As Filed with the U.S. Securities and Exchange Commission on November 8, 2006

                                              File Nos. 333-101625 and 811-21261

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

                       Pre-Effective Amendment No.___ |_|

                       Post-Effective Amendment No. 8 |X|
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 (X)

                               Amendment No. 9 (X)

                                 RYDEX ETF TRUST
               (Exact Name of Registrant as Specified in Charter)

            9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
               (Address of Principal Executive Offices) (Zip Code)

                                  (301)296-5100
              (Registrant's Telephone Number, Including Area Code)

                               Carl G. Verboncoeur
                               9601 Blackwell Road
                                    Suite 500
                            Rockville, Maryland 20850
               (Name and Address of Agent for Service of Process)

                                   Copies to:

                                 W. John McGuire
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

|_|   immediately upon filing pursuant to paragraph (b) of rule 485

|_|   on (date) pursuant to paragraph (b)(1)(v) of rule 485

|_|   60 days after filing pursuant to paragraph (a)(1) of rule 485

|_|   on (date) pursuant to paragraph (a)(1) of rule 485

|X|   75 days after filing pursuant to paragraph (a)(2) of rule 485

|_|   on (date) pursuant to paragraph (a)(2) of rule 485

                                                                 RYDEX ETF TRUST
                                                                JANUARY XX, 2007

---------------------------------------------------------------------------------------------------------------
BROAD MARKET ETFS                                         Rydex Dynamic Russell 2000(R) ETF
---------------------------------------------------------------------------------------------------------------
Rydex Dynamic S&P 500 ETF                                 Rydex Inverse Russell 2000(R) ETF
---------------------------------------------------------------------------------------------------------------
Rydex Inverse S&P 500 ETF                                 Rydex Dynamic Inverse Russell 2000(R) ETF
---------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse S&P 500 ETF                         Rydex Dynamic Russell 2000(R) Growth ETF
---------------------------------------------------------------------------------------------------------------
Rydex Dynamic S&P 500 Growth ETF                          Rydex Inverse Russell 2000(R) Growth ETF
---------------------------------------------------------------------------------------------------------------
Rydex Inverse S&P 500 Growth ETF                          Rydex Dynamic Inverse Russell 2000(R) Growth ETF
---------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse S&P 500 Growth ETF                  Rydex Dynamic Russell 2000(R) Value ETF
---------------------------------------------------------------------------------------------------------------
Rydex Dynamic S&P 500 Value ETF                           Rydex Inverse Russell 2000(R) Value ETF
---------------------------------------------------------------------------------------------------------------
Rydex Inverse S&P 500 Value ETF                           Rydex Dynamic Inverse Russell 2000(R) Value ETF
---------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse S&P 500 Value ETF                   Rydex Dynamic Russell 3000(R) ETF
---------------------------------------------------------------------------------------------------------------
Rydex Dynamic S&P MidCap 400 ETF                          Rydex Inverse Russell 3000(R) ETF
---------------------------------------------------------------------------------------------------------------
Rydex Inverse S&P MidCap 400 ETF                          Rydex Dynamic Inverse Russell 3000(R) ETF
---------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse S&P MidCap 400 ETF                  Rydex Dynamic Russell 3000(R) Growth ETF
---------------------------------------------------------------------------------------------------------------
Rydex Dynamic S&P MidCap 400 Growth ETF                   Rydex Inverse Russell 3000(R) Growth ETF
---------------------------------------------------------------------------------------------------------------
Rydex Inverse S&P MidCap 400 Growth ETF                   Rydex Dynamic Inverse Russell 3000(R) Growth ETF
---------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse S&P MidCap 400 Growth ETF           Rydex Dynamic Russell 3000(R) Value ETF
---------------------------------------------------------------------------------------------------------------
Rydex Dynamic S&P MidCap 400 Value ETF                    Rydex Inverse Russell 3000(R) Value ETF
---------------------------------------------------------------------------------------------------------------
Rydex Inverse S&P MidCap 400 Value ETF                    Rydex Dynamic Inverse Russell 3000 Value ETF
---------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse S&P MidCap 400 Value ETF            SECTOR ETFS
---------------------------------------------------------------------------------------------------------------
Rydex Dynamic S&P SmallCap 600 ETF                        Rydex Dynamic NASDAQ Biotech ETF
---------------------------------------------------------------------------------------------------------------
Rydex Inverse S&P SmallCap 600 ETF                        Rydex Inverse NASDAQ Biotech ETF
---------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse S&P SmallCap 600 ETF                Rydex Dynamic Inverse NASDAQ Biotech ETF
---------------------------------------------------------------------------------------------------------------
Rydex Dynamic S&P SmallCap 600 Growth ETF                 Rydex Dynamic Consumer Discretionary ETF
---------------------------------------------------------------------------------------------------------------
Rydex Inverse S&P SmallCap 600 Growth ETF                 Rydex Inverse Consumer Discretionary ETF
---------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse S&P SmallCap 600 Growth ETF         Rydex Dynamic Inverse Consumer Discretionary ETF
---------------------------------------------------------------------------------------------------------------
Rydex Dynamic S&P SmallCap 600 Value ETF                  Rydex Dynamic Consumer Staples ETF
---------------------------------------------------------------------------------------------------------------
Rydex Inverse S&P SmallCap 600 Value ETF                  Rydex Inverse Consumer Staples ETF
---------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse S&P SmallCap 600 Value ETF          Rydex Dynamic Inverse Consumer Staples ETF
---------------------------------------------------------------------------------------------------------------
Rydex Dynamic NASDAQ 100 ETF                              Rydex Dynamic Energy ETF
---------------------------------------------------------------------------------------------------------------
Rydex Inverse NASDAQ 100 ETF                              Rydex Inverse Energy ETF
---------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse NASDAQ 100 ETF                      Rydex Dynamic Inverse Energy ETF
---------------------------------------------------------------------------------------------------------------
Rydex Dynamic Russell 1000(R) ETF                         Rydex Dynamic Financials ETF
---------------------------------------------------------------------------------------------------------------
Rydex Inverse Russell 1000(R) ETF                         Rydex Inverse Financials ETF
---------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse Russell 1000(R) ETF                 Rydex Dynamic Inverse Financials ETF
---------------------------------------------------------------------------------------------------------------
Rydex Dynamic Russell 1000(R) Growth ETF                  Rydex Dynamic Health Care ETF
---------------------------------------------------------------------------------------------------------------
Rydex Inverse Russell 1000(R) Growth ETF                  Rydex Inverse Health Care ETF
---------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse Russell 1000(R) Growth ETF          Rydex Dynamic Inverse Health Care ETF
---------------------------------------------------------------------------------------------------------------
Rydex Dynamic Russell 1000(R) Value ETF                   Rydex Dynamic Industrials ETF
---------------------------------------------------------------------------------------------------------------
Rydex Inverse Russell 1000(R) Value ETF                   Rydex Inverse Industrials ETF
---------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse Russell 1000(R) Value ETF           Rydex Dynamic Inverse Industrials ETF
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Rydex Dynamic Russell MidCap(R) ETF                       Rydex Dynamic Materials ETF
---------------------------------------------------------------------------------------------------------------
Rydex Inverse Russell MidCap(R) ETF                       Rydex Inverse Materials ETF
---------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse Russell MidCap(R) ETF               Rydex Dynamic Inverse Materials ETF
---------------------------------------------------------------------------------------------------------------
Rydex Dynamic Russell MidCap(R) Growth ETF                Rydex Dynamic Technology ETF
---------------------------------------------------------------------------------------------------------------
Rydex Inverse Russell MidCap(R) Growth ETF                Rydex Inverse Technology ETF
---------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse Russell MidCap(R) Growth ETF        Rydex Dynamic Inverse Technology ETF
---------------------------------------------------------------------------------------------------------------
Rydex Dynamic Russell MidCap(R) Value ETF                 Rydex Dynamic Utilities ETF
---------------------------------------------------------------------------------------------------------------
Rydex Inverse Russell MidCap(R) Value ETF                 Rydex Inverse Utilities ETF
---------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse Russell MidCap(R) Value ETF         Rydex Dynamic Inverse Utilities ETF
---------------------------------------------------------------------------------------------------------------

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

THE  SECURITIES  AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR  DISAPPROVED  THE
TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                            PAGE

COMMON RISK/RETURN INFORMATION ............................................    3

BROAD MARKET ETFS

    RYDEX DYNAMIC S&P 500 ETF .............................................    4

    RYDEX INVERSE S&P 500 ETF .............................................    5

    RYDEX DYNAMIC INVERSE S&P 500 ETF .....................................    6

    RYDEX DYNAMIC S&P 500 GROWTH ETF ......................................    8

    RYDEX INVERSE S&P 500 GROWTH ETF ......................................    9

    RYDEX DYNAMIC INVERSE S&P 500 GROWTH ETF ..............................   10

    RYDEX DYNAMIC S&P 500 VALUE ETF .......................................   12

    RYDEX INVERSE S&P 500 VALUE ETF .......................................   13

    RYDEX DYNAMIC INVERSE S&P 500 VALUE ETF ...............................   14

    RYDEX DYNAMIC S&P MIDCAP 400 ETF ......................................   16

    RYDEX INVERSE S&P MIDCAP 400 ETF ......................................   18

    RYDEX DYNAMIC INVERSE S&P MIDCAP 400 ETF ..............................   20

    RYDEX DYNAMIC S&P MIDCAP 400 GROWTH ETF ...............................   22

    RYDEX INVERSE S&P MIDCAP 400 GROWTH ETF ...............................   24

    RYDEX DYNAMIC INVERSE S&P MIDCAP 400 GROWTH ETF .......................   26

    RYDEX DYNAMIC S&P MIDCAP 400 VALUE ETF ................................   28

    RYDEX INVERSE S&P MIDCAP 400 VALUE ETF ................................   30

    RYDEX DYNAMIC INVERSE S&P MIDCAP 400 VALUE ETF ........................   32

    RYDEX DYNAMIC S&P SMALLCAP 600 ETF ....................................   34

    RYDEX INVERSE S&P SMALLCAP 600 ETF ....................................   36

    RYDEX DYNAMIC INVERSE S&P SMALLCAP 600 ETF ............................   38

    RYDEX DYNAMIC SMALLCAP 600 GROWTH ETF .................................   40

    RYDEX INVERSE S&P SMALLCAP 600 GROWTH ETF .............................   42

    RYDEX DYNAMIC INVERSE S&P SMALLCAP 600 GROWTH ETF .....................   44

    RYDEX DYNAMIC S&P SMALLCAP 600 VALUE ETF ..............................   46

    RYDEX INVERSE S&P SMALLCAP 600 VALUE ETF ..............................   48

    RYDEX DYNAMIC INVERSE S&P SMALLCAP 600 VALUE ETF ......................   50

    RYDEX DYNAMIC NASDAQ 100 ETF ..........................................   52

                                TABLE OF CONTENTS
                                  (continued)

                                                                            PAGE

    RYDEX INVERSE NASDAQ 100 ETF ..........................................   55

    RYDEX DYNAMIC INVERSE NASDAQ 100 ......................................   56

    RYDEX DYNAMIC RUSSELL 1000(R) ETF .....................................   58

    RYDEX INVERSE RUSSELL 1000(R) ETF .....................................   59

    RYDEX DYNAMIC INVERSE RUSSELL 1000(R) ETF .............................   60

    RYDEX DYNAMIC RUSSELL 1000(R) GROWTH ETF ..............................   62

    RYDEX INVERSE RUSSELL 1000(R)GROWTH ETF ...............................   63

    RYDEX DYNAMIC INVERSE RUSSELL 1000(R) GROWTH ETF ......................   64

    RYDEX DYNAMIC RUSSELL 1000(R) VALUE ETF ...............................   66

    RYDEX INVERSE RUSSELL 1000(R) VALUE ETF ...............................   67

    RYDEX DYNAMIC INVERSE RUSSELL 1000(R) VALUE ETF .......................   68

    RYDEX DYNAMIC RUSSELL MIDCAP(R) ETF ...................................   70

    RYDEX INVERSE RUSSELL MIDCAP(R) ETF ...................................   72

    RYDEX DYNAMIC INVERSE RUSSELL MIDCAP(R) ETF ...........................   74

    RYDEX DYNAMIC RUSSELL MIDCAP(R) GROWTH ETF ............................   76

    RYDEX INVERSE RUSSELL MIDCAP(R) GROWTH ETF ............................   78

    RYDEX DYNAMIC INVERSE RUSSELL MIDCAP(R) GROWTH ETF ....................   80

    RYDEX DYNAMIC RUSSELL MIDCAP(R) VALUE ETF .............................   82

    RYDEX INVERSE RUSSELL MIDCAP(R) VALUE ETF .............................   84

    RYDEX DYNAMIC INVERSE RUSSELL MIDCAP(R) VALUE ETF .....................   86

    RYDEX DYNAMIC RUSSELL 2000(R) ETF .....................................   88

    RYDEX INVERSE RUSSELL 2000(R) ETF .....................................   90

    RYDEX DYNAMIC INVERSE RUSSELL 2000(R) ETF .............................   92

    RYDEX DYNAMIC RUSSELL 2000(R) GROWTH ETF ..............................   94

    RYDEX INVERSE RUSSELL 2000(R) GROWTH ETF ..............................   96

    RYDEX DYNAMIC INVERSE RUSSELL 2000(R) GROWTH ETF ......................   98

    RYDEX DYNAMIC RUSSELL 2000(R) VALUE ETF ...............................  100

    RYDEX INVERSE RUSSELL 2000(R) VALUE ETF ...............................  102

    RYDEX DYNAMIC INVERSE RUSSELL 2000(R) VALUE ETF .......................  104

    RYDEX DYNAMIC RUSSELL 3000(R) ETF .....................................  106

                                TABLE OF CONTENTS
                                   (continued)

                                                                            PAGE

    RYDEX INVERSE RUSSELL 3000(R) ETF .....................................  107

    RYDEX DYNAMIC INVERSE RUSSELL 3000(R) ETF .............................  108

    RYDEX DYNAMIC RUSSELL 3000(R) GROWTH ETF ..............................  110

    RYDEX INVERSE RUSSELL 3000(R) GROWTH ETF ..............................  111

    RYDEX DYNAMIC INVERSE RUSSELL 3000(R) GROWTH ETF ......................  112

    RYDEX DYNAMIC RUSSELL 3000(R) VALUE ETF ...............................  114

    RYDEX INVERSE RUSSELL 3000(R) VALUE ETF ...............................  115

    RYDEX DYNAMIC INVERSE RUSSELL 3000(R) VALUE ETF .......................  116

SECTOR ETFS

    RYDEX DYNAMIC NASDAQ BIOTECH ETF ......................................  118

    RYDEX INVERSE NASDAQ BIOTECH ETF ......................................  120

    RYDEX DYNAMIC INVERSE NASDAQ BIOTECH ETF ..............................  122

    RYDEX DYNAMIC CONSUMER DISCRETIONARY ETF ..............................  124

    RYDEX INVERSE CONSUMER DISCRETIONARY ETF ..............................  126

    RYDEX DYNAMIC INVERSE CONSUMER DISCRETIONARY ETF ......................  127

    RYDEX DYNAMIC CONSUMER STAPLES ETF ....................................  129

    RYDEX INVERSE CONSUMER STAPLES ETF ....................................  131

    RYDEX DYNAMIC INVERSE CONSUMER STAPLES ETF ............................  132

    RYDEX DYNAMIC ENERGY ETF ..............................................  134

    RYDEX INVERSE ENERGY ETF ..............................................  136

    RYDEX DYNAMIC INVERSE ENERGY ETF ......................................  137

    RYDEX DYNAMIC FINANCIALS ETF ..........................................  139

    RYDEX INVERSE FINANCIALS ETF ..........................................  141

    RYDEX DYNAMIC INVERSE FINANCIALS ETF ..................................  142

    RYDEX DYNAMIC HEALTH CARE ETF .........................................  144

    RYDEX INVERSE HEALTH CARE ETF .........................................  146

    RYDEX DYNAMIC INVERSE HEALTH CARE ETF .................................  147

    RYDEX DYNAMIC INDUSTRIALS ETF .........................................  149

    RYDEX INVERSE INDUSTRIALS ETF .........................................  151

    RYDEX DYNAMIC INVERSE INDUSTRIALS ETF .................................  153

                                TABLE OF CONTENTS
                                   (continued)

                                                                            PAGE

    RYDEX DYNAMIC MATERIALS ETF ...........................................  155

    RYDEX INVERSE MATERIALS ETF ...........................................  157

    RYDEX DYNAMIC INVERSE MATERIALS ETF ...................................  158

    RYDEX DYNAMIC TECHNOLOGY ETF ..........................................  160

    RYDEX INVERSE TECHNOLOGY ETF ..........................................  162

    RYDEX DYNAMIC INVERSE TECHNOLOGY ETF ..................................  164

    RYDEX DYNAMIC UTILITIES ETF ...........................................  166

    RYDEX INVERSE UTILITIES ETF ...........................................  168

    RYDEX DYNAMIC INVERSE UTILITIES ETF ...................................  170

FEES AND EXPENSES OF THE FUNDS ............................................  172

MORE INFORMATION ABOUT THE FUNDS INVESTMENTS AND RISKS ....................  174

SHAREHOLDER INFORMATION ...................................................  182

DISTRIBUTION PLAN .........................................................  187

TAX INFORMATION ...........................................................  188

MANAGEMENT OF THE FUNDS ...................................................  190

UNDERLYING INDEX INFORMATION ..............................................  192

ADDITIONAL INFORMATION ....................................................  194


                   ------------------------------------------
                       PLEASE SEE THE RYDEX FUNDS PRIVACY
                      POLICY INSIDE THE BACK COVER OF THIS
                                   PROSPECTUS.
                   ------------------------------------------

                                 RYDEX ETF TRUST

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

Rydex ETF Trust (the "Trust") is an investment company offering professionally managed investment portfolios. This Prospectus describes the Rydex Leveraged and Inverse ETF Series (each a "Fund" and collectively, the "Funds"), which are grouped into the following categories.

BROAD MARKET ETFS
--------------------------------------------------------------------------------

- Rydex Dynamic S&P 500 ETF, Rydex Inverse S&P 500 ETF, Rydex Dynamic Inverse S&P 500 ETF, Rydex Dynamic S&P 500 Growth ETF, Rydex Inverse S&P 500 Growth ETF, Rydex Dynamic Inverse S&P 500 Growth ETF, Rydex Dynamic S&P 500 Value ETF, Rydex Inverse S&P 500 Value ETF, Rydex Dynamic Inverse S&P 500 Value ETF, Rydex Dynamic S&P MidCap 400 ETF, Rydex Inverse S&P MidCap 400 ETF, Rydex Dynamic
Inverse S&P MidCap 400 ETF, Rydex Dynamic S&P MidCap 400 Growth ETF, Rydex Inverse S&P MidCap 400 Growth ETF, Rydex Dynamic Inverse S&P MidCap 400 Growth ETF, Rydex Dynamic S&P MidCap 400 Value ETF, Rydex Inverse S&P MidCap 400 Value ETF, Rydex Dynamic Inverse S&P MidCap 400 Value ETF, Rydex Dynamic S&P SmallCap 600 ETF, Rydex Inverse S&P SmallCap 600 ETF, Rydex Dynamic Inverse S&P SmallCap 600 ETF, Rydex Dynamic S&P SmallCap 600 Growth ETF, Rydex Inverse S&P SmallCap 600 Growth ETF, Rydex Dynamic Inverse S&P SmallCap 600 Growth ETF, Rydex Dynamic S&P SmallCap 600 Value ETF, Rydex Inverse S&P SmallCap 600 Value ETF, Rydex Dynamic Inverse S&P SmallCap 600 Value ETF, Rydex Dynamic NASDAQ 100 ETF, Rydex Inverse NASDAQ 100 ETF, Rydex Dynamic Inverse NASDAQ 100 ETF, Rydex Dynamic Russell 1000(R) ETF, Rydex Inverse Russell 1000(R) ETF, Rydex Dynamic Inverse Russell 1000(R) ETF, Rydex Dynamic Russell 1000(R) Growth ETF, Rydex Inverse Russell 1000(R) Growth ETF, Rydex Dynamic Inverse Russell 1000(R) Growth ETF, Rydex Dynamic Russell 1000(R) Value ETF, Rydex Inverse Russell 1000(R) Value ETF, Rydex Dynamic Inverse Russell 1000(R) Value ETF, Rydex Dynamic Russell MidCap(R) ETF, Rydex Inverse MidCap(R) ETF, Rydex Dynamic Inverse Russell MidCap(R) ETF, Rydex Dynamic Russell MidCap(R) Growth ETF, Rydex Inverse Russell MidCap(R) Growth ETF, Rydex Dynamic Inverse Russell MidCap(R) Growth ETF, Rydex Dynamic Russell MidCap(R) Value ETF, Rydex Inverse Russell MidCap(R) Value ETF, Rydex Dynamic Inverse Russell MidCap(R) Value ETF, Rydex Dynamic Russell 2000(R) ETF, Rydex Inverse Russell 2000(R) ETF, Rydex Dynamic Inverse Russell 2000(R)
ETF, Rydex Dynamic Russell 2000(R) Growth ETF, Rydex Inverse Russell 2000(R) Growth ETF, Rydex Dynamic Inverse Russell 2000(R) Growth ETF, Rydex Dynamic Russell 2000(R) Value ETF, Rydex Inverse Russell 2000(R) Value ETF, Rydex Dynamic Inverse Russell 2000(R) Value ETF, Rydex Dynamic Russell 3000(R) ETF, Rydex Inverse Russell 3000(R) ETF, Rydex Dynamic Inverse Russell 3000(R) ETF,
Rydex Dynamic Russell 3000(R) Growth ETF, Rydex Inverse Russell 3000(R) Growth ETF, Rydex Dynamic Inverse Russell 3000(R) Growth ETF, Rydex Dynamic Russell 3000(R) Value ETF, Rydex Inverse Russell 3000(R) Value ETF, and Rydex Dynamic Inverse Russell 3000(R) Value ETF.

SECTOR ETFS - Rydex Dynamic NASDAQ Biotech ETF, Rydex Inverse NASDAQ Biotech ETF, Rydex Dynamic Inverse NASDAQ Biotech ETF, Rydex Dynamic Consumer Discretionary ETF, Rydex Inverse Consumer Discretionary ETF, Rydex Dynamic Inverse Consumer Discretionary ETF, Rydex Dynamic Consumer Staples ETF, Rydex Inverse Consumer Staples ETF, Rydex Dynamic Inverse Consumer Staples ETF, Rydex Dynamic Energy ETF, Rydex Inverse Energy ETF, Rydex Dynamic Inverse Energy ETF, Rydex Dynamic Financials ETF, Rydex Inverse Financials ETF, Rydex Dynamic Inverse Financials ETF, Rydex Dynamic Health Care ETF, Rydex Inverse Health Care ETF, Rydex Dynamic Inverse Health Care ETF, Rydex Dynamic Industrials ETF, Rydex Inverse Industrials ETF, Rydex Dynamic Inverse Industrials ETF, Rydex Dynamic Materials ETF, Rydex Inverse Materials ETF, Rydex Dynamic Inverse Materials ETF, Rydex Dynamic Technology ETF, Rydex Inverse Technology ETF, Rydex Dynamic Inverse Technology ETF, Rydex Dynamic Utilities ETF, Rydex Inverse Utilities ETF, and Rydex Dynamic Inverse Utilities ETF.

The shares of the Funds are listed for trading on the [_____________] (the "Exchange"). Market prices for shares may be different from their net asset value ("NAV"). The Funds issue and redeem shares on a continuous basis at NAV only in a large specified number of shares called a "Creation Unit." Creation Units of a Leveraged Fund are issued and redeemed principally in-kind for securities included in the Fund's underlying index. Creation Units of an Inverse Fund are issued and redeemed for cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Once created, shares of a Fund generally trade in the secondary market in amounts less than a Creation Unit. For a more detailed discussion, see the "Creations and Redemptions" section herein. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF EACH FUND ARE NOT REDEEMABLE SECURITIES.

COMMON RISK / RETURN INFORMATION
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES

Each Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. Each benchmark is a multiple, inverse, or inverse multiple of the performance of a particular index (each an "Underlying Index"). The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

DERIVATIVES RISK - The Funds' use of equity derivatives such as futures, options and swap agreements to pursue their respective investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK - The Funds are subject to the risk that unanticipated early closings of securities exchanges may result in the Funds' inability to buy or sell securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

LIQUIDITY RISK - Trading in shares may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. Trading in shares is also subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. In addition, there can be no assurance that the requirements necessary to maintain the listing of the shares of the Funds will continue to be met or will remain unchanged.

MARKET RISK - Due to market conditions, the value of the Funds' equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

COUNTERPARTY CREDIT RISK - The Funds are subject to credit risk on the amount they expect to receive from counterparties to financial instruments entered into by the Funds. If a counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK - The Funds' investment adviser, Rydex Investments (the "Advisor") may not be able to cause a Fund's performance to match or exceed that of the Fund's benchmark either on a daily or aggregate basis. Tracking error may cause a Fund's performance to be less than you expect.

TRADING RISK - Shares may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the Funds' holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their
NAVs), the Advisor does not believe that large discounts or premiums to NAV will exist for extended periods of time. In addition, although the Funds' shares are listed on the Exchange, there can be no assurance that an active trading market for the shares will develop or be maintained.

RYDEX DYNAMIC S&P 500 ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic S&P 500 ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Underlying Index. When the value of the Underlying Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Underlying Index (E.G., if the Underlying Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in equity securities, leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and option contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also will purchase equity securities that are generally within the capitalization range of the S&P 500(R) Index, but may purchase equity securities of any capitalization range.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in component securities included in, and financial instruments with economic characteristics that should perform similarly to those of, the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic S&P 500 ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

PERFORMANCE

The Rydex Dynamic S&P 500 ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX INVERSE S&P 500 ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Inverse S&P 500 ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P 500(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day.

PRINCIPAL INVESTMENT STRATEGY

The Fund's objective is to perform exactly the opposite of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. For example, the Fund engages in short sales of securities included in the Underlying Index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Inverse S&P 500 ETF is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Inverse S&P 500 ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INVERSE S&P 500 ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Inverse S&P 500 ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Inverse S&P 500 ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Dynamic Inverse S&P 500 ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC S&P 500 GROWTH ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic S&P 500 Growth ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500/Citigroup Growth(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Underlying Index. When the value of the Underlying Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Underlying Index (E.G., if the Underlying Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in equity securities, leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and option contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also will purchase equity securities that are generally within the capitalization range of the S&P 500/Citigroup Growth(R) Index, but may purchase equity securities of any capitalization range.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in component securities included in, and financial instruments with economic characteristics that should perform similarly to those of, the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic S&P 500 Growth ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole.

PERFORMANCE

The Rydex Dynamic S&P 500 Growth ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX INVERSE S&P 500 GROWTH ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Inverse S&P 500 Growth ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P 500/Citigroup Growth(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day.

PRINCIPAL INVESTMENT STRATEGY

The Fund's objective is to perform exactly the opposite of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. For example, the Fund engages in short sales of securities included in the Underlying Index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Inverse S&P 500 Growth ETF is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization growth stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Inverse S&P 500 Growth ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INVERSE S&P 500 GROWTH ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Inverse S&P 500 Growth ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500/Citigroup Growth(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Inverse S&P 500 Growth ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization growth stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Dynamic Inverse S&P 500 Growth ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC S&P 500 VALUE ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic S&P 500 Value ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500/Citigroup Value(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Underlying Index. When the value of the Underlying Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Underlying Index (E.G., if the Underlying Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in equity securities, leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and option contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also will purchase equity securities that are generally within the capitalization range of the S&P 500/Citigroup Value(R) Index, but may purchase equity securities of any capitalization range.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in component securities included in, and financial instruments with economic characteristics that should perform similarly to those of, the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic S&P 500 Value ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization value stocks may underperform other segments of the equity market or the equity market as a whole.

PERFORMANCE

The Rydex Dynamic S&P 500 Value ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX INVERSE S&P 500 VALUE ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Inverse S&P 500 Value ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P 500/Citigroup Value(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day.

PRINCIPAL INVESTMENT STRATEGY

The Fund's objective is to perform exactly the opposite of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. For example, the Fund engages in short sales of securities included in the Underlying Index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Inverse S&P 500 Value ETF is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization value stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Inverse S&P 500 Value ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INVERSE S&P 500 VALUE ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Inverse S&P 500 Value ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500/Citigroup Value(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Inverse S&P 500 Value ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization value stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Dynamic Inverse S&P 500 Value ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC S&P MIDCAP 400 ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic S&P MidCap 400 ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P MidCap 400(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Underlying Index. When the value of the Underlying Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Underlying Index (E.G., if the Underlying Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in equity securities, leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and option contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also will purchase equity securities that are generally within the capitalization range of the S&P MidCap 400(R) Index, but may purchase equity securities of any capitalization range.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in component securities included in, and financial instruments with economic characteristics that should perform similarly to those of, the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic S&P MidCap 400 ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

MID-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

PERFORMANCE

The Rydex Dynamic S&P MidCap 400 ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX INVERSE S&P MIDCAP 400 ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Inverse S&P MidCap 400 ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund's objective is to perform exactly the opposite of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. For example, the Fund engages in short sales of securities included in the Underlying Index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Inverse S&P MidCap 400 ETF is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

MID-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Inverse S&P MidCap 400 ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INVERSE S&P MIDCAP 400 ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Inverse S&P MidCap 400 ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the S&P MidCap 400(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Inverse S&P MidCap 400 ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

MID-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Dynamic Inverse S&P MidCap 400 ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC S&P MIDCAP 400 GROWTH ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic S&P MidCap 400 Growth ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P MidCap 400/Citigroup Growth(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Underlying Index. When the value of the Underlying Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Underlying Index (E.G., if the Underlying Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in equity securities, leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and option contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also will purchase equity securities that are generally within the capitalization range of the S&P MidCap 400/Citigroup Growth(R) Index, but may purchase equity securities of any capitalization range.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in component securities included in, and financial instruments with economic characteristics that should perform similarly to those of, the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic S&P MidCap 400 Growth ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole.

MID-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

PERFORMANCE

The Rydex Dynamic S&P MidCap 400 Growth ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX INVERSE S&P MIDCAP 400 GROWTH ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Inverse S&P MidCap 400 Growth ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P Midcap 400/Citigroup Growth(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund's objective is to perform exactly the opposite of the Underlying Index Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. For example, the Fund engages in short sales of securities included in the Underlying Index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Inverse S&P MidCap 400 Growth ETF is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization growth stocks may outperform other segments of the equity market or the equity market as a whole.

MID-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Inverse S&P MidCap 400 Growth ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INVERSE S&P MIDCAP 400 GROWTH ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Inverse S&P MidCap 400 Growth ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the S&P MidCap 400/Citigroup Growth(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Inverse S&P MidCap 400 Growth ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization growth stocks may outperform other segments of the equity market or the equity market as a whole.

MID-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Dynamic Inverse S&P MidCap 400 Growth ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC S&P MIDCAP 400 VALUE ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic S&P MidCap 400 Value ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P MidCap 400/Citigroup Value(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Underlying Index. When the value of the Underlying Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Underlying Index (E.G., if the Underlying Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in equity securities, leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and option contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also will purchase equity securities that are generally within the capitalization range of the S&P MidCap 400/Citigroup Value(R) Index, but may purchase equity securities of any capitalization range.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in component securities included in, and financial instruments with economic characteristics that should perform similarly to those of, the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic S&P MidCap 400 Value ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization value stocks may underperform other segments of the equity market or the equity market as a whole.

MID-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

PERFORMANCE

The Rydex Dynamic S&P MidCap 400 Value ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX INVERSE S&P MIDCAP 400 VALUE ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Inverse S&P MidCap 400 Value ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400/Citigroup Value(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund's objective is to perform exactly the opposite of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. For example, the Fund engages in short sales of securities included in the Underlying Index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Inverse S&P MidCap 400 Value ETF is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization value stocks may outperform other segments of the equity market or the equity market as a whole.

MID-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Inverse S&P MidCap 400 Value ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INVERSE S&P MIDCAP 400 VALUE ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Inverse S&P MidCap 400 Value ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the S&P MidCap 400/Citigroup Value(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Inverse S&P MidCap 400 Value ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization value stocks may outperform other segments of the equity market or the equity market as a whole.

MID-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Dynamic Inverse S&P MidCap 400 Value ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC S&P SMALLCAP 600 ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic S&P SmallCap 600 ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P SmallCap 600(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Underlying Index. When the value of the Underlying Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Underlying Index (E.G., if the Underlying Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in equity securities, leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and option contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also will purchase equity securities that are generally within the capitalization range of the S&P SmallCap 600(R) Index, but may purchase equity securities of any capitalization range.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in component securities included in, and financial instruments with economic characteristics that should perform similarly to those of, the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic S&P SmallCap 600 ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than medium and large-capitalization companies.

PERFORMANCE

The Rydex Dynamic S&P SmallCap 600 ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX INVERSE S&P SMALLCAP 600 ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Inverse S&P SmallCap 600 ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P SmallCap 600(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day.

PRINCIPAL INVESTMENT STRATEGY

The Fund's objective is to perform exactly the opposite of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. For example, the Fund engages in short sales of securities included in the Underlying Index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Inverse S&P SmallCap 600 ETF is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than medium and large-capitalization companies.

PERFORMANCE

The Rydex Inverse S&P SmallCap 600 ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INVERSE S&P SMALLCAP 600 ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Inverse S&P SmallCap 600 ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the S&P SmallCap 600(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Inverse S&P SmallCap 600 ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than medium and large-capitalization companies.

PERFORMANCE

The Rydex Dynamic Inverse S&P SmallCap 600 ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC S&P SMALLCAP 600 GROWTH ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic S&P SmallCap 600 Growth ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P SmallCap 600/Citigroup Growth(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Underlying Index. When the value of the Underlying Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Underlying Index (E.G., if the Underlying Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in equity securities, leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and option contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also will purchase equity securities that are generally within the capitalization range of the S&P SmallCap 600/Citigroup Growth(R) Index, but may purchase equity securities of any capitalization range.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in component securities included in, and financial instruments with economic characteristics that should perform similarly to those of, the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic S&P SmallCap 600 Growth ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole.

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than medium and large-capitalization companies.

PERFORMANCE

The Rydex Dynamic S&P SmallCap 600 Growth ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX INVERSE S&P SMALLCAP 600 GROWTH ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Inverse S&P SmallCap 600 Growth ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P SmallCap 600/Citigroup Growth(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day.

PRINCIPAL INVESTMENT STRATEGY

The Fund's objective is to perform exactly the opposite of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. For example, the Fund engages in short sales of securities included in the Underlying Index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Inverse S&P SmallCap 600 Growth ETF is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization growth stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than medium and large-capitalization companies.

PERFORMANCE

The Rydex Inverse S&P SmallCap 600 Growth ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INVERSE S&P SMALLCAP 600 GROWTH ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Inverse S&P SmallCap 600 Growth ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the S&P SmallCap 600/Citigroup Growth(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Inverse S&P SmallCap 600 Growth ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization growth stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than medium and large-capitalization companies.

PERFORMANCE

The Rydex Dynamic Inverse S&P SmallCap 600 Growth ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC S&P SMALLCAP 600 VALUE ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic S&P SmallCap 600 Value ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P SmallCap 600/Citigroup Value(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Underlying Index. When the value of the Underlying Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Underlying Index (E.G., if the Underlying Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in equity securities, leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and option contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also will purchase equity securities that are generally within the capitalization range of the S&P SmallCap 600/Citigroup Value(R) Index, but may purchase equity securities of any capitalization range.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in component securities included in, and financial instruments with economic characteristics that should perform similarly to those of, the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic S&P SmallCap 600 Value ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization value stocks may underperform other segments of the equity market or the equity market as a whole.

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than medium and large-capitalization companies.

PERFORMANCE

The Rydex Dynamic S&P SmallCap 600 Value ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX INVERSE S&P SMALLCAP 600 VALUE ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Inverse S&P SmallCap 600 Value ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P SmallCap 600/Citigroup Value(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day.

PRINCIPAL INVESTMENT STRATEGY

The Fund's objective is to perform exactly the opposite of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. For example, the Fund engages in short sales of securities included in the Underlying Index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Inverse S&P SmallCap 600 Value ETF is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization value stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than medium and large-capitalization companies.

PERFORMANCE

The Rydex Inverse S&P SmallCap 600 Value ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INVERSE S&P SMALLCAP 600 VALUE ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Inverse S&P SmallCap 600 Value ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the S&P SmallCap 600/Citigroup Value(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Inverse S&P SmallCap 600 Value ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization value stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than medium and large-capitalization companies.

PERFORMANCE

The Rydex Dynamic Inverse S&P SmallCap 600 Value ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC NASDAQ 100 ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic NASDAQ 100 ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the NASDAQ-100 Index(R) (the "Index" or "Underlying Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Underlying Index. When the value of the Underlying Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Underlying Index (E.G., if the Underlying Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in equity securities, leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and option contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also will purchase equity securities that are generally within the capitalization range of the NASDAQ-100 Index(R), but may purchase equity securities of any capitalization range.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in component securities included in, and financial instruments with economic characteristics that should perform similarly to those of, the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic NASDAQ 100 ETF is subject to a number of other risks that may affect the value of its shares, including:

CONCENTRATION RISK - To the extent that the Underlying Index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

PERFORMANCE

The Rydex Dynamic NASDAQ 100 ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX INVERSE NASDAQ 100 ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Inverse NASDAQ 100 ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index(R) (the "Index" or "Underlying Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund's objective is to perform exactly the opposite of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. For example, the Fund engages in short sales of securities included in the Underlying Index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Inverse NASDAQ 100 ETF is subject to a number of other risks that may affect the value of its shares, including:

CONCENTRATION RISK - To the extent that the Underlying Index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Inverse NASDAQ 100 ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INVERSE NASDAQ 100 ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Inverse NASDAQ 100 ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the NASDAQ-100 Index(R) (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Inverse NASDAQ 100 ETF is subject to a number of other risks that may affect the value of its shares, including:

CONCENTRATION RISK - To the extent that the Underlying Index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Dynamic Inverse NASDAQ 100 ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC RUSSELL 1000(R) ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Russell 1000(R) ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell 1000(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Underlying Index. When the value of the Underlying Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Underlying Index (E.G., if the Underlying Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in equity securities, leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and option contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also will purchase equity securities that are generally within the capitalization range of the Russell 1000(R) Index, but may purchase equity securities of any capitalization range.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in component securities included in, and financial instruments with economic characteristics that should perform similarly to those of, the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Russell 1000(R) ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

PERFORMANCE

The Rydex Dynamic Russell 1000(R) ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX INVERSE RUSSELL 1000(R) ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Inverse Russell 1000(R) ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell 1000(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund's objective is to perform exactly the opposite of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. For example, the Fund engages in short sales of securities included in the Underlying Index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Inverse Russell 1000(R) ETF is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Inverse Russell 1000(R) ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INVERSE RUSSELL 1000(R) ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Inverse Russell 1000(R) ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the Russell 1000(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Inverse Russell 1000(R) ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Dynamic Inverse Russell 1000(R) ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC RUSSELL 1000(R) GROWTH ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Russell 1000(R) Growth ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell 1000(R) Growth Index (the "Index" or "Underlying Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Underlying Index. When the value of the Underlying Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Underlying Index (E.G., if the Underlying Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in equity securities, leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and option contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also will purchase equity securities that are generally within the capitalization range of the Russell 1000(R) Growth Index, but may purchase equity securities of any capitalization range.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in component securities included in, and financial instruments with economic characteristics that should perform similarly to those of, the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Russell 1000(R) Growth ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole.

PERFORMANCE

The Rydex Dynamic Russell 1000(R) Growth ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX INVERSE RUSSELL 1000(R) GROWTH ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Inverse Russell 1000(R) Growth ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell 1000(R) Growth Index (the "Index" or "Underlying Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund's objective is to perform exactly the opposite of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. For example, the Fund engages in short sales of securities included in the Underlying Index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Inverse Russell 1000(R) Growth ETF is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization growth stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Inverse Russell 1000(R) Growth ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INVERSE RUSSELL 1000(R) GROWTH ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Inverse Russell 1000(R) Growth ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the Russell 1000(R) Growth Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Inverse Russell 1000(R) Growth ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization growth stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Dynamic Inverse Russell 1000(R) Growth ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC RUSSELL 1000(R) VALUE ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Russell 1000(R) Value ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell 1000(R) Value Index (the "Index" or "Underlying Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Underlying Index. When the value of the Underlying Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Underlying Index (E.G., if the Underlying Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in equity securities, leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and option contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also will purchase equity securities that are generally within the capitalization range of the Russell 1000(R) Value Index, but may purchase equity securities of any capitalization range.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in component securities included in, and financial instruments with economic characteristics that should perform similarly to those of, the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Russell 1000(R) Value ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization value stocks may underperform other segments of the equity market or the equity market as a whole.

PERFORMANCE

The Rydex Dynamic Russell 1000(R) Value ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX INVERSE RUSSELL 1000(R) VALUE ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Inverse Russell 1000(R) Value ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell 1000(R) Value Index (the "Index" or "Underlying Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund's objective is to perform exactly the opposite of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. For example, the Fund engages in short sales of securities included in the Underlying Index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Inverse Russell 1000(R) Value ETF is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization value stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Inverse Russell 1000(R) Value ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INVERSE RUSSELL 1000(R) VALUE ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Inverse Russell 1000(R) Value ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the Russell 1000(R) Value Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Inverse Russell 1000(R) Value ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization value stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Dynamic Inverse Russell 1000(R) Value ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC RUSSELL MIDCAP(R) ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Russell MidCap(R) ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell MidCap(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Underlying Index. When the value of the Underlying Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Underlying Index (E.G., if the Underlying Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in equity securities, leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and option contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also will purchase equity securities that are generally within the capitalization range of the Russell MidCap(R) Index, but may purchase equity securities of any capitalization range.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in component securities included in, and financial instruments with economic characteristics that should perform similarly to those of, the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Russell MidCap(R) ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

MID-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with larger capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

PERFORMANCE

The Rydex Dynamic Russell MidCap(R) ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX INVERSE RUSSELL MIDCAP(R) ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Inverse Russell MidCap(R) ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell MidCap(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund's objective is to perform exactly the opposite of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. For example, the Fund engages in short sales of securities included in the Underlying Index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Inverse Russell MidCap(R) ETF is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

MID-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with larger capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Inverse Russell MidCap(R) ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INVERSE RUSSELL MIDCAP(R) ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Inverse Russell MidCap(R) ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the Russell MidCap(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Inverse Russell MidCap(R) ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

MID-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with larger capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Dynamic Inverse Russell MidCap(R) ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC RUSSELL MIDCAP(R) GROWTH ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Russell MidCap(R) Growth ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell MidCap(R) Growth Index (the "Index" or "Underlying Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Underlying Index. When the value of the Underlying Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Underlying Index (E.G., if the Underlying Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in equity securities, leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and option contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also will purchase equity securities that are generally within the capitalization range of the Russell MidCap(R) Growth Index, but may purchase equity securities of any capitalization range.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in component securities included in, and financial instruments with economic characteristics that should perform similarly to those of, the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Russell MidCap(R) Growth ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole.

MID-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with larger capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

PERFORMANCE

The Rydex Dynamic Russell MidCap(R) Growth ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX INVERSE RUSSELL MIDCAP(R) GROWTH ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Inverse Russell MidCap(R) Growth ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell MidCap(R) Growth Index (the "Index" or "Underlying Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund's objective is to perform exactly the opposite of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. For example, the Fund engages in short sales of securities included in the Underlying Index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Inverse Russell MidCap(R) Growth ETF is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization growth stocks may outperform other segments of the equity market or the equity market as a whole.

MID-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with larger capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Inverse Russell MidCap(R) Growth ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INVERSE RUSSELL MIDCAP(R) GROWTH ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Inverse Russell MidCap(R) Growth ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the Russell MidCap(R) Growth Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In  addition to the risks  common to  investing  in any of the Funds,  the Rydex
Dynamic Inverse Russell MidCap(R) Growth ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization growth stocks may outperform other segments of the equity market or the equity market as a whole.

MID-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with larger capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Dynamic Inverse Russell MidCap(R) Growth ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC RUSSELL MIDCAP(R) VALUE ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Russell MidCap(R) Value ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell MidCap(R) Value Index (the "Index" or "Underlying Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Underlying Index. When the value of the Underlying Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Underlying Index (E.G., if the Underlying Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in equity securities, leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and option contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also will purchase equity securities that are generally within the capitalization range of the Russell MidCap(R) Value Index, but may purchase equity securities of any capitalization range.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in component securities included in, and financial instruments with economic characteristics that should perform similarly to those of, the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Russell MidCap(R) Value ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK -The Fund is subject to the risk that medium-capitalization value stocks may underperform other segments of the equity market or the equity market as a whole.

MID-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with larger capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

PERFORMANCE

The Rydex Dynamic Russell MidCap(R) Value ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX INVERSE RUSSELL MIDCAP(R) VALUE ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Inverse Russell MidCap(R) Value ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell MidCap(R) Value Index (the "Index" or "Underlying Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund's objective is to perform exactly the opposite of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. For example, the Fund engages in short sales of securities included in the Underlying Index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Inverse Russell MidCap(R) Value ETF is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization value stocks may outperform other segments of the equity market or the equity market as a whole.

MID-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with larger capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Inverse Russell MidCap(R) Value ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INVERSE RUSSELL MIDCAP(R) VALUE ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Inverse Russell MidCap(R) Value ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the Russell MidCap(R) Value Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In  addition to the risks  common to  investing  in any of the Funds,  the Rydex
Dynamic Inverse Russell MidCap(R) Value ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization value stocks may outperform other segments of the equity market or the equity market as a whole.

MID-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with larger capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Dynamic Inverse Russell MidCap(R) Value ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC RUSSELL 2000(R) ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Russell 2000(R) ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell 2000(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Underlying Index. When the value of the Underlying Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Underlying Index (E.G., if the Underlying Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in equity securities, leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and option contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also will purchase equity securities that are generally within the capitalization range of the Russell 2000(R) Index, but may purchase equity securities of any capitalization range.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in component securities included in, and financial instruments with economic characteristics that should perform similarly to those of, the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Russell 2000(R) ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than medium and large-capitalization companies.

PERFORMANCE

The Rydex Dynamic Russell 2000(R) ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX INVERSE RUSSELL 2000(R) ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Inverse Russell 2000(R) ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell 2000(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund's objective is to perform exactly the opposite of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. For example, the Fund engages in short sales of securities included in the Underlying Index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Inverse Russell 2000(R) ETF is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than medium and large-capitalization companies.

PERFORMANCE

The Rydex Inverse Russell 2000(R) ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INVERSE RUSSELL 2000(R) ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Inverse Russell 2000(R) ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the Russell 2000(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Inverse Russell 2000(R) ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than medium and large-capitalization companies.

PERFORMANCE

The Rydex Dynamic Inverse Russell 2000(R) ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC RUSSELL 2000(R) GROWTH ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Russell 2000(R) Growth ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell 2000(R) Growth Index (the "Index" or "Underlying Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Underlying Index. When the value of the Underlying Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Underlying Index (E.G., if the Underlying Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in equity securities, leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and option contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also will purchase equity securities that are generally within the capitalization range of the Russell 2000(R) Growth Index, but may purchase equity securities of any capitalization range.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in component securities included in, and financial instruments with economic characteristics that should perform similarly to those of, the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Russell 2000(R) Growth ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole.

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than medium and large-capitalization companies.

PERFORMANCE

The Rydex Dynamic Russell 2000(R) Growth ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX INVERSE RUSSELL 2000(R) GROWTH ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Inverse Russell 2000(R) Growth ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the of the Russell 2000(R) Growth Index (the "Index" or "Underlying Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. For example, the Fund engages in short sales of securities included in the Underlying Index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Inverse Russell 2000(R) Growth ETF is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization growth stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than medium and large-capitalization companies.

PERFORMANCE

The Rydex Inverse Russell 2000(R) Growth ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INVERSE RUSSELL 2000(R) GROWTH ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Inverse Russell 2000(R) Growth ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the Russell 2000(R) Growth Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Inverse Russell 2000(R) Growth ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization growth stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than medium and large-capitalization companies.

PERFORMANCE

The Rydex Dynamic Inverse Russell 2000(R) Growth ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC RUSSELL 2000(R) VALUE ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Russell 2000(R) Value ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell 2000(R) Value Index (the "Index" or "Underlying Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Underlying Index. When the value of the Underlying Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Underlying Index (E.G., if the Underlying Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in equity securities, leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and option contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also will purchase equity securities that are generally within the capitalization range of the Russell 2000(R) Value Index, but may purchase equity securities of any capitalization range.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in component securities included in, and financial instruments with economic characteristics that should perform similarly to those of, the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Russell 2000(R) Value ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization value stocks may underperform other segments of the equity market or the equity market as a whole.

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than medium and large-capitalization companies.

PERFORMANCE

The Rydex Dynamic Russell 2000(R) Value ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX INVERSE RUSSELL 2000(R) VALUE ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Inverse Russell 2000(R) Value ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell 2000(R) Value Index (the "Index" or "Underlying Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund's objective is to perform exactly the opposite of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. For example, the Fund engages in short sales of securities included in the Underlying Index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Inverse Russell 2000(R) Value ETF is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization value stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than medium and large-capitalization companies.

PERFORMANCE

The Rydex Inverse Russell 2000(R) Value ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INVERSE RUSSELL 2000(R) VALUE ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Inverse Russell 2000(R) Value ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the Russell 2000(R) Value Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Inverse Russell 2000(R) Value ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization value stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than medium and large-capitalization companies.

PERFORMANCE

The Rydex Dynamic Inverse Russell 2000(R) Value ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC RUSSELL 3000(R) ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Russell 3000(R) ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell 3000(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Underlying Index. When the value of the Underlying Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Underlying Index (E.G., if the Underlying Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in equity securities, leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and option contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also will purchase equity securities that are generally within the capitalization range of the Russell 3000(R) Index, but may purchase equity securities of any capitalization range.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in component securities included in, and financial instruments with economic characteristics that should perform similarly to those of, the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Russell 3000(R) ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

PERFORMANCE

The Rydex Dynamic Russell 3000(R) ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX INVERSE RUSSELL 3000(R) ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Inverse Russell 3000(R) ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell 3000(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund's objective is to perform exactly the opposite of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. For example, the Fund engages in short sales of securities included in the Underlying Index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Inverse Russell 3000(R) ETF is subject to a number of other risks that may affect the value of its shares, including:

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Inverse Russell 3000(R) ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INVERSE RUSSELL 3000(R) ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Inverse Russell 3000(R) ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the Russell 3000(R) Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Inverse Russell 3000(R) ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Dynamic Inverse Russell 3000(R) ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC RUSSELL 3000(R) GROWTH ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Russell 3000(R) Growth ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell 3000(R) Growth Index (the "Index" or "Underlying Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Underlying Index. When the value of the Underlying Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Underlying Index (E.G., if the Underlying Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in equity securities, leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and option contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also will purchase equity securities that are generally within the capitalization range of the Russell 3000(R) Growth Index, but may purchase equity securities of any capitalization range.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in component securities included in, and financial instruments with economic characteristics that should perform similarly to those of, the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Russell 3000(R) Growth ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that growth stocks may underperform other segments of the equity market or the equity market as a whole.

PERFORMANCE

The Rydex Dynamic Russell 3000(R) Growth ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX INVERSE RUSSELL 3000(R) GROWTH ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Inverse Russell 3000(R) Growth ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell 3000(R) Growth Index (the "Index" or "Underlying Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund's objective is to perform exactly the opposite of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. For example, the Fund engages in short sales of securities included in the Underlying Index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Inverse Russell 3000(R) Growth ETF is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that growth stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Inverse Russell 3000(R) Growth ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INVERSE RUSSELL 3000(R) GROWTH ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Inverse Russell 3000(R) Growth ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the Russell 3000(R) Growth Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Inverse Russell 3000(R) Growth ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that growth stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Dynamic Inverse Russell 3000(R) Growth ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC RUSSELL 3000(R) VALUE ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Russell 3000(R) Value ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell 3000(R) Value Index (the "Index" or "Underlying Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Underlying Index. When the value of the Underlying Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Underlying Index (E.G., if the Underlying Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in equity securities, leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and option contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also will purchase equity securities that are generally within the capitalization range of the Russell 3000(R) Value Index, but may purchase equity securities of any capitalization range.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in component securities included in, and financial instruments with economic characteristics that should perform similarly to those of, the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Russell 3000(R) Value ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that value stocks may underperform other segments of the equity market or the equity market as a whole.

PERFORMANCE

The Rydex Dynamic Russell 3000(R) Value ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX INVERSE RUSSELL 3000(R) VALUE (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Inverse Russell 3000(R) Value ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell 3000(R) Value Index (the "Index" or "Underlying Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund's objective is to perform exactly the opposite of the Underlying Index Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. For example, the Fund engages in short sales of securities included in the Underlying Index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Inverse Russell 3000(R) Value ETF is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that value stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Inverse Russell 3000(R) Value ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INVERSE RUSSELL 3000(R) VALUE ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Inverse Russell 3000(R) Value ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the Russell 3000(R) Value Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Inverse Russell 3000(R) Value ETF is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that value stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Dynamic Inverse Russell 3000(R) Value ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC NASDAQ BIOTECH ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic NASDAQ Biotech ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the NASDAQ Biotechnology Index(R) (the "Index" or "Underlying Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Underlying Index. When the value of the Underlying Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Underlying Index (E.G., if the Underlying Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in equity securities, leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and option contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also will purchase equity securities that are generally within the capitalization range of the NASDAQ Biotechnology Index(R), but may purchase equity securities of any capitalization range.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in component securities included in, and financial instruments with economic characteristics that should perform similarly to those of, the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic NASDAQ Biotech ETF is subject to a number of other risks that may affect the value of its shares, including:

BIOTECHNOLOGY SECTOR CONCENTRATION RISK - To the extent that the Underlying Index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

PERFORMANCE

The Rydex Dynamic NASDAQ Biotech ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX INVERSE NASDAQ BIOTECH ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Inverse NASDAQ Biotech ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the NASDAQ Biotechnology Index(R) (the "Index" or "Underlying Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund's objective is to perform exactly the opposite of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. For example, the Fund engages in short sales of securities included in the Underlying Index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Inverse NASDAQ Biotech ETF is subject to a number of other risks that may affect the value of its shares, including:

BIOTECHNOLOGY SECTOR MARKET RISK - The risk that the securities of issuers in the biotechnology sector will outperform the market as a whole. Biotechnology companies are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of biotechnology companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Inverse NASDAQ Biotech ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INVERSE NASDAQ BIOTECH ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Inverse NASDAQ Biotech ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the NASDAQ Biotechnology Index(R) (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Inverse NASDAQ Biotech ETF is subject to a number of other risks that may affect the value of its shares, including:

BIOTECHNOLOGY SECTOR MARKET RISK - The risk that the securities of issuers in the biotechnology sector will outperform the market as a whole. Biotechnology companies are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of biotechnology companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Dynamic Inverse NASDAQ Biotech ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC CONSUMER DISCRETIONARY ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Consumer Discretionary ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Consumer Discretionary Sector Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Underlying Index. When the value of the Underlying Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Underlying Index (E.G., if the Underlying Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in equity securities, leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and option contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also will purchase equity securities that are included in the Underlying Index.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in component securities included in, and financial instruments with economic characteristics that should perform similarly to those of, the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Consumer Discretionary ETF is subject to a number of other risks that may affect the value of its shares, including:

CONSUMER DISCRETIONARY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the consumer discretionary sector will underperform the market as a whole. To the extent that the Fund's investments are concentrated in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of consumer discretionary companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

PERFORMANCE

The Rydex Dynamic Consumer Discretionary ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX INVERSE CONSUMER DISCRETIONARY ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Inverse Consumer Discretionary ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P 500 Consumer Discretionary Sector Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day.

PRINCIPAL INVESTMENT STRATEGY

The Fund's objective is to perform exactly the opposite of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. For example, the Fund engages in short sales of securities included in the Underlying Index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Inverse Consumer Discretionary ETF is subject to a number of other risks that may affect the value of its shares, including:

CONSUMER DISCRETIONARY SECTOR MARKET RISK - The risk that the securities of issuers in the consumer discretionary sector will outperform the market as a whole. The performance of consumer discretionary companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Inverse Consumer Discretionary ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INVERSE CONSUMER DISCRETIONARY ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Inverse Consumer Discretionary ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500 Consumer Discretionary Sector Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund's objective is to perform exactly the opposite of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. For example, the Fund engages in short sales of securities included in the Underlying Index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Inverse Consumer Discretionary ETF is subject to a number of other risks that may affect the value of its shares, including:

CONSUMER DISCRETIONARY SECTOR MARKET RISK - The risk that the securities of issuers in the consumer discretionary sector will outperform the market as a whole. The performance of consumer discretionary companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Dynamic Inverse Consumer Discretionary ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC CONSUMER STAPLES ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Consumer Staples ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Consumer Staples Sector Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Underlying Index. When the value of the Underlying Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Underlying Index (E.G., if the Underlying Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in equity securities, leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and option contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also will purchase equity securities that are included in the Underlying Index.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in component securities included in, and financial instruments with economic characteristics that should perform similarly to those of, the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Consumer Staples ETF is subject to a number of other risks that may affect the value of its shares, including:

CONSUMER STAPLES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the consumer staples sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Consumer staples companies are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drink may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

PERFORMANCE

The Rydex Dynamic Consumer Discretionary ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX INVERSE CONSUMER STAPLES ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Inverse Consumer Staples ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P 500 Consumer Staples Sector Index (the "Index or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day.

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its investment strategy a program of engaging in short sales of securities included in the Underlying Index or futures contracts and other derivative instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices. The Fund will also enter into swap agreements. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. This is a non-fundamental policy that may be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Inverse Consumer Staples ETF is subject to a number of other risks that may affect the value of its shares, including:

CONSUMER STAPLES SECTOR MARKET RISK - The risk that the securities of issuers in the consumer staples sector will outperform the market as a whole. Consumer staples companies are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Also, the success of food and soft drink may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Inverse Consumer Staples ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INVERSE CONSUMER STAPLES ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Inverse Consumer Staples ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the 200% of the inverse (opposite) of the performance of the S&P 500 Consumer Staples Sector Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Inverse Consumer Discretionary ETF is subject to a number of other risks that may affect the value of its shares, including:

CONSUMER STAPLES SECTOR MARKET RISK - The risk that the securities of issuers in the consumer staples sector will outperform the market as a whole. Consumer staples companies are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Also, the success of food and soft drink may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Dynamic Inverse Consumer Discretionary ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC ENERGY ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

The Rydex Dynamic Energy ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Energy Sector Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Underlying Index. When the value of the Underlying Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Underlying Index (E.G., if the Underlying Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in equity securities, leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and option contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also will purchase equity securities that are included in the Underlying Index.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in component securities included in, and financial instruments with economic characteristics that should perform similarly to those of, the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Energy ETF is subject to a number of other risks that may affect the value of its shares, including:

ENERGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy and energy services companies may fluctuate widely due to the supply and demand for both their specific products or services and energy products in general. The prices of energy product securities may be affected by changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

PERFORMANCE

The Rydex Dynamic Energy ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX INVERSE ENERGY ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Inverse Energy ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P 500 Energy Sector Index (the "Index" or "Underlying Index"), before expenses.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day.

PRINCIPAL INVESTMENT STRATEGY

The Fund's objective is to perform exactly the opposite of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. For example, the Fund engages in short sales of securities included in the Underlying Index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Inverse Energy ETF is subject to a number of other risks that may affect the value of its shares, including:

ENERGY SECTOR MARKET RISK - The risk that the securities of issuers in the energy sector will outperform the market as a whole. The prices of the securities of energy and energy services companies may fluctuate widely due to the supply and demand for both their specific products or services and energy products in general. The prices of energy product securities may be affected by changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Inverse Energy ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INVERSE ENERGY ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Inverse Energy ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500 Energy Sector Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Inverse Energy ETF is subject to a number of other risks that may affect the value of its shares, including:

ENERGY SECTOR MARKET RISK - The risk that the securities of issuers in the energy sector will outperform the market as a whole. The prices of the securities of energy and energy services companies may fluctuate widely due to the supply and demand for both their specific products or services and energy products in general. The prices of energy product securities may be affected by changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Dynamic Inverse Energy ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC FINANCIALS ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Financials ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Financials Sector Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Underlying Index. When the value of the Underlying Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Underlying Index (E.G., if the Underlying Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in equity securities, leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and option contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also will purchase equity securities that are included in the Underlying Index.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in component securities included in, and financial instruments with economic characteristics that should perform similarly to those of, the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Financials ETF is subject to a number of other risks that may affect the value of its shares, including:

FINANCIAL SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the financial sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees that they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

PERFORMANCE

The Rydex Dynamic Financials ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX INVERSE FINANCIALS ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Inverse Financials ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P 500 Financials Sector Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day.

PRINCIPAL INVESTMENT STRATEGY

The Fund's objective is to perform exactly the opposite of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. For example, the Fund engages in short sales of securities included in the Underlying Index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Inverse Financials ETF is subject to a number of other risks that may affect the value of its shares, including:

FINANCIAL SECTOR MARKET RISK - The risk that the securities of issuers in the financial sector will outperform the market as a whole. Financial companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees that they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Inverse Financials ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INVERSE FINANCIALS ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Inverse Financials ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500 Financials Sector Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Inverse Financials ETF is subject to a number of other risks that may affect the value of its shares, including:

FINANCIAL SECTOR MARKET RISK - The risk that the securities of issuers in the financial sector will outperform the market as a whole. Financial companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees that they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Dynamic Inverse Financials ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC HEALTH CARE ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

The Rydex Dynamic Health Care ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Health Care Sector Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Underlying Index. When the value of the Underlying Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Underlying Index (E.G., if the Underlying Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in equity securities, leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and option contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also will purchase equity securities that are included in the Underlying Index.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in component securities included in, and financial instruments with economic characteristics that should perform similarly to those of, the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Health Care ETF is subject to a number of other risks that may affect the value of its shares, including:

HEALTH CARE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of health care companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a health care company's market value and/or share price.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

PERFORMANCE

The Rydex Dynamic Health Care ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX INVERSE HEALTH CARE ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Inverse Financials ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P 500 Health Care Sector Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day.

PRINCIPAL INVESTMENT STRATEGY

The Fund's objective is to perform exactly the opposite of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. For example, the Fund engages in short sales of securities included in the Underlying Index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Inverse Health Care ETF is subject to a number of other risks that may affect the value of its shares, including:

HEALTH CARE SECTOR MARKET RISK - The risk that the securities of issuers in the health care sector will outperform the market as a whole. As the population ages, the need may increase for health care services. In addition, government regulation and approval of health care products and services may have a positive effect on their price and availability. Furthermore, a company may produce innovative types of products or services that could have a significant impact on a health care company's market value and/or share price.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Inverse Health Care ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INVERSE HEALTH CARE ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Inverse Health Care ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500 Health Care Sector Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Inverse Health Care ETF is subject to a number of other risks that may affect the value of its shares, including:

HEALTH CARE SECTOR MARKET RISK - The risk that the securities of issuers in the health care sector will outperform the market as a whole. As the population ages, the need may increase for health care services. In addition, government regulation and approval of health care products and services may have a positive effect on their price and availability. Furthermore, a company may produce innovative types of products or services that could have a significant impact on a health care company's market value and/or share price.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Dynamic Inverse Health Care ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INDUSTRIALS ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Industrials ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Industrials Sector Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Underlying Index. When the value of the Underlying Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Underlying Index (E.G., if the Underlying Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in equity securities, leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and option contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also will purchase equity securities that are included in the Underlying Index.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in component securities included in, and financial instruments with economic characteristics that should perform similarly to those of, the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Industrials ETF is subject to a number of other risks that may affect the value of its shares, including:

INDUSTRIAL SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the industrial sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased compensation affecting that economic sector. The prices of securities of aerospace and defense, building products, construction and engineering, electrical equipment, conglomerates, machinery, commercial services and supplies, air freight and logistics, airlines, and marine, road and rail transportation infrastructure may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. Further, the prices of securities of industrial companies, specifically transportation companies, may fluctuate widely due to their cyclical nature, occasional sharp price movements that may result from changes in the economy, fuel prices, labor agreement, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short term economic pressures.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

PERFORMANCE

The Rydex Dynamic Industrials ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX INVERSE INDUSTRIALS ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Inverse Industrials ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P 500 Industrials Sector Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day.

PRINCIPAL INVESTMENT STRATEGY

The Fund's objective is to perform exactly the opposite of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. For example, the Fund engages in short sales of securities included in the Underlying Index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Inverse Industrials ETF is subject to a number of other risks that may affect the value of its shares, including:

INDUSTRIAL SECTOR MARKET RISK - The risk that the securities of issuers in the industrial sector will outperform the market as a whole. The prices of securities of aerospace and defense, building products, construction and engineering, electrical equipment, conglomerates, machinery, commercial services and supplies, air freight and logistics, airlines, and marine, road and rail transportation infrastructure may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. Further, the prices of securities of industrial companies, specifically transportation companies, may fluctuate widely due to their cyclical nature, occasional sharp price movements that may result from changes in the economy, fuel prices, labor agreement, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short term economic pressures.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Inverse Industrials ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INVERSE INDUSTRIALS ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Inverse Industrials ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500 Industrials Sector Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Inverse Industrials ETF is subject to a number of other risks that may affect the value of its shares, including:

INDUSTRIAL SECTOR MARKET RISK - The risk that the securities of issuers in the industrial sector will outperform the market as a whole. The prices of securities of aerospace and defense, building products, construction and engineering, electrical equipment, conglomerates, machinery, commercial services and supplies, air freight and logistics, airlines, and marine, road and rail transportation infrastructure may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. Further, the prices of securities of industrial companies, specifically transportation companies, may fluctuate widely due to their cyclical nature, occasional sharp price movements that may result from changes in the economy, fuel prices, labor agreement, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short term economic pressures.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Dynamic Inverse Industrials ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC MATERIALS ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Materials ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Materials Sector Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Underlying Index. When the value of the Underlying Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Underlying Index (E.G., if the Underlying Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in equity securities, leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and option contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also will purchase equity securities that are included in the Underlying Index.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in component securities included in, and financial instruments with economic characteristics that should perform similarly to those of, the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Materials ETF is subject to a number of other risks that may affect the value of its shares, including:

MATERIALS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the materials sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased compensation affecting that economic sector. The prices of securities of materials companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

PERFORMANCE

The Rydex Dynamic Materials ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX INVERSE MATERIALS ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Inverse Materials ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P 500 Materials Sector Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day.

PRINCIPAL INVESTMENT STRATEGY

The Fund's objective is to perform exactly the opposite of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. For example, the Fund engages in short sales of securities included in the Underlying Index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Inverse Materials ETF is subject to a number of other risks that may affect the value of its shares, including:

MATERIALS SECTOR MARKET RISK - The risk that the securities of issuers in the materials sector will outperform the market as a whole. The prices of securities of materials companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Inverse Materials ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INVERSE MATERIALS ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Inverse Materials ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500 Materials Sector Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Inverse Materials ETF is subject to a number of other risks that may affect the value of its shares, including:

MATERIALS SECTOR MARKET RISK - The risk that the securities of issuers in the materials sector will outperform the market as a whole. The prices of securities of materials companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Dynamic Inverse Materials ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC TECHNOLOGY ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Technology ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Information Technology Sector Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Underlying Index. When the value of the Underlying Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Underlying Index (E.G., if the Underlying Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in equity securities, leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and option contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also will purchase equity securities that are included in the Underlying Index.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in component securities included in, and financial instruments with economic characteristics that should perform similarly to those of, the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Technology ETF is subject to a number of other risks that may affect the value of its shares, including:

TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals. Similarly, the prices of the securities of telecommunications companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

PERFORMANCE

The Rydex Dynamic Technology ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX INVERSE TECHNOLOGY ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Inverse Technology ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P 500 Information Technology Sector Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day.

PRINCIPAL INVESTMENT STRATEGY

The Fund's objective is to perform exactly the opposite of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. For example, the Fund engages in short sales of securities included in the Underlying Index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Inverse Technology ETF is subject to a number of other risks that may affect the value of its shares, including:

TECHNOLOGY SECTOR MARKET RISK - The risk that the securities of issuers in the technology sector will outperform the market as a whole. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals. Similarly, the prices of the securities of telecommunications companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Inverse Technology ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INVERSE TECHNOLOGY ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Inverse Technology ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500 Information Technology Sector Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Inverse Technology ETF is subject to a number of other risks that may affect the value of its shares, including:

TECHNOLOGY SECTOR MARKET RISK - The risk that the securities of issuers in the technology sector will outperform the market as a whole. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals. Similarly, the prices of the securities of telecommunications companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Dynamic Inverse Technology ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC UTILITIES ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Utilities ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Utilities Sector Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Underlying Index. When the value of the Underlying Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Underlying Index (E.G., if the Underlying Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in equity securities, leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and option contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also will purchase equity securities that are included in the Underlying Index.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in component securities included in, and financial instruments with economic characteristics that should perform similarly to those of, the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Utilities ETF is subject to a number of other risks that may affect the value of its shares, including:

UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the utilities sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of utilities companies may fluctuate widely due to: government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

PERFORMANCE

The Rydex Dynamic Utilities ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX INVERSE UTILITIES ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Inverse Utilities ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P 500 Utilities Sector Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the Underlying Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day.

PRINCIPAL INVESTMENT STRATEGY

The Fund's objective is to perform exactly the opposite of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. For example, the Fund engages in short sales of securities included in the Underlying Index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the Underlying Index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Inverse Utilities ETF is subject to a number of other risks that may affect the value of its shares, including:

UTILITIES SECTOR MARKET RISK - The risk that the securities of issuers in the utilities sector will outperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of utilities companies may fluctuate widely due to: government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Inverse Utilities ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

RYDEX DYNAMIC INVERSE UTILITIES ETF (XXX)
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Dynamic Inverse Utilities ETF seeks to provide investment results that will match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500 Utilities Sector Index (the "Index" or "Underlying Index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the Underlying Index is decreasing. When the value of the Underlying Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform opposite to those of the Underlying Index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any of the Funds, the Rydex Dynamic Inverse Utilities ETF is subject to a number of other risks that may affect the value of its shares, including:

UTILITIES SECTOR MARKET RISK - The risk that the securities of issuers in the utilities sector will outperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of utilities companies may fluctuate widely due to: government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

PERFORMANCE

The Rydex Dynamic Inverse Utilities ETF has not yet commenced operations and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUNDS
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay for each Fund if you buy and hold shares of the Funds described in this Prospectus(a).

-----------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------------------------------------
A. CREATION TRANSACTION FEES(b)
-----------------------------------------------------------------------------------------------------
Through NSCC.........................................................................    $XXX
-----------------------------------------------------------------------------------------------------
Outside NSCC.........................................................................    up to $XXX
-----------------------------------------------------------------------------------------------------
B. REDEMPTION TRANSACTION FEES(c)
-----------------------------------------------------------------------------------------------------
Through NSCC.........................................................................    $XXX
-----------------------------------------------------------------------------------------------------
Outside NSCC.........................................................................    up to $XXX
-----------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(d)
-----------------------------------------------------------------------------------------------------
MANAGEMENT FEES......................................................................    X.XX%
-----------------------------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES(e).........................................................    X.XX%
-----------------------------------------------------------------------------------------------------
OTHER EXPENSES(f)....................................................................    X.XX%
-----------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES.................................................    X.XX%
-----------------------------------------------------------------------------------------------------
LESS FEE WAIVERS(g)                                                                      X.XX%
-----------------------------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                                                             X.XX%
-----------------------------------------------------------------------------------------------------

(a) Most investors will incur customary brokerage commissions when buying or selling shares of the Funds.

(b) The creation transaction fee is the same regardless of the number of Creation Units being purchased pursuant to any one creation order. One Creation Unit consists of 50,000 shares.

(c) The redemption transaction fee is the same regardless of the number of Creation Units being redeemed pursuant to any one redemption order.

(d)   Expressed as a percentage of average net assets.

(e) The Funds have adopted a Distribution (12b-1) Plan pursuant to which the Funds may be subject to an annual 12b-1 fee of up to 0.25%. However, no such fee is currently charged to the Funds and no such fees will be charged prior to November 1, 2007.

(f) "Other Expenses" are based on estimated amounts for the current fiscal year.

(g) The Advisor has contractually agreed to waive its management fee to the extent necessary to limit the ordinary operating expenses of each Fund (but excluding interest expenses, brokerage commissions and extraordinary expenses) to not more than X.XX% per annum of the average monthly net assets of the Fund through [insert date], 2008 (the "Contractual Fee Waiver"). The Contractual Fee Waiver may not be modified or eliminated prior to [insert date], 2008, except with the approval of the Board of Trustees. There is no guarantee that the Contractual Fee Waiver will continue beyond [insert date], 2008.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Rydex Leveraged and Inverse ETF Series with the cost of investing in other mutual funds. This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of a Fund. If the commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

--------------------------------------------------------------------------------
                                                            1 YEAR     3 YEARS
--------------------------------------------------------------------------------
RYDEX LEVERAGED AND INVERSE ETF SERIES                      $XXX       $XXX
--------------------------------------------------------------------------------

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

Each Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee ("Creation Transaction Fee") or redemption transaction fee ("Redemption Transaction Fee"), as applicable, will be assessed per transaction, which is intended to approximate the issuance or redemption transaction costs incurred by the Fund. The Creation Transaction Fee per transaction is $X,XXX, and the Redemption Transaction Fee per transaction is $X,XXX. An additional charge of up to four (4) times the standard transaction fee may be imposed for creations and redemptions effected outside the National Securities Clearing Corporation's ("NSCC") usual clearing process or for cash (rather than in-kind). Shareholders who hold Creation Units will also pay the annual Fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $X,XXX,XXX and a 5% return each year, and assuming that creations and redemptions are effected through the NSCC and the Fund's operating expenses remain the same, the total costs would be $XXX if the Creation Unit is redeemed after one year, and $XXX if the Creation Unit is redeemed after three years. If creations and redemptions are effected outside of the NSCC, the total costs would increase to $XXX if the Creation Unit is redeemed after one year, and $XXX if the Creation Unit is redeemed after three years. For more information, see "Creations and Redemptions" and "Transaction Fees."

MORE INFORMATION ABOUT THE FUNDS INVESTMENTS AND RISKS
--------------------------------------------------------------------------------

The Funds seek to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.

A BRIEF GUIDE TO EACH UNDERLYING INDEX

S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. As of December XX, 2006, the S&P 500(R) Index included companies with an average capitalization of $XX.X billion.

S&P 500/CITIGROUP GROWTH(R) INDEX. The S&P 500/Citigroup Growth(R) Index includes the full market capitalization of the S&P 500(R) Index. The S&P/Citigroup multifactor methodology is used to score constituents, which are weighted according to market capitalization and classified as growth. As of December XX, 2006, the S&P 500/Citigroup Value(R) Index included companies with an average capitalization of $XX.X billion.

S&P 500/CITIGROUP VALUE(R) INDEX. The S&P 500/Citigroup Value(R) Index includes the full market capitalization of the S&P 500(R) Index. The S&P/Citigroup multifactor methodology is used to score constituents, which are weighted according to market capitalization and classified as value. As of December XX, 2006, the S&P 500/Citigroup Value(R) Index included companies with an average capitalization of $XX.X billion.

S&P MIDCAP 400(R) INDEX - The S&P MidCap 400(R) Index a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. It covers approximately 7% of the U.S. equities market. As of December XX, 2006, the S&P MidCap 400(R) Index included companies with an average capitalization of $[2.9] billion.

S&P MIDCAP 400/CITIGROUP GROWTH(R) INDEX - The S&P MidCap 400/Citigroup Growth(R) Index includes the full market capitalization of the S&P MidCap 400(R) Index. The S&P/Citigroup multifactor methodology is used to score constituents, which are weighted according to market capitalization and classified as growth. As of December XX, 2006, the S&P 500/Citigroup Growth(R) Index included companies with an average capitalization of $XX.X billion.

S&P MIDCAP 400/CITIGROUP VALUE(R) INDEX - The S&P MidCap 400/Citigroup Value(R) Index includes the full market capitalization of the S&P MidCap 400(R) Index. The S&P/Citigroup multifactor methodology is used to score constituents, which are weighted according to market capitalization and classified as value. As of December XX, 2006, the S&P 500/Citigroup Value(R) Index included companies with an average capitalization of $XX.X billion.

S&P SMALLCAP 600(R) INDEX. The S&P SmallCap 600(R) Index is a modified capitalization-weighted index composed of 600 small cap stocks chosen by S&P for market size, liquidity, and industry group representation. It covers approximately 3% of the U.S. equities market. As of December XX, 2006, the S&P SmallCap 600(R) Index included companies with an average capitalization of $XX.X billion.

S&P SMALLCAP 600/CITIGROUP GROWTH(R) INDEX. The S&P 600/Citigroup Growth(R) Index includes the full market capitalization of the S&P SmallCap 600(R) Index. The S&P/Citigroup multifactor methodology is used to score constituents, which are weighted according to market capitalization and classified as growth. As of December XX, 2006, the S&P SmallCap 600/Citigroup Growth(R) Index included companies with an average capitalization of $XX.X billion.

S&P SMALLCAP 600/CITIGROUP VALUE(R) INDEX. The S&P 600/Citigroup Value(R) Index includes the full market capitalization of the S&P SmallCap 600(R) Index. The S&P/Citigroup multifactor methodology is used to score constituents, which are weighted according to market capitalization and classified as value. As of December XX, 2006, the S&P SmallCap 600/Citigroup Value(R) Index included companies with an average capitalization of $XX.X billion.

NASDAQ-100 INDEX(R). The NASDAQ-100 Index(R) is a modified capitalizations weighted index composed of 100 of the largest non-financial companies listed on NASDAQ. As of December XX, 2006, the NASDAQ-100 Index(R) included companies with an average capitalization of $XX.X billion.

NASDAQ BIOTECHNOLOGY INDEX(R). The NASDAQ Biotechnology Index(R) contains securities of NASDAQ-listed companies classified according to the Industry Classification Benchmark as either Biotechnology or Pharmaceuticals which also meet other eligibility criteria. The NASDAQ Biotechnology Index is calculated under a modified capitalization-weighted methodology. As of December XX, 2006, the NASDAQ Biotechnology Index(R) included companies with an average capitalization of $XX.X billion.

RUSSELL 1000(R) INDEX. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. As of December 30, 2006, the Russell 1000(R) Index included companies with an average market capitalization of approximately $XX.X billion.

RUSSELL 1000(R) GROWTH INDEX. The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. As of December XX, 2006, the Russell 1000(R) Growth Index included companies with an average market capitalization of approximately $XX.X billion.

RUSSELL 1000(R) VALUE INDEX. The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. As of December XX, 2006, the Russell 1000(R) Value Index included companies with an average market capitalization of approximately $XX.X billion.

RUSSELL MIDCAP(R) INDEX. The Russell Midcap(R) Index measures the performance of 800 smallest companies in the Russell 1000(R) Index, which represent approximately 25% of the total market capitalization of the Russell 1000(R) Index. As of December XX, 2006, the Russell MidCap(R) Index included companies with an average market capitalization of approximately $XXX billion.

RUSSELL MIDCAP(R) GROWTH INDEX. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. As of December XX, 2006, the Russell Midcap(R) Growth Index included companies with an average market capitalization of approximately $XX.X billion.

RUSSELL MIDCAP(R) VALUE INDEX. The Russell Midcap(R) Value Index measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. As of December XX, 2006, the Russell Midcap(R) Value Index included companies with an average market capitalization of approximately $XX.X billion.

RUSSELL 2000(R) INDEX. The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market


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capitalization  of the Russell  3000(R)  Index.  As of December  XX,  2006,  the
Russell 2000(R) Index included companies with an average market capitalization of approximately $XXX.X million.

RUSSELL 2000(R) GROWTH INDEX. The Russell 2000(R) Growth Index measures the performance of those Russell 2000(R) companies with higher price-to-book ratios and higher forecasted growth values. As of December XX, 2006, the Russell 2000(R) Growth Index included companies with an average market capitalization of approximately $XXX.X million.

RUSSELL 2000(R) VALUE INDEX. The Russell 2000(R) Value Index measures the performance of those Russell 2000(R) companies with lower price-to-book ratios and lower forecasted growth values. As of December XX, 2006, the Russell 2000(R) Value Index included companies with an average market capitalization of approximately $XXX.X million.

RUSSELL 3000(R) INDEX. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of December XX, 2006, the Russell 3000(R) Index included companies with an average market capitalization of approximately $X.X billion.

RUSSELL 3000(R) GROWTH INDEX. The Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Growth or the Russell 2000(R) Growth Indices. As of December XX, 2006, the Russell 3000(R) Growth Index included companies with an average market capitalization of approximately $X.X billion.

RUSSELL 3000(R) VALUE INDEX. The Russell 3000(R) Value Index measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Value or the Russell 2000(R) Value Indices. As of December XX, 2006, the Russell 3000(R) Value Index included companies with an average market capitalization of approximately $X.X billion.

S&P 500(R) CONSUMER DISCRETIONARY INDEX. The S&P 500(R) Consumer Discretionary Index consists of the common stocks of the following industries: automobiles and components, consumer durables, apparel, hotels, restaurants, leisure, media and retailing that comprise the Consumer Discretionary sector of the S&P 500(R) Index. As of December XX, 2006, the S&P 500(R) Consumer Discretionary Index included companies with an average capitalization of $X.X billion.

S&P 500(R) CONSUMER STAPLES INDEX. The S&P 500(R) Consumer Staples Index consists of the common stocks of the following industries: food and drug retailing, beverages, food products, tobacco, household products and personal products that comprise the Consumer Staples sector of the S&P 500(R) Index. As of December XX, 2006, the S&P 500(R) Consumer Staples Index included companies with an average capitalization of $X.X billion.

S&P 500(R) ENERGY INDEX. The S&P 500(R) Energy Index consists of the common stocks of the following industries: oil and gas exploration, production, marketing, refining and/or transportation and energy equipment and services industries that comprise the Energy sector of the S&P 500(R) Index. As of December XX, 2006, the S&P 500(R) Energy Index included companies with an average capitalization of $X.X billion.

S&P 500(R) FINANCIALS INDEX. The S&P 500(R) Financials Index consists of the common stocks of the following industries: banks, diversified financials, brokerage, asset management insurance and real estate, including real estate investment trusts that comprise the Financials sector of the S&P 500(R) Index. As of


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December XX, 2006, the S&P 500(R)  Financials  Index included  companies with an average capitalization of $X.X billion.

S&P 500(R) HEALTH CARE INDEX. The S&P 500(R) Health Care Index consists of the common stocks of the following industries: health care equipment and supplies, health care providers and services, and biotechnology and pharmaceuticals that comprise the Health Care sector of the S&P 500(R) Index. As of December XX, 2006, the S&P 500(R) Health Care Index included companies with an average capitalization of $X.X billion.

S&P 500(R) INDUSTRIALS INDEX. The S&P 500(R) Industrials Index consists of the common stocks of the following industries: aerospace and defense, building products, construction and engineering, electrical equipment, conglomerates, machinery, commercial services and supplies, air freight and logistics, airlines, and marine, road and rail transportation infrastructure that comprise the Industrials sector of the S&P 500(R) Index. As of December XX, 2006, the S&P 500(R) Industrials Index included companies with an average capitalization of $X.X billion.

S&P 500(R) INFORMATION TECHNOLOGY INDEX. The S&P 500(R) Information Technology Index consists of the common stocks of the following industries: internet equipment, computers and peripherals, electronic equipment, office electronics and instruments, semiconductor equipment and products, diversified telecommunication services, and wireless telecommunication services that comprise the Information Technology sector of the S&P 500(R) Index. As of December XX, 2006, the S&P 500(R) Information Technology Index included companies with an average capitalization of $X.X billion.

S&P 500(R) MATERIALS INDEX. The S&P 500(R) Materials Index consists of the common stocks of the following industries: chemicals, construction materials, containers and packaging, metals and mining, and paper and forest products that comprise the Materials sector of the S&P 500(R) Index. As of December XX, 2006, the S&P 500(R) Materials Index included companies with an average capitalization of $X.X billion.

S&P 500(R) UTILITIES INDEX. The S&P 500(R) Utilities Index consists of the common stocks of the following industries: electric utilities, gas utilities, multi-utilities and unregulated power and water utilities, telecommunication service companies, including fixed-line, cellular, wireless, high bandwidth and fiber-optic cable networks that comprise the Utilities sector of the S&P 500(R) Index. As of December XX, 2006, the S&P 500(R) Utilities Index included companies with an average capitalization of $X.X billion.

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UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. The following simple examples provide an illustration:

EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of the same index. On day one, the value of your shares in Fund B would be
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--------------------------------------------------------------------------------
expected to increase $20 (20% of $100) to $120. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a Fund's benchmark due to the compounding effect of losses and gains on the returns of the Fund. It is also expected that a Fund's use of consistently applied leverage will cause the Fund to underperform the compounded return of twice its benchmark in a trendless or flat market.
--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT STRATEGIES

The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The Leveraged Funds are invested to achieve returns that magnify the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that stimulate leveraged returns without requiring a commitment of cash in excess of the Funds' assets. For the Inverse Funds, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective indices.

PRINCIPAL RISKS OF THE FUNDS

As indicated below, the Funds are subject to a number of additional risks that may affect the value of Fund shares.

COUNTERPARTY CREDIT RISK (ALL FUNDS) - The Funds may enter into derivative contracts, such as swap agreements, with counterparties for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. A Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of derivative contracts involves risks that are different from those associated with ordinary portfolio securities transactions. Derivative contracts may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a derivative contract in the event of the default or bankruptcy of a derivative contract counterparty.

DEPOSITARY RECEIPT RISK (RYDEX DYNAMIC NASDAQ 100 ETF, RYDEX INVERSE NASDAQ 100 ETF, RYDEX DYNAMIC INVERSE NASDAQ 100 ETF, RYDEX DYNAMIC NASDAQ BIOTECH ETF, RYDEX INVERSE NASDAQ BIOTECH ETF AND RYDEX DYNAMIC INVERSE NASDAQ BIOTECH ETF) - The Broad Market ETFs may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in a Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Foreign securities markets also generally have less trading


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volume and less  liquidity  than U.S.  securities  markets.  Investments  in the underlying foreign securities also involve political and economic risks.

DERIVATIVES RISK (ALL FUNDS) - The Funds' use of equity derivatives such as futures, options and swap agreements to pursue their respective investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities listed on Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund's inability to buy or sell securities on that day. If an exchange closes early on a day when one or more of the Funds need to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover their positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

The risks associated with the Funds' use of futures and options contracts include:

o The Funds experiencing losses over certain ranges in the market that exceed losses experienced by funds that do not use futures contracts and options.

o There may be an imperfect correlation between the changes in market value of the securities held by the Funds and the prices of futures and options on futures.

o Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.


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o     Trading  restrictions  or limitations  may be imposed by an exchange,  and government regulations may restrict trading in futures contracts and options.

o Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

INDUSTRY CONCENTRATION RISK (SECTOR ETFS) - With the exception of the Sector ETFs, none of the Funds will invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. The Sector ETFs, particularly the Dynamic Sector ETFs, may invest in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

MARKET RISK (ALL FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the NAV of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Funds' equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

SHORT SALES RISK (INVERSE FUNDS AND DYNAMIC INVERSE FUNDS) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be


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subject to  expenses  related to short sales that are not  typically  associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the cash generated by the short sale. To the extent that the interest rate that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. This type of short sales expense is sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

TRACKING ERROR RISK (ALL FUNDS) - Tracking error risk refers to the risk that the Funds' returns may not match or correlate to the returns of their respective underlying indices on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their underlying indices, rounding of share prices, changes to the underlying indices, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (ALL FUNDS) - Shares trading on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Funds inadvisable. In addition, trading in shares of the Funds on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the Statement of Additional Information ("SAI").


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INVESTING WITH RYDEX:

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

For more  information  on how to buy and sell  shares of the  Funds,  call Rydex
shareholder    services   at    800.820.0888    or    301.296.5100    or   visit
www.rydexinvestments.com.

BUYING AND SELLING SHARES

Most investors will buy and sell shares of the Funds in secondary market transactions through brokers. Shares can be bought and sold throughout the trading day like other publicly traded securities. Most investors will incur customary brokerage commissions and charges when buying or selling shares through a broker.

Shares may be acquired and redeemed from the Funds ONLY in Creation Units of 50,000 shares, or multiples thereof, as discussed in the "Creations and Redemptions" section below.

BOOK ENTRY

Shares are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company ("DTC"), or its nominee, is the record owner of all outstanding shares of the Funds and is recognized as the owner of all shares.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants (E.G., broker-dealers, banks, trust companies, or clearing companies). These procedures are the same as those that apply to any stocks that you hold in book entry or "street name" through your brokerage account.

CALCULATING NAV

Each Fund calculates its NAV by:

      o     Taking the current market value of its total assets

      o     Subtracting any liabilities

      o Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each business day as of the regularly scheduled close of normal trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m., Eastern Time).

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, or when the value of a security has been materially affected by events occurring after the relevant market closes, the Funds will price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. Because a Fund invests substantially all of its assets in the component securities included within the Underlying Index, and these securities are selected for their market size, liquidity and industry group representation, it is expected that there would be limited circumstances in which the Fund would use fair value pricing - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

If a Fund uses fair value pricing to value its securities, it may value those securities higher or lower than another fund that uses market quotations or its own fair value procedures to price the same securities.

SHARE TRADING PRICES

The trading prices of a Fund's shares listed on the Exchange may differ from the Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors. The Exchange intends to disseminate the approximate value of the portfolio underlying a share of a Fund every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. Funds are not involved in, or responsible for, the calculation or dissemination of such values and make no warranty as to their accuracy.

CREATIONS AND REDEMPTIONS

The shares of each Fund that trade on the Exchange are "created" at their NAV by market makers, large investors and institutions only in block-size Creation
Units of 50,000 shares or more. A "creator" enters into an authorized participant agreement (a "Participant Agreement") with Rydex Distributors, Inc., the Funds' distributor (the "Distributor"), and deposits into a Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash, together totaling the NAV of the Creation Unit(s), in exchange for 50,000 shares of the Fund (or multiples thereof).

Similarly, shares can only be redeemed in Creation Units, generally 50,000 shares, principally in-kind for a portfolio of securities held by a Fund and a specified amount of cash together totaling the NAV of the Creation Unit(s). Shares are not redeemable from a Fund except when aggregated in Creation Units. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form prescribed in the Participant Agreement.

Creations and redemptions must be made through an authorized firm that is either a member of the Continuous Net Settlement System of the NSCC or a DTC Participant, and in each case, must have executed a Participant Agreement with the Distributor with respect to creations and redemptions of Creation Units. Information about the procedures for the creation and redemption of Creation Units can be found in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund, a "distribution," as such term is used in the Securities Act of 1933 (the "Securities Act"), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case. Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (in contrast to ordinary secondary transactions), and thus dealing with shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act.

TRANSACTION FEES

Each Fund will impose a Creation Transaction Fee and a Redemption Transaction Fee to offset the Fund's transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. The Creation and Redemption Transaction Fees for creations and redemptions are $XXX. An additional charge of up to four (4) times the fixed transaction fee may be imposed on purchases or redemptions outside the NSCC's usual clearing process or for cash. Investors who use the services of a broker or other such intermediary may pay additional fees for these services. The anticipated approximate value of one Creation Unit of a Fund, as of the date the Fund was first offered to the public, is set forth below:

--------------------------------------------------------------------------------------------------------------
FUND                            ANTICIPATED VALUE OF     FUND                          ANTICIPATED VALUE OF
                                A CREATION UNIT                                        A CREATION UNIT
--------------------------------------------------------------------------------------------------------------
Rydex Dynamic S&P 500 ETF       $X,XXX,XXX               Rydex Dynamic Inverse         $X,XXX,XXX
                                                         Russell 2000(R) ETF
--------------------------------------------------------------------------------------------------------------
Rydex Inverse S&P 500 ETF       $X,XXX,XXX               Rydex Dynamic Russell         $X,XXX,XXX
                                                         2000(R) Growth ETF
--------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse S&P       $X,XXX,XXX               Rydex Dynamic Inverse         $X,XXX,XXX
500 ETF                                                  Russell 2000(R) ETF
--------------------------------------------------------------------------------------------------------------
Rydex Dynamic S&P 500           $X,XXX,XXX               Rydex Dynamic Russell         $X,XXX,XXX
Growth ETF                                               2000(R) Growth ETF
--------------------------------------------------------------------------------------------------------------
Rydex Inverse S&P 500           $X,XXX,XXX               Rydex Inverse Russell         $X,XXX,XXX
Growth ETF                                               2000(R) Growth ETF
--------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse S&P       $X,XXX,XXX               Rydex Dynamic Inverse         $X,XXX,XXX
500 Growth ETF                                           Russell 2000(R) Growth ETF
--------------------------------------------------------------------------------------------------------------
Rydex Dynamic S&P 500           $X,XXX,XXX               Rydex Inverse Russell         $X,XXX,XXX
Value ETF                                                2000(R) Value ETF
--------------------------------------------------------------------------------------------------------------
Rydex Inverse S&P 500           $X,XXX,XXX               Rydex Dynamic Inverse         $X,XXX,XXX
Value ETF                                                Russell 2000(R) Value ETF
--------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse S&P       $X,XXX,XXX               Rydex Inverse Russell         $X,XXX,XXX
500 Value ETF                                            3000(R) ETF
--------------------------------------------------------------------------------------------------------------
Rydex Dynamic S&P MidCap        $X,XXX,XXX               Rydex Dynamic Russell         $X,XXX,XXX
400 ETF                                                  3000(R) ETF
--------------------------------------------------------------------------------------------------------------
Rydex Inverse S&P MidCap        $X,XXX,XXX               Rydex Dynamic Inverse         $X,XXX,XXX
400 ETF                                                  Russell 3000(R) ETF
--------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse S&P       $X,XXX,XXX               Rydex Inverse Russell         $X,XXX,XXX
MidCap 400 ETF                                           3000(R) Growth ETF
--------------------------------------------------------------------------------------------------------------
Rydex Dynamic S&P MidCap        $X,XXX,XXX               Rydex Dynamic Russell         $X,XXX,XXX
400 Growth ETF                                           3000(R) Growth ETF
--------------------------------------------------------------------------------------------------------------
Rydex Inverse S&P MidCap        $X,XXX,XXX               Rydex Dynamic Inverse         $X,XXX,XXX
400 Growth ETF                                           Russell 3000(R) Growth ETF
--------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse S&P       $X,XXX,XXX               Rydex Inverse Russell         $X,XXX,XXX
MidCap 400 Growth ETF                                    3000(R) Value ETF
--------------------------------------------------------------------------------------------------------------
Rydex Dynamic S&P MidCap        $X,XXX,XXX               Rydex Dynamic Russell         $X,XXX,XXX
400 Value ETF                                            3000(R) Value ETF
--------------------------------------------------------------------------------------------------------------
Rydex Inverse S&P MidCap        $X,XXX,XXX               Rydex Dynamic Inverse         $X,XXX,XXX
400 Value ETF                                            Russell 3000(R) Value ETF
--------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse S&P       $X,XXX,XXX               Rydex Dynamic NASDAQ          $X,XXX,XXX
MidCap 400 Value ETF                                     Biotech ETF
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
FUND                            ANTICIPATED VALUE OF     FUND                          ANTICIPATED VALUE OF
                                A CREATION UNIT                                        A CREATION UNIT
--------------------------------------------------------------------------------------------------------------
Rydex Dynamic S&P SmallCap      $X,XXX,XXX               Rydex Inverse NASDAQ          $X,XXX,XXX
600 ETF                                                  Biotech ETF
--------------------------------------------------------------------------------------------------------------
Rydex Inverse S&P SmallCap      $X,XXX,XXX               Rydex Dynamic Inverse         $X,XXX,XXX
600 ETF                                                  NASDAQ Biotech ETF
--------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse S&P       $X,XXX,XXX               Rydex Inverse Consumer        $X,XXX,XXX
SmallCap 600 ETF                                         Discretionary ETF
--------------------------------------------------------------------------------------------------------------
Rydex Dynamic S&P SmallCap      $X,XXX,XXX               Rydex Dynamic Consumer        $X,XXX,XXX
600 Growth ETF                                           Discretionary ETF
--------------------------------------------------------------------------------------------------------------
Rydex Inverse S&P SmallCap      $X,XXX,XXX               Rydex Dynamic Inverse         $X,XXX,XXX
600 Growth ETF                                           Consumer Discretionary
                                                         ETF
--------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse S&P       $X,XXX,XXX               Rydex Inverse Consumer        $X,XXX,XXX
SmallCap 600 Growth ETF                                  Staples ETF
--------------------------------------------------------------------------------------------------------------
Rydex Dynamic NASDAQ 100        $X,XXX,XXX               Rydex Dynamic Consumer        $X,XXX,XXX
ETF                                                      Staples ETF
--------------------------------------------------------------------------------------------------------------
Rydex Inverse NASDAQ 100        $X,XXX,XXX               Rydex Dynamic Inverse         $X,XXX,XXX
ETF                                                      Consumer Staples ETF
--------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse           $X,XXX,XXX               Rydex Inverse Energy ETF      $X,XXX,XXX
NASDAQ 100 ETF
--------------------------------------------------------------------------------------------------------------
Rydex Dynamic Russell           $X,XXX,XXX               Rydex Dynamic Energy ETF      $X,XXX,XXX
1000(R) ETF
--------------------------------------------------------------------------------------------------------------
Rydex Inverse Russell           $X,XXX,XXX               Rydex Dynamic Inverse         $X,XXX,XXX
1000(R) ETF                                              Energy ETF
--------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse           $X,XXX,XXX               Rydex Inverse Financials      $X,XXX,XXX
Russell 1000(R) ETF                                      ETF
--------------------------------------------------------------------------------------------------------------
Rydex Dynamic Russell           $X,XXX,XXX               Rydex Dynamic Financials      $X,XXX,XXX
1000(R) Growth ETF                                       ETF
--------------------------------------------------------------------------------------------------------------
Rydex Inverse Russell           $X,XXX,XXX               Rydex Dynamic Inverse         $X,XXX,XXX
1000(R) Growth ETF                                       Financials ETF
--------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse           $X,XXX,XXX               Rydex Dynamic Health          $X,XXX,XXX
Russell 1000(R) Growth ETF                               Care ETF
--------------------------------------------------------------------------------------------------------------
Rydex Dynamic Russell           $X,XXX,XXX               Rydex Inverse Health          $X,XXX,XXX
1000(R) Value ETF                                        Care ETF
--------------------------------------------------------------------------------------------------------------
Rydex Inverse Russell           $X,XXX,XXX               Rydex Dynamic Inverse         $X,XXX,XXX
1000(R) Value ETF                                        Health Care ETF
--------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse           $X,XXX,XXX               Rydex Dynamic                 $X,XXX,XXX
Russell 1000(R) Value ETF                                Industrials ETF
--------------------------------------------------------------------------------------------------------------
Rydex Dynamic Russell           $X,XXX,XXX               Rydex Inverse                 $X,XXX,XXX
MidCap ETF                                               Industrials ETF
--------------------------------------------------------------------------------------------------------------
Rydex Inverse Russell           $X,XXX,XXX               Rydex Dynamic Inverse         $X,XXX,XXX
MidCap ETF                                               Industrials ETF
--------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse           $X,XXX,XXX               Rydex Dynamic Materials       $X,XXX,XXX
Russell MidCap ETF                                       ETF
--------------------------------------------------------------------------------------------------------------
Rydex Dynamic Russell           $X,XXX,XXX               Rydex Inverse Materials       $X,XXX,XXX
MidCap(R) Growth ETF                                     ETF
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
FUND                            ANTICIPATED VALUE OF     FUND                          ANTICIPATED VALUE OF
                                A CREATION UNIT                                        A CREATION UNIT
--------------------------------------------------------------------------------------------------------------
Rydex Inverse Russell           $X,XXX,XXX               Rydex Dynamic Inverse         $X,XXX,XXX
MidCap(R) Growth ETF                                     Materials ETF
--------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse           $X,XXX,XXX               Rydex Dynamic Technology      $X,XXX,XXX
Russell MidCap(R) Growth ETF                             ETF
--------------------------------------------------------------------------------------------------------------
Rydex Dynamic Russell           $X,XXX,XXX               Rydex Inverse Technology      $X,XXX,XXX
MidCap(R) Value ETF                                      ETF
--------------------------------------------------------------------------------------------------------------
Rydex Inverse Russell           $X,XXX,XXX               Rydex Dynamic Inverse         $X,XXX,XXX
MidCap(R) Value ETF                                      Technology ETF
--------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse           $X,XXX,XXX               Rydex Dynamic Utilities       $X,XXX,XXX
Russell MidCap(R) Value ETF                              ETF
--------------------------------------------------------------------------------------------------------------
Rydex Dynamic Russell           $X,XXX,XXX               Rydex Inverse Utilities       $X,XXX,XXX
2000(R) ETF
--------------------------------------------------------------------------------------------------------------
Rydex Inverse Russell           $X,XXX,XXX               Rydex Dynamic Inverse         $X,XXX,XXX
2000(R) ETF                                              Utilities
--------------------------------------------------------------------------------------------------------------

More information on the creation and redemption process is included in the SAI.

ACTIVE INVESTORS AND MARKET TIMING

Shares of the Funds are listed for trading on the Exchange, which allows retail investors to purchase and sell individual shares at market prices throughout the trading day similar to other publicly traded securities. The Trust's Board of Trustees has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Funds' shares because the Funds sell and redeem their shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the authorized participant and the Distributor, principally in exchange for a basket of securities that mirrors the composition of each Fund's portfolio and a specified amount of cash. The Funds also impose a transaction fee on such Creation Unit transactions that is designed to offset the Funds' transfer and other transaction costs associated with the issuance and redemption of the Creation Unit shares.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distributor will, in turn, pay the Service Provider out of its fees.

No distribution fees are currently charged to the Funds; there are no plans to impose these fees, and no such fees will be charged prior to November 1, 2007. However, in the event that 12b-1 fees are charged in the future, because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

DIVIDENDS AND DISTRIBUTIONS

The Funds pay out dividends to shareholders at least annually. Each Fund distributes its net capital gains, if any, to shareholders annually.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The ordinary income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income.

o Dividends that are designated as qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and subject to certain limitations.

o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year. Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that is attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

o Distributions paid in January, but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

o The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

Currently, any capital gain or loss upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year and as short-term gain or loss if held for one year or less. Any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that any capital gain distributions were paid with respect to such shares.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

TAXES ON CREATIONS AND REDEMPTIONS OF CREATION UNITS

A person who purchases a Creation Unit by exchanging securities in-kind generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time, and the purchaser's aggregate basis in the securities surrendered and any net cash paid. A person who redeems Creation Units and receives securities in-kind from a Fund will generally recognize a gain or loss equal to the difference between the redeemer's basis in the Creation Units, and the aggregate market value of the securities received and any net cash received. Persons effecting in-kind creations or redemptions should consult their own tax adviser with respect to these matters.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

Rydex Investments (the "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex ETF Trust since the Trust's inception in 2003. The Advisor also serves as the investment adviser of the Rydex Dynamic Funds, Rydex Variable Trust and Rydex Series Funds, and as the sub-adviser to several other mutual funds.

The  Advisor  makes  investment  decisions  for  the  assets  of the  Funds  and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds will pay the Advisor a fee at an annualized rate of X.XX% based on the average daily net assets for each Fund. The Advisor has contractually agreed to waive its management fee to the extent necessary to limit the ordinary operating expenses of each Fund (but excluding interest expenses, brokerage commissions and extraordinary expenses) to not more than X.XX% per annum of the average monthly net assets of the Fund through [insert date], 2008 (the "Contractual Fee Waiver"). The Contractual Fee Waiver may not be modified or eliminated prior to [insert date], 2008, except with the approval of the Board of Trustees. There is no guarantee that the Contractual Fee Waiver will continue beyond [insert date], 2008.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2006 approval of the Funds' investment advisory agreement will be available in the Trust's Annual Report to Shareholders for the fiscal year ended October 31, 2006.

PORTFOLIO MANAGEMENT

Each Fund is managed by a team of investment professionals. The following provides additional information about the portfolio managers that are jointly and primarily responsible for the day-to-day management of the Funds and their respective management roles.

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Long Bond Advantage, Inverse S&P 500 and Inverse OTC Funds, and helped to create the Rydex Sector Funds, which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex
Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio. Mr. Byrum has co-managed the Funds since their inception.

JAMES R. KING, CFA, joined Rydex Investments in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as the Sector Rotation Fund. Prior to joining Rydex Investments, Mr. King worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed each of the Funds since their inception.

MICHAEL J. DELLAPA, CFA, joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) Advantage, Healthcare, Biotechnology, and Consumer Products Funds, which are offered in a separate prospectus. In 2005, Mr. Dellapa became director of investment research. Since joining Rydex Investments, Mr. Dellapa has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Prior to joining Rydex Investments, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Mr. Dellapa has co-managed each of the Funds since their inception.

Mr. Byrum generally oversees all aspects of the day-to-day management of the Rydex Funds and reviews the activities of Messrs. King and Dellapa. Mr. King generally oversees the day-to-day management of each leveraged and inverse Rydex Fund. Mr. Dellapa heads the firm's investment research efforts and oversees the selection of equity securities for each of the Rydex Funds. Each of the portfolio managers is a member of Rydex's Investment Leadership Team, which is responsible for the final review and approval of portfolio management strategies and decisions for all Rydex Funds. Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

UNDERLYING INDEX INFORMATION
--------------------------------------------------------------------------------

STANDARD & POOR'S

"STANDARD & POOR'S(R)," S&P(R)," "STANDARD & POOR'S 400," "S&P 400(R)," "S&P 500(R)," "STANDARD & POOR'S 500," "500," "STANDARD& POOR'S 600," AND "S&P 600,"
"S&P CONSUMER DISCRETIONARY INDEX," "S&P CONSUMER STAPLES INDEX," "S&P ENERGY INDEX," "S&P FINANCIALS INDEX," "S&P HEALTH CARE INDEX," "S&P INDUSTRIALS INDEX," "S&P MATERIALS INDEX," "S&P TECHNOLOGY INDEX" AND "S&P UTILITIES INDEX" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

NASDAQ

The Funds are not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds. The Corporations make no representation or warranty, expressed or implied to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly, or the ability of the NASDAQ-100 Index(R) or the NASDAQ Biotechnology Index(R) to trACK general stock market performance. The Corporations' only relationship to Rydex Investments ("Licensee") is in the licensing of the Nasdaq, Nasdaq-100, Nasdaq-100 Index(R) and Nasdaq Biotechnology Index(R) trademarks, and certain trade names of the CorporatiONS and the use of the NASDAQ-100 Index(R) and the NASDAQ Biotechnology Index(R) which are determined, composed and calculated by NasDAQ without regard to Licensee or the Funds. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating the Nasdaq-100 Index(R) or the NASDAQ Biotechnology Index(R). THE Corporations are not responsible for and have not participated in the determiniation of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R), THE NASDAQ BIOTECHNOLOGY INDEX OR ANY DATA INCLUDED THERIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R), NASDAQ BIOTECHNOLOGY INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R), THE NASDAQ BIOTECHNOLOGY INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR
SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FRANK RUSSELL

The Frank Russell Company ("Russell") publication of the Russell 1000(R) Index, Russell 2000(R) Index, Russell 3000(R) Index, RusselL MidCap(R) Index, Russell MidCap(R) Growth Index, Russell MidCap(R) Value Index, Russell 1000(R) Growth Index, Russell 1000(R) Value INDEx, Russell 2000(R) Growth Index, Russell 2000(R) Value Index, Russell 3000(R) Growth Index, and Russell 3000(R) Value Index (the "IndiceS") in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Indices are based. Russell's only relationship to the Trust is the licensing of certain trademarks and trade names of Russell and of the Indices which is determined, composed and calculated by Russell without regard to the Trust or the Funds. Russell is not responsible for and has not reviewed the Funds nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Indices. Russell has no obligation or liability in connection with the administration, marketing or trading of the Funds.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, INVESTORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

More information about the Index Publishers is located in the SAI.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional and more detailed information about the Funds is included in the Trust's SAI dated January XX, 2007. The SAI has been filed with the SEC and is incorporated by reference into the Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington D.C. (for more information on the operation of the Public Reference Room, call 202.551.8090. You may request documents from the SEC by mail, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by e-mailing the SEC at the following address: publicinfo@sec.gov. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at 202.551.8090.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888, visiting the Rydex web site at www.rydexinvestments.com, or by writing to Rydex ETF Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the Trust's Annual and Semi-Annual Reports. Also, in the Trust's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To request other information about the Funds or to make shareholder inquiries, please call 800.820.0888.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS ADVISORS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-21261

                       RYDEX INVESTMENTS PRIVACY POLICIES

                          (NOT PART OF THE PROSPECTUS)

RYDEX FUNDS, RYDEX GLOBAL ADVISORS, RYDEX DISTRIBUTORS, INC.,
RYDEX ADVISORY SERVICES AND RYDEX CAPITAL PARTNERS (COLLECTIVELY "RYDEX")

OUR COMMITMENT TO YOU

When you become a Rydex investor, you entrust us with not only your hard earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone--whether it is your personal information or the fact that you are a current or former Rydex client.

THE INFORMATION WE COLLECT ABOUT YOU

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Rydex account application or when you request a transaction that involves the Rydex Funds or one of the Rydex affiliated companies. "Nonpublic personal information" is personally identifiable private information about you. For example, it includes information regarding your name and address, social security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (E.G., purchase and redemption history).

HOW WE HANDLE YOUR PERSONAL INFORMATION

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Rydex. For example, if you ask to transfer assets from another financial institution to Rydex, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Rydex investment products and services, we may share your information within the Rydex family of affiliated companies. This would include, for example, sharing your information within Rydex so we can make you aware of new Rydex funds or the services offered through another Rydex affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

OPT OUT PROVISIONS

WE DO NOT SELL YOUR PERSONAL INFORMATION TO ANYONE. The law allows you to "opt out" of only certain kinds of information sharing with third parties. The Firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.


                                      195
                          (NOT PART OF THE PROSPECTUS)

HOW WE PROTECT PRIVACY ONLINE

Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydexinvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Rydex web site offers customized features that require our use of "HTTP cookies"-- tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Rydex web site. We do not use them to pull data from your hard drive, to learn your email address or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the Legal Information area on our web site for more details about web site security and privacy features.

HOW WE SAFEGUARD YOUR PERSONAL INFORMATION

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

WE'LL KEEP YOU INFORMED

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydexinvestments.com. Should you have any questions regarding our Privacy Policy, contact us at
800.820.0888 or 301.296-5100.


                                      196
                          (NOT PART OF THE PROSPECTUS)

[LOGO]RYDEXINVESTMENTS
           ESSENTIAL FOR MODERN MARKETS(TM)

9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydexinvestments.com

                       STATEMENT OF ADDITIONAL INFORMATION

                                 RYDEX ETF TRUST

                         9601 BLACKWELL ROAD, SUITE 500
                            ROCKVILLE, MARYLAND 20850
                          800.820.0888 OR 301.296.5100
                            WWW.RYDEXINVESTMENTS.COM

Rydex ETF Trust (the "Trust") is an investment company offering professionally managed investment portfolios. This Statement of Additional Information ("SAI") relates to shares of the following portfolios (each a "Fund" and collectively, the "Funds"):

-----------------------------------------------------------------------------------------------------------------
BROAD MARKET ETFS                                          Rydex Dynamic Russell 2000(R) ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Dynamic S&P 500 ETF                                  Rydex Inverse Russell 2000(R) ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Inverse S&P 500 ETF                                  Rydex Dynamic Inverse Russell 2000(R) ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse S&P 500 ETF                          Rydex Dynamic Russell 2000(R) Growth ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Dynamic S&P 500 Growth ETF                           Rydex Inverse Russell 2000(R) Growth ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Inverse S&P 500 Growth ETF                           Rydex Dynamic Inverse Russell 2000(R) Growth ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse S&P 500 Growth ETF                   Rydex Dynamic Russell 2000(R) Value ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Dynamic S&P 500 Value ETF                            Rydex Inverse Russell 2000(R) Value ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Inverse S&P 500 Value ETF                            Rydex Dynamic Inverse Russell 2000(R) Value ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse S&P 500 Value ETF                    Rydex Dynamic Russell 3000(R) ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Dynamic S&P MidCap 400 ETF                           Rydex Inverse Russell 3000(R) ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Inverse S&P MidCap 400 ETF                           Rydex Dynamic Inverse Russell 3000(R) ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse S&P MidCap 400 ETF                   Rydex Dynamic Russell 3000(R) Growth ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Dynamic S&P MidCap 400 Growth ETF                    Rydex Inverse Russell 3000(R) Growth ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Inverse S&P MidCap 400 Growth ETF                    Rydex Dynamic Inverse Russell 3000(R) Growth ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse S&P MidCap 400 Growth ETF            Rydex Dynamic Russell 3000(R) Value ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Dynamic S&P MidCap 400 Value ETF                     Rydex Inverse Russell 3000(R) Value ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Inverse S&P MidCap 400 Value ETF                     Rydex Dynamic Inverse Russell 3000(R) Value ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse S&P MidCap 400 Value ETF             SECTOR ETFS
-----------------------------------------------------------------------------------------------------------------
Rydex Dynamic S&P SmallCap 600 ETF                         Rydex Dynamic NASDAQ Biotech ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Inverse S&P SmallCap 600 ETF                         Rydex Inverse NASDAQ Biotech ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse S&P SmallCap 600 ETF                 Rydex Dynamic Inverse NASDAQ Biotech ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Dynamic S&P SmallCap 600 Growth ETF                  Rydex Dynamic Consumer Discretionary ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Inverse S&P SmallCap 600 Growth ETF                  Rydex Inverse Consumer Discretionary ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse S&P SmallCap 600 Growth ETF          Rydex Dynamic Inverse Consumer Discretionary ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Dynamic S&P SmallCap 600 Value ETF                   Rydex Dynamic Consumer Staples ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Inverse S&P SmallCap 600 Value ETF                   Rydex Inverse Consumer Staples ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse S&P SmallCap 600 Value ETF           Rydex Dynamic Inverse Consumer Staples ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Dynamic NASDAQ 100 ETF                               Rydex Dynamic Energy ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Inverse NASDAQ 100 ETF                               Rydex Inverse Energy ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse NASDAQ 100 ETF                       Rydex Dynamic Inverse Energy ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Dynamic Russell 1000(R) ETF                          Rydex Dynamic Financials ETF
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Rydex Inverse Russell 1000(R) ETF                          Rydex Inverse Financials ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse Russell 1000(R) ETF                  Rydex Dynamic Inverse Financials ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Dynamic Russell 1000(R) Growth ETF                   Rydex Dynamic Health Care ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Inverse Russell 1000(R) Growth ETF                   Rydex Inverse Health Care ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse Russell 1000(R) Growth ETF           Rydex Dynamic Inverse Health Care ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Dynamic Russell 1000(R) Value ETF                    Rydex Dynamic Industrials ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Inverse Russell 1000(R) Value ETF                    Rydex Inverse Industrials ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse Russell 1000(R) Value ETF            Rydex Dynamic Inverse Industrials ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Dynamic Russell MidCap(R) ETF                        Rydex Dynamic Materials ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Inverse Russell MidCap(R) ETF                        Rydex Inverse Materials ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse Russell MidCap(R) ETF                Rydex Dynamic Inverse Materials ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Dynamic Russell MidCap(R) Growth ETF                 Rydex Dynamic Technology ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Inverse Russell MidCap(R) Growth ETF                 Rydex Inverse Technology ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse Russell MidCap(R) Growth ETF         Rydex Dynamic Inverse Technology ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Dynamic Russell MidCap(R) Value ETF                  Rydex Dynamic Utilities ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Inverse Russell MidCap(R) Value ETF                  Rydex Inverse Utilities ETF
-----------------------------------------------------------------------------------------------------------------
Rydex Dynamic Inverse Russell MidCap(R) Value ETF          Rydex Dynamic Inverse Utilities ETF
-----------------------------------------------------------------------------------------------------------------

THE INFORMATION IN THIS SAI IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS SAI IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

THE  SECURITIES  AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR  DISAPPROVED  THE
TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This SAI is not a prospectus. It should be read in conjunction with the Funds' Prospectus, dated January __, 2007. Capitalized terms not defined herein are defined in the Prospectus. Copies of the Funds' Prospectus are available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone numbers above.

                    The date of this SAI is January __, 2007

GENERAL INFORMATION ABOUT THE TRUST .......................................    1

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS ..........................    1

ADDITIONAL INFORMATION ABOUT THE SECTOR ETFS ..............................   13

MORE INFORMATION ABOUT THE UNDERLYING INDICES .............................   16

INVESTMENT RESTRICTIONS ...................................................   22

CONTINUOUS OFFERING .......................................................   23

EXCHANGE LISTING AND TRADING ..............................................   24

PORTFOLIO TRANSACTIONS AND BROKERAGE ......................................   24

MANAGEMENT OF THE TRUST ...................................................   26

BOOK ENTRY ONLY SYSTEM ....................................................   36

CREATION AND REDEMPTION OF CREATION UNITS .................................   37

DETERMINATION OF NET ASSET VALUE ..........................................   43

DIVIDENDS, DISTRIBUTIONS, AND TAXES .......................................   44

OTHER INFORMATION .........................................................   47

INDEX PUBLISHERS ..........................................................   49

COUNSEL ...................................................................   51

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .............................   51

CUSTODIAN .................................................................   51

APPENDIX A - RYDEX INVESTMENTS PROXY VOTING POLICIES AND PROCEDURES .......  A-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on November 22, 2002. The Trust currently consists of ninety-two (92) investment portfolios, the Rydex S&P Equal Weight ETF, Rydex Russell Top 50 ETF, Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF, Rydex S&P SmallCap 600 Pure Growth ETF, Rydex S&P Equal Weight Consumer Discretionary ETF, Rydex S&P Equal Weight Consumer Staples ETF, Rydex S&P Equal Weight Energy ETF, Rydex S&P Equal Weight Financial ETF, Rydex S&P Equal Weight Health Care ETF, Rydex S&P Equal Weight Industrial ETF, Rydex S&P Equal Weight Materials ETF, Rydex S&P Equal Weight Information Technology ETF, Rydex S&P Equal Weight Utilities ETF (which are included in a separate SAI) and the Funds. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities. Additional series and/or classes may be created from time to time.

The shares of the Funds' have been approved for listing and secondary trading on the [___________] (the "Exchange"), subject to notice of issuance. Shares will trade on the Exchange at market prices that may be below, at, or above net asset value ("NAV").

Each Fund issues and redeems shares at NAV only in aggregated lots of 50,000 shares (each a "Creation Unit" or a "Creation Unit Aggregation"). Generally each Leveraged ETF issues Creation Units in exchange for: (i) a basket of equity securities included in its Underlying Index, as defined below, (the "Deposit Securities"); and (ii) an amount of cash (the "Cash Component"). Each Inverse and Dynamic Inverse ETF issues and redeems Creation Units for cash.

The Trust reserves the right to offer an "all cash" option for creations and redemptions of Creation Units for any Fund. In addition, Creation Units may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain a cash deposit with the Trust at least equal to 115% of the market value of the missing Deposit Securities. In each instance, transaction fees may be imposed that will be higher than the transaction fees associated with traditional in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the U.S. Securities and Exchange Commission ("SEC") requirements applicable to management investment companies offering redeemable securities. See the "Creation and Redemption of Creation Units" section for detailed information.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL

Each Fund's investment objective is to seek to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. Each Dynamic ETF's benchmark is 200% of the performance of its Underlying Index. Each Inverse ETF's benchmark is the inverse (opposite) performance of its Underlying Index. Each Dynamic Inverse ETF's benchmark is 200% of the inverse (opposite) performance of its Underlying Index. Each Fund's investment objective is non-fundamental and may be changed without the consent of the holders of a majority of that Fund's outstanding shares. Additional information concerning each Fund's investment objective and principal investment strategies is contained in the Prospectus. Additional information concerning each Fund's underlying index is included below under the heading "Description of the Underlying Indices." The following information supplements, and should be read in conjunction with the Funds' Prospectus.

Portfolio management is provided to the Funds by the Trust's investment adviser, PADCO Advisors II, Inc. (the "Advisor"). The Advisor, a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, operates under the name Rydex Investments. The investment strategies of the Funds discussed below and in the Prospectus may be used by the Funds if, in the opinion of the Advisor, these strategies will be advantageous to the Funds. The Funds are free to modify or eliminate their activity with respect to any of the following investment strategies. There is no assurance that any of these strategies or any other strategies and methods of investment available to the Funds will result in the achievement of the Funds' respective objectives.

BORROWING

While the Funds do not anticipate doing so, each Fund may borrow money for investment purposes. Borrowing for investment is one form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Since substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share ("NAV") of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Funds intend to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the Investment Company Act of 1940, as amended (the "1940 Act"), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund's assets should fail to meet this 300% coverage test, a Fund, within three days (not including Sundays and holidays), will reduce the amount of a Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund's total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings for extraordinary or emergency purposes.

EQUITY SECURITIES

The Funds may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of the Fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Funds may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below.

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

      Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

o [MASTER LIMITED PARTNERSHIPS ("MLPS"). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission ("SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.]

      The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

FOREIGN ISSUERS

The Rydex Dymamic NASDAQ 100 ETF, Rydex Inverse NASDAQ 100 ETF, Rydex Dynamic Inverse NASDAQ 100 ETF, Rydex Dynamic NASDAQ Biotech ETF, Rydex Inverse NASDAQ Biotech ETF and Rydex Dynamic Inverse NASDAQ Biotech ETF may invest in issuers located outside the United States through American Depositary Receipts ("ADRs"), "ordinary shares," or "New York shares" issued and traded in the United States or through securities denominated in foreign currencies and traded on foreign exchanges. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. Dollars, which protect the Funds from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

ILLIQUID SECURITIES

While none of the Funds anticipate doing so, each Fund may purchase or hold illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the
Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund's net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. Each Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Under the current guidelines of the staff of the SEC, illiquid securities also are considered to include, among other securities, purchased over-the-counter ("OTC") options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Funds may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The board of trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

While none of the Funds anticipate doing so, each Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the Investment Company Act of 1940, as amended (the "1940 Act"), or any rule, regulation or order of the SEC. A Fund, therefore, may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if such securities are the only investment securities held by the Fund, such as through a master-feeder arrangement.

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

Investment companies may include index-based investments such as other ETFs, which hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in ETFs is the same as investing in a portfolio of equity securities comprising the index. The market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). ETFs may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

LENDING OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board. These loans, if and when made, may not exceed 33(1)/3% of the total asset value of a Fund (including the loan collateral). No Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Funds. The Funds may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Funds' securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

FUTURES AND OPTIONS TRANSACTIONS

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading

Commission ("CFTC"). The Funds may use futures contracts and related options for BONA FIDE hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of all of its series, including the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If a Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

Each Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. Each Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. Each Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

Each Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. Each Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. Each Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. Each Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Funds' use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. The Funds may purchase and write put and call options on securities and stock indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the Underlying Index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

The Funds may trade put and call options on securities, securities indices and currencies, as the investment adviser determines is appropriate in seeking a Fund's investment objective, and except as restricted by a Fund's investment limitations. See "Investment Restrictions."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

Each Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Funds may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PORTFOLIO TURNOVER

Portfolio turnover may vary from year to year, as well as within a year. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses which would be borne by the Funds. In addition, a Fund's portfolio turnover level may adversely affect the ability of the Fund to achieve its investment objective. Because each Fund's portfolio turnover rate, to a great extent, will depend on the creation and redemption activity of investors, it is difficult to estimate what the Fund's actual portfolio turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds will be substantial.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one-year.

REPURCHASE AGREEMENTS

Each of the Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's net assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS

The Funds may use reverse repurchase agreements as part of a Fund's investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when this will be advantageous to the Funds. Each Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.

SHORT SALES

The Inverse and Dynamic Inverse ETFs may engage in short sales transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund may also use repurchase agreements to satisfy delivery obligations in short sales transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that: (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. Each of the Funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

STOCK INDEX FUTURES CONTRACTS

The Funds may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time a Fund purchases a futures contract, an amount of cash, U.S. Government securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

SWAP AGREEMENTS

The Funds may enter into swap agreements, including, but not limited to, equity index swaps and interest rate swap agreements. A Fund may utilize swap agreements in an attempt to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund's illiquid investment limitations. No Fund will enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. A Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and the Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

TRACKING ERROR

The following factors may affect the ability of the Funds to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) a Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover);
(5) a Fund holding instruments traded in a market that has become illiquid or disrupted; (6) Fund share prices being rounded to the nearest cent; (7) changes to the index underlying a benchmark that are not disseminated in advance; (8) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) early or unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions; or (10) market movements that run counter to a leveraged Fund's investments. Market movements that run counter to a leveraged Fund's investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant. The Funds' performance attempts to correlate highly with the movement in their respective benchmarks over time.

U.S. GOVERNMENT SECURITIES

The  Funds  may  make  short-term  investments  in U.S.  Government  securities.
Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration.

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, the Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

The Funds, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's NAV. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. Each Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's NAV or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

ADDITIONAL INFORMATION ABOUT THE SECTOR ETFS

BIOTECHNOLOGY SECTOR - RYDEX DYNAMIC NASDAQ BIOTECH ETF, RYDEX INVERSE NASDAQ BIOTECH ETF AND RYDEX DYNAMIC INVERSE NASDAQ BIOTECH ETF

The Funds may invest in companies engaged in the research, development, sale, and manufacture of various biotechnological products, services and processes. These include companies involved with developing or experimental technologies such as generic engineering, hybridoma and recombinant DNA techniques and monoclonal antibodies. The Funds may also invest in companies that manufacture and/or distribute biotechnological and biomedical products, including devices and instruments, and that provide or benefit significantly from scientific and technological advances in biotechnology. Some biotechnology companies may provide processes or services instead of, or in addition to, products.

The description of the biotechnology sector may be interpreted broadly to include applications and developments in such areas as human health care (cancer, infectious disease, diagnostics and therapeutics); pharmaceuticals (new drug development and production); agricultural and veterinary applications (improved seed varieties, animal growth hormones); chemicals (enzymes, toxic waste treatment); medical/surgical (epidermal growth factor, in vivo imaging/therapeutics); and industry (biochips, fermentation, enhanced mineral recovery).

CONSUMER  DISCRETIONARY SECTOR - RYDEX DYNAMIC CONSUMER DISCRETIONARY ETF, RYDEX
INVERSE   CONSUMER   DISCRETIONARY   ETF  AND  RYDEX  DYNAMIC  INVERSE  CONSUMER
DISCRETIONARY ETF

The Funds may invest in companies engaged in the manufacture of goods to consumers, both domestically and internationally. The Funds may invest in companies from the following industries: automobiles and components, household durables (E.G., furniture), apparel, hotels, restaurants, leisure and retailing.

CONSUMER STAPLES SECTOR - RYDEX DYNAMIC CONSUMER STAPLES ETF, RYDEX INVERSE CONSUMER STAPLES ETF AND RYDEX DYNAMIC INVERSE CONSUMER STAPLES ETF

The Funds may invest in companies engaged in the manufacture of goods to consumers, both domestically and internationally. The Funds may invest in companies from the following industries: food and staples retailing, beverages, food products, tobacco, household products and personal products.

ENERGY SECTOR - RYDEX DYNAMIC ENERGY ETF, RYDEX INVERSE ENERGY ETF AND RYDEX DYNAMIC INVERSE ENERGY ETF

The Funds may invest in companies in the energy field, including oil, gas and consumable fuels and energy equipment and services.

FINANCIALS SECTOR - RYDEX DYNAMIC FINANCIALS ETF, RYDEX INVERSE FINANCIALS ETF AND RYDEX DYNAMIC INVERSE FINANCIALS ETF

The Funds may invest in companies that are involved in the financial services sector, including commercial banks, capital markets, diversified financial services, a variety of firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance and real estate related companies.

The financial services sector is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress.

SEC regulations provide that each Fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies, as well as those deriving more than 15% of profits from brokerage and investment management activities, will be considered to be "principally engaged" in the Fund's business activity. Rule 12d3-1 under the 1940 Act, allows investment portfolios such as the Funds, to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (I.E., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the Funds may purchase. The Funds may purchase securities of an issuer that derived more than 15% of it gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:

      a. the purchase cannot cause more than 5% of a Fund's total assets to be invested in securities of that issuer;

      b. for any equity security, the purchase cannot result in a Fund owning more than 5% of the issuer's outstanding securities in that class;

      c. for a debt security, the purchase cannot result in a Fund owning more than 10% of the outstanding principal amount of the issuer's debt securities.

In  applying  the  gross  revenue  test,  an  issuer's  own   securities-related
activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer's gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Funds will not be required to divest their holdings of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

HEALTH CARE SECTOR - RYDEX DYNAMIC HEALTH CARE FUND, RYDEX INVERSE HEALTH CARE FUND AND RYDEX DYNAMIC INVERSE HEALTH CARE FUND

The Funds may invest in companies that are involved in the health care industry including companies from the following industries: health care equipment and supplies, health care providers and services, biotechnology and pharmaceuticals.

INDUSTRIALS SECTOR - RYDEX DYNAMIC INDUSTRIALS ETF, RYDEX INVERSE INDUSTRIALS ETF AND RYDEX DYNAMIC INVERSE INDUSTRIALS ETF

The Funds may invest in companies that are involved in the industrials industry including companies from the following industries: aerospace and defense, building products, construction and engineering, electrical equipment, industrial conglomerates, machinery, commercial services and supplies, air freight and logistics, airlines, road and rail and transportation infrastructure.

MATERIALS SECTOR - RYDEX DYNAMIC MATERIALS ETF, RYDEX INVERSE MATERIALS ETF AND RYDEX DYNAMIC INVERSE MATERIALS ETF

The Funds may invest in companies that are involved in the materials industry including companies from the following industries: chemicals, construction materials, containers and packaging, metals and mining and paper and forest products.

TECHNOLOGY SECTOR - RYDEX DYNAMIC TECHNOLOGY ETF, RYDEX INVERSE TECHNOLOGY ETF AND RYDEX DYNAMIC INVERSE TECHNOLOGY ETF

The Funds may invest in companies that are involved in the technology sector including companies that the Advisor believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. These may include companies from the following industries: internet software and services, IT services, software, communications equipment, computers and peripherals, electronic equipment and instruments, office electronics, semiconductors and semiconductor equipment, diversified telecommunication services and wireless telecommunication services.

UTILITIES SECTOR - RYDEX DYNAMIC UTILITIES ETF, RYDEX INVERSE UTILITIES ETF AND RYDEX DYNAMIC INVERSE UTILITIES ETF

The Funds will invest primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations as described in the Funds' Prospectus. Such companies may include companies from the following industries: electric utilities, gas utilities, multi-utilities and independent power producers and energy traders.

MORE INFORMATION ABOUT THE UNDERLYING INDICES

The Funds seek to provide investment results that match the performance of a specific benchmark on a daily basis. The current benchmark used by each Fund and a description of each Fund's Underlying Index is set forth in the Funds' Prospectus under "More Information About the Funds - A Brief Guide to the Benchmarks."

INDEX PROVIDER. The Rydex Dynamic S&P 500 ETF, Rydex Inverse S&P 500 ETF, Rydex Dynamic Inverse S&P 500 ETF, The Rydex Dynamic S&P 500 Growth ETF, Rydex Inverse S&P 500 Growth ETF, Rydex Dynamic Inverse S&P 500 Growth ETF, The Rydex Dynamic S&P 500 Value ETF, Rydex Inverse S&P 500 Value ETF, Rydex Dynamic Inverse S&P 500 Value ETF, The Rydex Dynamic S&P MidCap 400 ETF, Rydex Inverse S&P MidCap 400 ETF, Rydex Dynamic Inverse S&P MidCap 400 ETF, The Rydex Dynamic S&P MidCap 400 Growth ETF, Rydex Inverse S&P MidCap 400 Growth ETF, Rydex Dynamic Inverse S&P MidCap 400 Growth ETF, The Rydex Dynamic S&P MidCap 400 Value ETF, Rydex Inverse S&P MidCap 400 Value ETF, Rydex Dynamic Inverse S&P MidCap 400 Value ETF, The Rydex Dynamic S&P SmallCap 600 ETF, Rydex Inverse S&P SmallCap 600 ETF, Rydex Dynamic Inverse S&P SmallCap 600 ETF, The Rydex Dynamic S&P SmallCap 600 Growth ETF, Rydex Inverse S&P SmallCap 600 Growth ETF, Rydex Dynamic Inverse S&P SmallCap 600 Growth ETF, The Rydex Inverse S&P SmallCap 600 Value ETF, Rydex Inverse S&P SmallCap 600 Value ETF, and Rydex Dynamic Inverse S&P SmallCap 600 Value ETF will be based upon the S&P 500(R) Index, S&P 500(R) Growth Index, S&P 500(R) Value Index, S&P MidCap 400(R) Index, S&P MidCap 400(R) Growth Index, S&P MidCap 400(R) Value Index, S&P SmallCap 600(R) Index, S&P SmallCap 600(R) Growth Index and S&P SmallCap 600(R) Value ETF, respectively, compiled by Standard & Poor's, which is not affiliated with the Funds or with the Advisor or its affiliates. The Funds are entitled to use the applicable Underlying Index pursuant to a sub-licensing agreement with the Advisor, which in turn has a licensing agreement with the index provider. The Advisor has provided the sub-license without charge to the Funds.

The Rydex Dynamic NASDAQ 100 ETF, Rydex Inverse NASDAQ 100 ETF, Rydex Dynamic NASDAQ 100 ETF, and The Rydex Dynamic NASDAQ Biotech ETF, Rydex Inverse NASDAQ Biotech ETF, and Rydex Dynamic Inverse NASDAQ Biotech ETF will be based upon the NASDAQ 100 Index(R) and the NASDAQ Biotechnology Index(R), respectively, compiled by [NASDAQ], which is not affiliated with the Funds or with the Advisor or its affiliates. The Funds are entitled to use the applicable Underlying Index pursuant to a sub-licensing agreement with the Advisor, which in turn has a licensing agreement with the index provider. The Advisor has provided the sub-license without charge to the Funds.

The Rydex Dynamic Russell 1000(R) ETF, Rydex Inverse Russell 1000(R) ETF, Rydex Dynamic Inverse Russell 1000(R) ETF, The Rydex Dynamic Russell 1000(R) Growth ETF, Rydex Inverse Russell 1000(R) Growth ETF, Rydex Dynamic Inverse Russell 1000(R) Growth ETF, The Rydex Dynamic Russell 1000(R) Value ETF, Rydex Inverse Russell 1000(R) Value ETF, Rydex Dynamic Inverse Russell 1000(R) Value ETF, The Rydex Dynamic Russell MidCap(R) ETF, Rydex Inverse MidCap(R) ETF, Rydex Dynamic Inverse MidCap(R) ETF, The Rydex Dynamic Russell MidCap(R) Growth ETF, Rydex Inverse Russell MidCap(R) Growth ETF, Rydex Dynamic Inverse Russell MidCap(R) Growth ETF, The Rydex Dynamic Russell MidCap(R) Value ETF, Rydex Inverse Russell MidCap(R) Value ETF, Rydex Dynamic Inverse Russell

MidCap(R) Value ETF, The Rydex Dynamic Russell 2000(R) ETF, Rydex Inverse Russell 2000(R) ETF, Rydex Dynamic Inverse Russell 2000(R) ETF, The Rydex
Dynamic Russell 2000(R) Growth ETF, Rydex Inverse Russell 2000(R) Growth ETF, Rydex Dynamic Inverse Russell 2000(R) Growth ETF, The Rydex Dynamic Russell 2000(R) Value ETF, Rydex Inverse Russell 2000(R) Value ETF, Rydex Dynamic Inverse Russell 2000(R) Value ETF, The Rydex Dynamic Russell 3000(R) ETF, Rydex Inverse Russell 3000(R) ETF, Rydex Dynamic Inverse Russell 3000(R) ETF, and The Rydex Dynamic Russell 3000(R) Growth ETF, Rydex Inverse Russell 3000(R) Growth ETF, Rydex Dynamic Inverse Russell 3000(R) Growth ETF, The Rydex Dynamic Russell 3000(R) Value ETF, Rydex Inverse Russell 3000(R) Value ETF, and Rydex Dynamic Inverse Russell 3000(R) Value ETF will be based upon the Russell 1000(R) Index, Russell 1000(R) Growth Index, Russell 1000(R) Value Index, Russell MidCap(R) Index, Russell MidCap(R) Growth Index, Russell MidCap(R) Value Index, Russell 2000(R) Index, Russell 2000(R) Growth Index, Russell 2000(R) Value Index, Russell 3000(R) Index, Russell 3000(R) Growth Index, and Russell 3000(R) Value Index, respectively, compiled by Frank Russell Company, which is not affiliated with the Funds or with the Advisor or its affiliates. The Funds are entitled to use the applicable Underlying Index pursuant to a sub-licensing agreement with the Advisor, which in turn has a licensing agreement with the index provider. The Advisor has provided the sub-license without charge to the Funds.

The Rydex Dynamic Consumer Discretionary ETF, Rydex Inverse Consumer Discretionary ETF, Rydex Dynamic Inverse Consumer Discretionary ETF, The Rydex Dynamic Consumer Staples ETF, Rydex Inverse Consumer Staples ETF, Rydex Dynamic Inverse Consumer Staples ETF, The Rydex Dynamic Energy ETF, Rydex Inverse Energy ETF, Rydex Dynamic Inverse Energy ETF, The Rydex Dynamic Financials ETF, Rydex Inverse Financials ETF, Rydex Dynamic Inverse Financials ETF, The Rydex Dynamic Health Care ETF, Rydex Inverse Health Care Discretionary ETF, Rydex Dynamic Inverse Health Care ETF, The Rydex Dynamic Industrials ETF, Rydex Inverse Industrials ETF, Rydex Dynamic Inverse Industrials ETF, The Rydex Dynamic Materials ETF, Rydex Inverse Materials ETF, Rydex Dynamic Inverse Materials ETF, The Rydex Dynamic Technology ETF, Rydex Inverse Technology ETF, Rydex Dynamic Inverse Technology ETF, and The Rydex Dynamic Utilities ETF, Rydex Inverse Utilities ETF, and Rydex Dynamic Inverse Utilities ETF will be based upon the S&P Consumer Discretionary Index, S&P Consumer Staples Index, S&P Energy Index, S&P Financials Index, S&P Health Care Index, S&P Industrials Index, S&P Materials Index, S&P Technology Index and S&P Utilities Index, respectively, compiled Standard & Poor's, which is not affiliated with the Funds or with the Advisor or its affiliates. The Funds are entitled to use the applicable Underlying Index pursuant to a sub-licensing agreement with the Advisor, which in turn has a licensing agreement with the index provider. The Advisor has provided the sub-license without charge to the Funds.

The following sections provide additional information about the maintenance and operation of the S&P, NASDAQ, and Russell Indices included in the Funds' benchmarks.

S&P INDEX CALCULATION

S&P U.S. INDICES. On any given day, the index value is the quotient of the total float-adjusted market capitalization of the index's constituents and its divisor. Continuity in index values is maintained by adjusting the divisor for all changes in the constituents' share capital after the base date. This includes additions and deletions to the index, rights issues, share buybacks and issuances, and spin-offs. The divisor's time series is, in effect, a chronological summary of all changes affecting the base capital of the index. The divisor is adjusted such that the index value at an instant just prior to a change in base capital equals the index value at an instant immediately following that change.

S&P/CITIGROUP GROWTH AND VALUE INDEX SERIES. The S&P/Citigroup Style Index Series include all parent index stocks and measure growth and value in separate dimensions across seven risk factors (listed below) at the stock level. Raw values for each of the factors listed below are calculated for each company in the S&P/Citigroup Broad Market Index (BMI) universe, which has approximately twice as many stocks as the S&P Composite 1500. These raw values are then standardized by dividing the difference between each stock's raw score and the mean of the entire set by the standard deviation of the entire set. A Growth Score for each company is computed as the average of the standardized values of the three growth factors. Similarly, a Value Score for each company is computed as the average of the standardized values of the four value factors. The style scores are recalculated and indices rebalanced each December.

--------------------------------------------------------------------------------
GROWTH FACTORS                                VALUE FACTORS

--------------------------------------------------------------------------------
o 5-Year Earnings per Share Growth Rate       o Book Value to Price Ratio
--------------------------------------------------------------------------------
o 5-Year Sales per Share Growth Rate          o Cash Flow to Price Ratio
--------------------------------------------------------------------------------
o 5-Year Internal Growth Rate                 o Sales to Price Ratio
--------------------------------------------------------------------------------
                                              o Dividend Yield
--------------------------------------------------------------------------------

The S&P/Citigroup Growth and Value Indices are calculated following Standard & Poor's market capitalization-weighted, divisor-based index methodology. For example, for the S&P SmallCap 600/Citigroup Value Index:

INDEX VALUE (+)           =    Index Market Value(+)/Index Divisor(+)

                                  N
INDEX MARKET VALUE(t)     =    (Sigma) (IWF(x,t))(Index Shares(x,t))(W(v,x))(Price(x,t))
                               x --> 1
Where,
IWF(x,t)            =     Investable Weight Factor of Stock X on date t

Index Shares(x,t)   =     Shares used for Stock X in the S&P SmallCap 600 on date t

W(v,x)              =     Percent of market capitalization of Stock X in the S&P SmallCap 600/Citigroup
                          Value index, calculated as per the previous section. This is calculated only once a year on the rebalancing date, or is specified when a new stock is added between rebalancing dates.

Price(x,t)          =     Price used for stock X in the S&P SmallCap 600 index computation on date t

N                   =     Number of stocks in the S&P SmallCap 600/Citigroup Value Index on date t
                          (note that N < 600)

S&P INDEX MAINTENANCE

Maintaining the S&P Indices includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends and stock price adjustments due to restructuring and spin-offs. Share changes of less than 5% are only updated on quarterly basis on the Friday near the end of the calendar year.

A company will be removed from the S&P Indices as a result of mergers/acquisitions, bankruptcy, restructuring, or if it no longer representative of its industry group. A company is removed from the relevant index as close as possible to the actual date on which the event occurred. A company can be removed from an index because it no longer meets current criteria for inclusion and/or is no longer representative of its industry group.

When calculating index weights, individual constituents' shares held by governments, corporations, strategic partners, or other control groups are excluded from the company's shares outstanding. Shares owned by other companies are also excluded regardless of whether they are index constituents.

Once a year, the float adjustments will be reviewed. Each company's financial statements will be used to update the major shareholders' ownership. However, any Investable Weight Factor (IWF) changes, equal to or greater than 5% will be implemented as soon as reasonably possible when it results from a major corporate action (i.e. privatization, merger, takeover, or share offering.)

Changes in the number of shares outstanding driven by corporate events, such as stock dividends, splits, and rights issues will be adjusted on the ex-date. Share changes of 5% or greater are implemented when they occur. All share changes of less than 5% are updated on a quarterly basis (third Friday of March, June, September, and December or at the close of the expiration of futures contracts). Implementations of new additions, deletions, and changes to the float adjustment, due to corporate actions, will be made available at the close of the third Friday in March, June, September, and December. Generally, index changes due to rebalancing are announced two days before the effective date by way of a news release posted on WWW.SPGLOBAL.COM.

NASDAQ INDEX CALCULATION

NASDAQ-100 INDEX. The NASDAQ-100 Index is calculated under a modified capitalization-weighted methodology. The methodology is expected to retain in general the economic attributes of capitalization-weighting while providing enhanced diversification. To accomplish this, NASDAQ will review the composition of the NASDAQ-100 Index on a quarterly basis and adjust the weightings of Index components using a proprietary algorithm, if certain pre-established weight distribution requirements are not met.

NASDAQ BIOTECHNOLOGY INDEX. The NASDAQ Biotechnology Index contains securities of NASDAQ-listed companies classified according to the Industry Classification Benchmark as either Biotechnology or Pharmaceuticals which also meet other eligibility criteria. The NASDAQ Biotechnology Index is calculated under a modified capitalization-weighted methodology.

NASDAQ INDEX MAINTENANCE

NASDAQ-100 INDEX. Except under extraordinary circumstances that may result in an interim evaluation, Index composition is reviewed on an annual basis as follows (the "Ranking Review"). Securities listed on The NASDAQ Stock Market which meet applicable eligibility criteria are ranked by market value. Index-eligible securities which are already in the Index and which are ranked in the top 100 eligible securities (based on market value) are retained in the Index. A security that is ranked 101 to 125 is also retained, provided that such security was ranked in the top 100 eligible securities as of the previous Ranking Review. Securities not meeting such criteria are replaced. The replacement securities chosen are those Index-eligible securities not currently in the Index that have the largest market capitalizations. The data used in the ranking includes end of October NASDAQ market data and is updated for total shares outstanding submitted in a publicly filed SEC document via EDGAR through the end of November.

In addition to the Ranking Review, the securities in the Index are monitored every day by NASDAQ with respect to changes in total shares outstanding arising from secondary offerings, stock repurchases, conversions, or other corporate actions. NASDAQ has adopted the following weight adjustment procedures with respect to such changes. Changes in total shares outstanding arising from stock splits, stock dividends, or spin-offs are generally made to the Index on the evening prior to the effective date of such corporate action. If the change in total shares outstanding arising from other corporate actions is greater than or equal to 5.0%, the change will be made as soon as practicable, normally within ten (10) days of such action. Otherwise, if the change in total shares outstanding is less than 5%, then all such changes are accumulated and made effective at one time on a quarterly basis after the close of trading on the third Friday in each of March, June, September, and December. In either case, the Index share weights for such Index securities are adjusted by the same percentage amount by which the total shares outstanding have changed in such Index securities.

NASDAQ BIOTECHNOLOGY INDEX. Index securities are evaluated semi-annually as follows: Securities currently within the Index must meet the maintenance criteria of $100 million in market capitalization and 50,000 shares average daily trading volume. Index securities not meeting the maintenance criteria are retained in the Index provided that such securities met the maintenance criteria in the previous semi-annual ranking. Securities not meeting the maintenance criteria for two consecutive rankings are removed and Index-eligible securities not currently in the Index are added. Changes will occur after the close of trading on the third Friday in May and November. The data used in the ranking includes end of March and September NASDAQ market data and is updated for total shares outstanding submitted in a publicly filed SEC document via EDGAR through the end of April and October.

In addition to the Ranking Review, the securities in the Index are monitored every day by NASDAQ with respect to changes in total shares outstanding arising from secondary offerings, stock repurchases, conversions, or other corporate actions. NASDAQ has adopted the following weight adjustment procedures with respect to such changes. Changes in total shares outstanding arising from stock splits, stock dividends, or spin-offs are generally made to the Index on the evening prior to the effective date of such corporate action. If the change in total shares outstanding arising from other corporate actions is greater than or equal to 5.0%, the change will be made as soon as practicable, normally within ten (10) days of such action. Otherwise, if the change in total shares outstanding is less than 5%, then all such changes are accumulated and made effective at one time on a quarterly basis after the close of trading on the third Friday in each of March, June, September, and December. In either case, the Index share weights for such Index securities are adjusted by the same percentage amount by which the total shares outstanding have changed in such Index securities.

RUSSELL INDEX CALCULATION

The securities in the Russell Indices (sometimes referred to as the "components") are reconstituted annually after the close on the last Friday in June to reflect changes in the marketplace. The Russell 3000(R) Index, includes the largest 3000 securities listed on any U.S. exchange ranked by decreasing total market capitalization. All U.S. incorporated companies listed on a U.S. exchange are considered for inclusion with the following rules and exceptions. Stocks must trade at or above $1.00 on May 31 to be eligible for inclusion. Although only one class of security is allowed into the indices, all common classes are combined to determine total market capitalization and available float. Tracking stocks are considered individually for membership. Also excluded are preferred and convertible preferred stock, participating preferred stock, redeemable shares, warrants and rights, trust receipts, royalty trusts, limited liability companies, OTC bulletin boards and pink sheet stocks, closed-end investment companies, limited partnerships, and foreign stocks including American Depositary Receipts (ADRs). After component selection, stocks are weighted by their available market capitalization.

RUSSELL INDEX MAINTENANCE

The Russell Indices will be reconstituted annually. Securities that leave the Russell Indices, between reconstitution dates, for any reason (I.E., mergers, acquisitions, or other similar corporate activity) are not replaced. Thus, the number of securities in each Russell Index over the year will fluctuate according to corporate activity.

When a stock is acquired, delisted, reincorporated outside of the U.S. or moves to the pink sheets on OTC bulletin boards, the stock is deleted from the relevant indices. When acquisitions or mergers take place within a Russell Index, the stock's capitalization moves to the acquiring stock, hence, mergers have no effect on index total capitalization if the acquiring stock is part of the Russell Index. The only additions between reconstitution dates are as a result of spin-offs and eligible initial public offerings (IPOs).

Maintaining the Russell Indices includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. In addition, significant changes to outstanding share capital changes are made at month-end. The divisor is adjusted for all changes in company market value to leave the value of the investments unaffected. All divisor adjustments will be made at the open of the ex-date using previous day closing prices.

COMMENCEMENT DATES OF THE UNDERLYING INDICES

The inception date of each Underlying Index is as follows:

--------------------------------------------------------------------------------
BENCHMARK                                    INCEPTION DATE
--------------------------------------------------------------------------------
S&P 500(R) Index                             March 4, 1957
--------------------------------------------------------------------------------
S&P 500(R) Growth Index                      May 30, 1992
--------------------------------------------------------------------------------
S&P 500(R) Value Index                       May 30, 1992
--------------------------------------------------------------------------------
S&P MidCap 400(R) Index                      June 19, 1991
--------------------------------------------------------------------------------
S&P MidCap 400(R) Growth Index               May 10, 1994
--------------------------------------------------------------------------------
S&P MidCap 400(R) Value Index                May 10, 1994
--------------------------------------------------------------------------------
S&P SmallCap 600(R) Index                    October 28, 1994
--------------------------------------------------------------------------------
S&P SmallCap 600(R) Growth Index             September 30, 1996
--------------------------------------------------------------------------------
S&P SmallCap 600(R) Value Index              September 30, 1996
--------------------------------------------------------------------------------
NASDAQ 100 Index(R)                          January 31, 1985
--------------------------------------------------------------------------------
Russell 1000(R) Index                        December 31, 1986
--------------------------------------------------------------------------------
Russell 1000(R) Growth Index                 January 1987
--------------------------------------------------------------------------------
Russell 1000(R) Value Index                  January 1987
--------------------------------------------------------------------------------
Russell MidCap(R) Index                      November 1, 1991
--------------------------------------------------------------------------------
Russell MidCap(R) Growth Index               1995
--------------------------------------------------------------------------------
Russell MidCap(R) Value Index                1995
--------------------------------------------------------------------------------
Russell 2000(R) Index                        December 31, 1986
--------------------------------------------------------------------------------
Russell 2000(R) Growth Index                 June 1993
--------------------------------------------------------------------------------
Russell 2000(R) Value Index                  June 1993
--------------------------------------------------------------------------------
Russell 3000(R) Index                        January 1984
--------------------------------------------------------------------------------
Russell 3000(R) Growth Index                 1995
--------------------------------------------------------------------------------
Russell 3000(R) Value Index                  1995
--------------------------------------------------------------------------------
NASDAQ Biotechnology Index(R)                November 1, 1993
--------------------------------------------------------------------------------
S&P Consumer Discretionary Index             December 30, 1994
--------------------------------------------------------------------------------
S&P Consumer Staples Index                   December 30, 1994
--------------------------------------------------------------------------------
S&P Energy Index                             December 30, 1994
--------------------------------------------------------------------------------
S&P Financials Index                         December 30, 1994
--------------------------------------------------------------------------------
S&P Health Care Index                        December 30, 1994
--------------------------------------------------------------------------------
S&P Industrials Index                        December 30, 1994
--------------------------------------------------------------------------------
S&P Materials Index                          December 30, 1994
--------------------------------------------------------------------------------
S&P Technology Index                         December 30, 1994
--------------------------------------------------------------------------------
S&P Utilities Index                          December 30, 1994
--------------------------------------------------------------------------------

INDEX AVAILABILITY

Each Underlying Index is calculated continuously and widely disseminated to major data vendors.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations (and those set forth in the Prospectus) are fundamental policies of the Funds, which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

FUNDAMENTAL POLICIES OF THE FUNDS

Each Fund shall not:

1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. A Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

3. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

4. Purchase or sell real estate, physical commodities, or commodities contracts, except that a Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

5. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

7. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

8. Invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the benchmark selected for a particular Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities, or shares of investment companies.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board.

Each Fund may not:

1.    Invest in warrants.

2.    Invest in real estate limited partnerships.

3.    Invest in mineral leases.

4. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

5. Change its investment strategy to invest: (i) at least 80% of its net assets plus any borrowings for investment purposes in financial instruments with economic characteristics that should perform similarly to those of the Underlying Index; and, with respect to each Dynamic ETF, (ii) at least 80% of its total assets, exclusive of collateral held from securities lending, in the component securities included in its Underlying Index without 60 days' prior notice to shareholders.

With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitations in 4 and 5 above that are specifically based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 2 above, under the heading "Fundamental Policies of the Funds." With respect to borrowings in accordance with the limitations set forth in paragraph 2, in the event that such asset coverage shall at any time fall below 300 per centum, a Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter.

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit of shares are issued and sold by the Funds on an ongoing basis, at any point a "distribution", as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor (as defined below), breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to shares are reminded that, under Rule 153 of the 1933 Act, a prospectus-delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Funds is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The shares of the Funds are approved for listing and trading on the Exchange, subject to notice of issuance. The shares of each Fund will trade on the Exchange at prices that may differ to some degree from a Fund's NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares will continue to be met. The Exchange may, but is not required to, remove the shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the shares of a Fund from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, broker's commissions on purchases or sales of shares in market transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision of the Board, the Advisor is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, (the "Exchange Act") and the rules and regulations thereunder.

The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the Funds and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the Funds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the Funds and the other client accounts.

The policy of the Funds regarding purchases and sales of securities for a Fund's portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Funds' policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Funds believe that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. Government securities are normally transacted through issuers, underwriters or major dealers in U.S. Government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In managing the investment portfolios of the Funds, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Funds or the Advisor. In addition, Section 28(e) of the Exchange Act permits the Advisor to cause the Funds to pay commission rates in excess of those another dealer or broker would have charged for effecting the same transaction, if the Advisor determines, in good faith, that the commission paid is reasonable in relation to the value of brokerage and research services provided.

Such research services may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, analysis of corporate responsibility issues or in the form of access to various computer-generated data, computer hardware and software. Such research may be provided by brokers and dealers in the form of written reports, telephone contacts and personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, and government representatives. Brokerage services and equipment may facilitate the execution and monitoring of securities transactions, for example, by providing rapid communications with financial markets and brokers or dealers, or by providing real-time tracking of orders, settlements, investment positions and relevant investment criteria and restrictions applicable to the execution of securities transactions. In some cases, brokerage and research services are generated by third parties but are provided to the Advisor by or through brokers and dealers. The Advisor may allocate brokerage for research services that are also available for cash, where appropriate and permitted by law. The Advisor may also pay cash for certain research services received from external sources.

In addition, the information and services received by the Advisor from brokers and dealers may not in all cases benefit the Funds directly. For example, such information and services received by the Advisor as a result of the brokerage allocation of the Fund may be of benefit to the Advisor in the management of other accounts of the Advisor, including other investment companies advised by the Advisor. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or the distributor for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Funds' objectives or of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Fund, the Advisor or Rydex Distributors, Inc. (the "Distributor"). With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust's shares. As of [January 1, 2007], the Funds had not yet commenced operations and, therefore, did not hold securities of the Trust's "regular brokers or dealers."

PORTFOLIO TURNOVER. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses.

MANAGEMENT OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD AND OFFICERS OF THE TRUST. Set forth below are the names, ages, position with the Trust, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the length of term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

---------------------------------------------------------------------------------------------------------------------------
                                    POSITION
                                 WITH TRUST AND             PRINCIPAL OCCUPATIONS               OTHER DIRECTORSHIPS HELD
     NAME AND AGE                    LENGTH                    IN PAST 5 YEARS
                                    OF TERM
---------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*
---------------------------------------------------------------------------------------------------------------------------
MICHAEL P. BYRUM (35)           Trustee, 2005 to     Vice President of Rydex Series           Trustee of Rydex Dynamic
                                present; Vice        Funds, 1997 to present; Vice             Funds, Rydex Variable Trust
                                President, 2002 to   President of Rydex Variable Trust,       and Rydex Series Funds,
                                present.             1998 to present; Vice President of       2005 to present.
                                                     Rydex Dynamic Funds, 1999 to
                                                     present; President of PADCO
                                                     Advisors, Inc. and PADCO Advisors II
                                                     Inc., 2004 to present; President of
                                                     Rydex Capital  Partners I, LLC,
                                                     registered investment adviser, and
                                                     Rydex Capital Partners II, LLC,
                                                     registered investment adviser, 2003
                                                     to present; Executive Vice President
                                                     of Rydex Fund Services, Inc., 2004
                                                     to present; Secretary of PADCO
                                                     Advisors, Inc., PADCO Advisors II,
                                                     Inc., Rydex Capital Partners I, LLC,
                                                     registered investment adviser Rydex
                                                     Capital Partners II, LLC, registered
                                                     investment adviser, and Rydex Fund
                                                     Services, Inc., 2003 to present;
                                                     President of Rydex Capital Partners
                                                     SPhinX Fund, 2003 to 2006; Chief
                                                     Operating Officer of PADCO Advisors,
                                                     Inc., 2003 to 2004; Executive Vice
                                                     President of PADCO Advisors, Inc.,
                                                     1993 to 2004; Senior Portfolio
                                                     Manager of PADCO Advisors, Inc.,
                                                     1993 to 2003; Executive Vice
                                                     President of PADCO Advisors II,
                                                     Inc., 1996 to 2004; Senior
                                                     Portfolio Manager of PADCO Advisors
                                                     II, Inc., 1996 to 2003;  Executive
                                                     Vice President of Rydex
                                                     Distributors, Inc., 1996 to 2004;
                                                     Secretary of Rydex Distributors,
                                                     Inc., 1996 to 2004.
---------------------------------------------------------------------------------------------------------------------------
CARL G. VERBONCOEUR (53)        Trustee, 2004 to     President of Rydex Dynamic Funds,        Trustee of Rydex Dynamic
                                present;             Rydex Variable Trust and Rydex           Funds, Rydex Variable Trust
                                President, 2003 to   Series Funds, 2003 to present;           and Rydex Series Funds,
                                present.             Chief Executive Officer
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    POSITION
                                 WITH TRUST AND             PRINCIPAL OCCUPATIONS               OTHER DIRECTORSHIPS HELD
     NAME AND AGE                    LENGTH                    IN PAST 5 YEARS
                                    OF TERM
---------------------------------------------------------------------------------------------------------------------------
                                                     and Treasurer of PADCO Advisors,         2004 to present; Director
                                                     Inc., PADCO Advisors II, Inc.,           of ICI Mutual Insurance
                                                     Rydex Fund Services, Inc. and            Company, 2005 to present.
                                                     Rydex Distributors, Inc., 2003
                                                     to present; Executive Vice President
                                                     and Treasurer of Rydex Capital
                                                     Partners I, LLC, registered
                                                     investment adviser, and Rydex
                                                     Capital Partners II, LLC, registered
                                                     investment adviser, 2003 to present;
                                                     President of Rydex Fund Services,
                                                     Inc. and Rydex Distributors, Inc.,
                                                     2003 to present; Vice President of
                                                     the Rydex Series Funds, 1997 to
                                                     2003; Vice President of Rydex
                                                     Dynamic Funds, 2000 to 2003; Vice
                                                     President of Rydex Variable Trust,
                                                     1997 to 2003; Vice President of the
                                                     Trust, calendar year 2003; Vice
                                                     President of Rydex Capital Partners
                                                     SPhinX Fund, 2003 to 2006; Treasurer
                                                     of Rydex Series Funds and Rydex
                                                     Variable Trust, 1997 to 2003;
                                                     Treasurer of Rydex Dynamic Funds,
                                                     1999 to 2003; Treasurer of the
                                                     Trust, 2002 to 2003; Treasurer of
                                                     Rydex Capital Partners SPhinX Fund,
                                                     calendar year 2003; President of
                                                     PADCO Advisors, Inc., PADCO Advisors
                                                     II, Inc., 2003 to 2004; Executive
                                                     Vice President of PADCO Advisors,
                                                     Inc., PADCO Advisors II, Inc., Rydex
                                                     Fund Services, Inc. and Rydex
                                                     Distributors, Inc., 2000 to 2003;
                                                     Vice President of PADCO Advisors,
                                                     Inc., PADCO Advisors II, Inc., Rydex
                                                     Fund Services, Inc. and Rydex
                                                     Distributors, Inc., 1997 to 2000.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    POSITION
                                 WITH TRUST AND             PRINCIPAL OCCUPATIONS               OTHER DIRECTORSHIPS HELD
     NAME AND AGE                    LENGTH                    IN PAST 5 YEARS
                                    OF TERM
---------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
COREY A. COLEHOUR (61)          Trustee, 2003 to     Retired. Owner and President of Schield  Trustee of Rydex Variable
                                present.             Management Company, registered           Trust, 1998 to present;
                                                     investment adviser, February 2005 to     Trustee of Rydex Dynamic
                                                     August 2006; Senior Vice President       Funds, 1999 to present;
                                                     of Marketing and Co-Owner of Schield     Trustee of Rydex Series
                                                     Management Company, registered           Funds, 1993 to present.
                                                     investment adviser, 1985 to February
                                                     2005.
---------------------------------------------------------------------------------------------------------------------------
J. KENNETH DALTON (65)          Trustee, 2003 to     Mortgage Banking Consultant and          Trustee of Rydex Variable
                                present.             Investor, The Dalton Group, a real       Trust, 1998 to present;
                                                     estate company, 1995 to present.         Trustee of Rydex Dynamic
                                                                                              Funds, 1999 to present;
                                                                                              Trustee of Rydex Series
                                                                                              Funds, 1995 to present.
---------------------------------------------------------------------------------------------------------------------------
JOHN O.  DEMARET (66)           Trustee, 2003 to     Retired.                                 Trustee of Rydex Variable
                                present; Chairman,                                            Trust, 1998 to present;
                                2006 to present..                                             Trustee of Rydex Dynamic
                                                                                              Funds, 1999 to present;
                                                                                              Trustee of Rydex Series
                                                                                              Funds, 1997 to present.
---------------------------------------------------------------------------------------------------------------------------
WERNER E. KELLER (66)           Trustee, 2005 to     President of Keller Partners, LLC,       Trustee of Rydex Series
                                present.             registered investment adviser, 2005      Funds, Rydex Dynamic Funds
                                                     to present; Retired, 2001 to 2005.       and Rydex Variable Trust,
                                                                                              2005 to present.
---------------------------------------------------------------------------------------------------------------------------
THOMAS F. LYDON (46)            Trustee, 2005 to     President of Global Trends               Trustee of Rydex Dynamic
                                present.             Investments, registered investment       Funds, Rydex Variable Trust
                                                     advisor, 1996 to present;                and Rydex Series Funds,
                                                                                              2005 to present; Director
                                                                                              of U.S. Global  Investors,
                                                                                              Inc., 1997 to present;
                                                                                              Chairman of Make-A-Wish
                                                                                              Foundation of Orange
                                                                                              County, 1999 to present.
---------------------------------------------------------------------------------------------------------------------------
PATRICK T.  MCCARVILLE (63)     Trustee, 2003 to     Founder and Chief Executive Officer      Trustee of Rydex Variable
                                present.             of Par Industries, Inc., d/b/a Par       Trust, 1998 to present;
                                                     Leasing, Northbrook, Illinois, 1977      Trustee of Rydex Dynamic
                                                     to present.                              Funds, 1999 to present;
                                                                                              Trustee
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    POSITION
                                 WITH TRUST AND             PRINCIPAL OCCUPATIONS               OTHER DIRECTORSHIPS HELD
     NAME AND AGE                    LENGTH                    IN PAST 5 YEARS
                                    OF TERM
---------------------------------------------------------------------------------------------------------------------------
                                                                                              of Rydex Series Funds,
                                                                                              1997 to present.
---------------------------------------------------------------------------------------------------------------------------
ROGER J. SOMERS (61)            Trustee, 2003 to     President of Arrow Limousine, 1963       Trustee of Rydex Variable
                                present.             to present.                              Trust, 1998 to present;
                                                                                              Trustee of Rydex Dynamic
                                                                                              Funds, 1999 to present;
                                                                                              Trustee of Rydex Series
                                                                                              Funds, 1993 to present.
---------------------------------------------------------------------------------------------------------------------------
OFFICERS
---------------------------------------------------------------------------------------------------------------------------
NICK BONOS (42)                 Vice President and   Vice President and Treasurer of          None.
                                Treasurer, 2003 to   Rydex Dynamic Funds, Rydex Variable
                                present.             Trust and Rydex Series Funds, 2003
                                                     to present; Senior Vice President of
                                                     Rydex Fund Services, Inc., 2003 to
                                                     present; Treasurer and Principal
                                                     Financial Officer of Rydex Capital
                                                     Partners SPhinX Fund, 2003 to 2006;
                                                     Vice President of Accounting of
                                                     Rydex Fund Services, Inc., 2000 to
                                                     2003.
---------------------------------------------------------------------------------------------------------------------------
JOANNA M. HAIGNEY (38)          Chief Compliance     Chief Compliance Officer of Rydex        None.
                                Officer, 2004 to     Dynamic Funds, Rydex Variable Trust
                                present;             and Rydex Series Funds, 2004 to
                                Secretary, 2002 to   present; Secretary of Rydex Series
                                present.             Funds, Rydex Dynamic Funds and Rydex
                                                     Variable Trust, 2000 to present;
                                                     Vice President of Rydex Fund
                                                     Services, Inc., 2004 to present;
                                                     Vice President of Compliance of
                                                     PADCO Advisors, Inc. and PADCO
                                                     Advisors II, Inc., 2000 to present;
                                                     Chief Compliance Officer of Rydex
                                                     Capital Partners SPhinX Fund, 2004
                                                     to 2006; Secretary of Rydex Capital
                                                     Partners SPhinX Fund, 2003 to 2006.
---------------------------------------------------------------------------------------------------------------------------

* DENOTES A TRUSTEE WHO MAY BE DEEMED TO BE AN "INTERESTED" PERSON OF THE FUNDS AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF AFFILIATION WITH THE TRUST'S ADVISOR.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Board members of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Board; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's service providers that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Audit Committee. The Audit Committee met [five] times during the most recently completed fiscal year.

NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Exchange Act in conjunction with a shareholder meeting to consider the election of Board members. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Nominating Committee. The Nominating Committee met [once] during the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Funds and all Rydex Funds as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. The Board and officers of the Trust own less than 1% of the outstanding shares of the Trust. [TO BE UPDATED BASED ON OCTOBER 31, 2006 INFORMATION]

---------------------------------------------------------------------------------------
                                                              AGGREGATE DOLLAR RANGE OF
                                                              SHARES IN ALL RYDEX FUNDS
        NAME                DOLLAR RANGE OF FUND SHARES          OVERSEEN BY TRUSTEE
---------------------------------------------------------------------------------------
Carl G. Verboncoeur                   [None]                       [over $100,000]
---------------------------------------------------------------------------------------
Michael P. Byrum                      [None]                       [over $100,000]
---------------------------------------------------------------------------------------
Corey A. Colehour                     [None]                       [over $100,000]
---------------------------------------------------------------------------------------
J. Kenneth Dalton                     [None]                      [$10,001-$50,000]
---------------------------------------------------------------------------------------
John O. Demaret                       [None]                       [over $100,000]
---------------------------------------------------------------------------------------
Patrick T. McCarville                 [None]                      [$50,001-$100,000]
---------------------------------------------------------------------------------------
Roger J. Somers                       [None]                       [over $100,000]
---------------------------------------------------------------------------------------
Werner E. Keller                      [None]                       [over $100,000]
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                              AGGREGATE DOLLAR RANGE OF
                                                              SHARES IN ALL RYDEX FUNDS
        NAME                DOLLAR RANGE OF FUND SHARES          OVERSEEN BY TRUSTEE
---------------------------------------------------------------------------------------
Thomas F. Lydon                       [None]                      [$10-001 -$50,000]
---------------------------------------------------------------------------------------

BOARD COMPENSATION. - The following table sets forth compensation paid by the Trust for the fiscal year ended October 31, 2006: [TO BE UPDATED BASED ON OCTOBER 31, 2006 INFORMATION]

--------------------------------------------------------------------------------------------
                                              PENSION OR
                                              RETIREMENT        ESTIMATED          TOTAL
                             AGGREGATE         BENEFITS          ANNUAL        COMPENSATION
    NAME OF PERSON          COMPENSATION      ACCRUED AS      BENEFITS UPON      FROM FUND
                             FROM TRUST     PART OF TRUST'S     RETIREMENT       COMPLEX *
                                               EXPENSES
--------------------------------------------------------------------------------------------
Carl Verboncoeur**               $0               n/a               n/a              $0
--------------------------------------------------------------------------------------------
Michael P. Byrum**               $0               n/a               n/a              $0
--------------------------------------------------------------------------------------------
Corey A. Colehour               $XXX              $0                 $0             $XXX
--------------------------------------------------------------------------------------------
J. Kenneth Dalton               $XXX              $0                 $0             $XXX
--------------------------------------------------------------------------------------------
John O. Demaret                 $XXX              $0                 $0             $XXX
--------------------------------------------------------------------------------------------
Patrick T. McCarville           $XXX              $0                 $0             $XXX
--------------------------------------------------------------------------------------------
Roger J. Somers                 $XXX              $0                 $0             $XXX
--------------------------------------------------------------------------------------------
Werner E. Keller                $XXX              $0                 $0             $XXX
--------------------------------------------------------------------------------------------
Thomas F. Lydon                 $XXX              $0                 $0             $XXX
--------------------------------------------------------------------------------------------

* REPRESENTS TOTAL COMPENSATION FOR SERVICE AS TRUSTEE OF THE TRUST, RYDEX DYNAMIC FUNDS, RYDEX VARIABLE TRUST, AND RYDEX SERIES FUNDS.

** MESSRS. VERBONCOEUR AND BYRUM ARE INTERESTED TRUSTEES, AS DEFINED ABOVE. AS OFFICERS OF THE ADVISOR, THEY DO NOT RECEIVE COMPENSATION FROM THE TRUST.

CODE OF ETHICS

The Board has adopted a Combined Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act. The Advisor and Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC, and is available to the public.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board will periodically review each Fund's proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust's most recent Form N-PX is available without charge, upon request by calling 800.820.0888 or 301.296.5100 or by writing to Rydex ETF Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust's Form N-PX is also available on the SEC's web site at WWW.SEC.GOV.

THE ADVISORY AGREEMENT

Under an investment advisory agreement with the Advisor, dated April 30, 2004, the Advisor serves as the investment adviser for the Trust and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control of the Board and the officers of the Trust. As of [December 31, 2006], net assets under management of the Advisor and its affiliates were approximately $[_______]. For its investment management services, the Funds pay the Advisor a fee of [______]% at an annual rate based on the average daily net assets for the Funds.

The Advisor manages the investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of the Funds, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the member of the Board who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

The Advisor may from time to time reimburse certain expenses of a Fund in order to limit the Fund's operating expenses as described in the Prospectus. The Advisor's office is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Advisor was incorporated in the State of Maryland on February 5, 1993, and together with PADCO Advisors, Inc., a registered investment adviser under common control with the Advisor, does business under the name Rydex Investments. The voting common stock of the Advisor is held predominantly by a trust established by the late Albert P. Viragh, Jr., the founder of the Advisor, for the benefit of members of his family (the "Viragh Family Trust"). Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through its ownership of voting common stock, the Viragh Family Trust and/or its three trustees, Katherine A. Viragh, Mark S. Viragh and Roger E. Young, may be deemed, under the 1940 Act, to control the Advisor.

PORTFOLIO MANAGERS

This  section  includes   information  about  each  Fund's  portfolio  managers,
including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

------------------------------------------------------------------------------------------------------------
                     REGISTERED INVESTMENT          OTHER POOLED INVESTMENT          OTHER ACCOUNTS 1
                         COMPANIES 1,2                    VEHICLES 1
------------------------------------------------------------------------------------------------------------
                  NUMBER OF                       NUMBER OF                      NUMBER OF
    NAME          ACCOUNTS       TOTAL ASSETS     ACCOUNTS      TOTAL ASSETS     ACCOUNTS       TOTAL ASSETS
------------------------------------------------------------------------------------------------------------
Michael P.            X             $XX.X B            X           $XX.X M            X            < $X M
Byrum
------------------------------------------------------------------------------------------------------------
Michael J.            X             $XX.X B            X             N/A              X            <$X M
Dellapa
------------------------------------------------------------------------------------------------------------
James R.              X             $XX.X B            X             N/A              X            < $X M
King
------------------------------------------------------------------------------------------------------------

1     INFORMATION PROVIDED IS AS OF [DATE].

2     THE  PORTFOLIO   MANAGERS   MANAGE  ONE  ACCOUNT  THAT  IS  SUBJECT  TO  A
      PERFORMANCE-BASED ADVISORY FEE. THE ACCOUNT HAD $[XX.X] M IN ASSETS UNDER MANAGEMENT AS OF [DATE].

CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

PORTFOLIO MANAGER COMPENSATION. The Advisor compensates each portfolio manager for his management of the Funds. The portfolio managers' compensation consists of a fixed annual salary and a discretionary bonus. The amount of the discretionary bonus is determined by two components. The first component is a comparison of the portfolio manager's Fund performance relative to a mutual fund peer's performance and/or to the performance of applicable internal or external benchmarks as measured over a one-year period. Mutual fund peers are those funds with similar investment objectives to the Fund managed by the portfolio manager. Mutual fund peers do not exist for all Rydex Funds. Rydex Funds that do not have a mutual fund peer available for comparison purposes will instead be compared to applicable internal or external benchmarks. An external benchmark, such as the S&P 500(R) Index, will be used for each Rydex Fund that seeks to track the performance of a published index. An internal benchmark, such as the inverse of the S&P 500(R) Index, will be used when an external benchmark is not available. The performance of the portfolio managers in carrying out the Funds' investment strategies will be evaluated in relation to the investment returns of each Fund's Underlying Index. To the extent that a portfolio manager manages accounts other than the Funds, the performance of the portfolio manager in managing such accounts will similarly be evaluated by the Advisor in relation to the account's performance as compared to various internal and external performance benchmarks as determined appropriate by the Advisor. For the Funds, the portfolio managers' performance will be compared in part to the performance of the Funds' Underlying Indices, as that term is defined in the Funds' Prospectus. The second component used to determine the discretionary bonus is based on the Advisor's profit margin and assets under management.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. As of [January 1, 2007], none of the portfolio managers own shares of the Funds. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.

ADMINISTRATION, CUSTODY AND TRANSFER AGENCY AGREEMENTS

[               ] (the "Administrator")  serves as Administrator,  Custodian and
Transfer Agent for the Funds. Its principal  address is [               ]. Under
an Administration Agreement with the Trust, the Administrator provides necessary administrative and accounting services for the maintenance and operations of the Trust and the Funds. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services. Under a Custodian Agreement with the Trust, the Administrator maintains in separate accounts cash, securities and other assets of the Trust and the Funds, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. The Advisor compensates the Administrator directly for the foregoing services.

DISTRIBUTION

Pursuant to the Distribution Agreement adopted by the Trust, Rydex Distributors, Inc. (the "Distributor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of each Fund under the general supervision and control of the Board and the officers of the Trust. The Distributor is wholly-owned by the Viragh Family Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of each Fund. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by a Fund. Each Fund's current distribution and shareholder services plan, as well as a description of the services performed under the plan, is described below.

DISTRIBUTION PLAN. Each Fund has adopted a Distribution Plan applicable to the shares. Under the Distribution Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of a Fund's assets attributable to shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Funds), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

COSTS AND EXPENSES. Each Fund bears all expenses of its operation other than those assumed by the Advisor. Fund expenses include: interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

BUSINESS CONTINUITY AND DISASTER RECOVERY. The Advisor and the Distributor (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Funds or to the Funds' shareholders as a result of such an occurrence.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Shareholder Information."

DTC Acts as securities depository for each Fund's shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of any Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC

Participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares of a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

CREATION AND REDEMPTION OF CREATION UNITS

CREATION

The Trust issues and sells shares of a Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV next determined after receipt, on any Business Day (as defined below), for an order received in proper form.

A "Business Day" with respect to the Funds is any day on which the NYSE is open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day (Washington's Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

FUND DEPOSIT (Dynamic ETFs Only). The consideration for purchase of a Creation Unit of a Fund generally consists of an in-kind deposit of a designated portfolio of equity securities - the "Deposit Securities" -- per each Creation Unit constituting a substantial replication, or a representation, of the stocks included in the Fund's Underlying Index and an amount of cash -- the "Cash Component" -- computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the market value of the Deposit Securities. If the Cash Component is a positive number (I.E., the NAV per Creation Unit exceeds the market value of the Deposit Securities), the Cash Component shall be such positive amount. If the Cash Component is a negative number (I.E., the NAV per Creation Unit is less than the market value of the Deposit Securities), the Cash Component shall be such negative amount and the creator will be entitled to receive cash from a Fund in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities.

The Custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, immediately prior to the opening of business on the New York Stock Exchange (currently, 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Advisor with a view to the investment objective of a Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash, I.E., a "cash in lieu" amount, to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for transfer through the Clearing Process (discussed below), or which may not be eligible for trading by an authorized Participant (as defined below) or the investor for which it is acting. Brokerage commissions incurred in connection with acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of a Fund and will affect the value of the shares; but the Advisor, subject to the approval of the Board, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes, known to the Advisor on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Index being tracked by a Fund or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding share of a Fund.

CASH PURCHASE (INVERSE ETFS ONLY). Creation Units of the Inverse ETFs are sold only for cash ("Cash Purchase Amount"). Creation Units are sold at the net asset value next computed, plus a transaction fee, as described below.

PROCEDURES FOR CREATION OF CREATION UNITS. To be eligible to place orders with the Distributor to create a Creation Unit of a Fund, an entity must be (i) a "Participating Party", I.E., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see "BOOK ENTRY ONLY SYSTEM"), and, in each case, must have executed an agreement with the Trust, the Distributor and the Transfer Agent with respect to creations and redemptions of Creation Units ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement with the Funds. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Units must be placed for one or more Creation Unit size aggregations of shares (50,000 in the case of the Funds). All orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than: the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) ("Closing Time"), if transmitted by mail, or 3:00 p.m. Eastern Time, if transmitted by telephone, facsimile or other transmission method permitted under the Participant Agreement, on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of shares of a Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the "Transmittal Date". Orders must be transmitted by an Authorized Participant pursuant to procedures set forth in the Participant Agreement, as described below (see "Placement of Creation Orders Using Clearing Process" and "Placement of Creation Orders Outside Clearing Process"). Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

Orders to create Creation Units of a Fund shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, I.E., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to create Creation Units of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to 3:00 p.m. Eastern Time on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

PLACEMENT OF CREATION ORDERS USING CLEARING PROCESS (DYNAMIC ETFS ONLY). The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Transfer Agent to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time, if transmitted by mail, or 3:00 pm Eastern Time, if transmitted by other means, on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

PLACEMENT OF CREATION ORDERS OUTSIDE CLEARING PROCESS. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Trust, the Distributor and the Transfer Agent. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. All purchases of the Inverse ETFs and Dynamic Inverse ETFs will be settled outside the Clearing Process. A Fund Deposit transfer must be ordered by the DTC
Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than 11:00 a.m., Eastern Time, of the next Business Day immediately following the Transmittal Date (for the Dynamic ETFs). All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Component or the Cash Purchase Amount (for the Inverse ETFs and Dynamic Inverse ETFs) must be transferred directly to the Custodian through the Federal Reserve wire system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern Time, on the next Business

Day immediately following such Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time if transmitted by mail, or by 3:00 p.m. if transmitted by other means on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the requisite Deposit Securities by 11:00 a.m. and the Cash Component or Cash Purchase Amount by 2:00 p.m., on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day based on the then current NAV of a Fund. The delivery of Creation Units of Funds so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

For the Dynamic ETFs, Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 3:00 p.m. or 4:00 p.m., Eastern time, as applicable, on such date and federal funds in the appropriate amount are deposited with the Trust's Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 3:00 p.m. or 4:00 p.m., or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be rejected and the investor shall be liable to the Trust for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a mark to market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. The delivery of Creation Units of Funds so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

ACCEPTANCE OF ORDERS FOR CREATION UNITS. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Funds if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (c) the Deposit Securities delivered are not as disseminated through the facilities of the Exchange for that date by the Custodian, as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to a Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Advisor, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Advisor make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Advisor, the Distributor, DTC, NSCC or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall
either  of  them  incur  any   liability  for  the  failure  to  give  any  such
notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

CREATION TRANSACTION FEE. To compensate the Trust for transfer and other transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a fixed creation transaction fee of $XXX, assessed per transaction. An additional charge of up to four (4) times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations or partial cash creations (when cash creations are available) to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The Funds, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a creation of a Creation Unit may be charged a fee for such services.

REDEMPTION

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. The Trust will not redeem shares in amounts less than creation units. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to the Dynamic ETFs, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the New York Stock Exchange (currently 9:30 am, Eastern time) on each Business Day, the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to creations of Creation Units.

With respect to the Dynamic ETFs, the redemption proceeds for a Creation Unit generally consist of Fund Securities - as announced by the Custodian on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee described below in the section entitled "Redemption Transaction Fee." In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

The redemption proceeds for a Creation Unit of an Inverse ETF or a Dynamic Inverse ETF will consist solely of cash in an amount equal to the NAV of the shares being redeemed, as next determined after receipt of a request in proper form, less a redemption transaction fee described below in the section entitled "Redemption Transaction Fee."

PLACEMENT OF REDEMPTION ORDERS USING THE CLEARING PROCESS (DYNAMIC ETFS ONLY). Orders to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of a Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by a Fund after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received.

PLACEMENT OF REDEMPTION ORDERS OUTSIDE THE CLEARING PROCESS. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Transfer Agent on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, if transmitted by mail, or by 3:00 p.m. Eastern Time, if transmitted by other means, on such Transmittal Date; (ii) such order is accompanied or proceeded by the requisite number of shares of a Fund and the cash redemption amount specified in such order, which delivery must be made through DTC to the Custodian no later than 11:00 a.m. and 2:00 p.m., respectively, Eastern time, on the next Business Day following such Transmittal Date (the "DTC Cut-Off-Time"); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Transfer Agent.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under "DETERMINATION OF NET ASSET VALUE" computed on the Business Day on which a redemption order is deemed received by the Transfer Agent. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than the Closing Time if transmitted by mail, or by 3:00 p.m. if transmitted by other means on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Transfer Agent by a DTC Participant not later than the Closing Time on the Transmittal Date but either (1) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time as described above on the next Business Day following the Transmittal Date or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Transfer Agent, I.E., the Business Day on which the shares of a Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

For the Dynamic ETFs, if it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Funds may, in their sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of a Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). Each Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Funds could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

For the Inverse ETFs and the Dynamic Inverse ETFs, all redemptions will be in cash.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of a Fund or determination of the shares' NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

REDEMPTION TRANSACTION FEE. To compensate the Trust for transfer and other transaction costs involved in redemption transactions through the Clearing Process, investors will be required to pay a fixed redemption transaction fee of $XXX, assessed per transaction. An additional charge of up to four (4) times the fixed transaction fee may be imposed for (i) redemptions effected outside the Clearing Process; and (ii) cash redemptions or partial cash redemptions (when cash redemptions are available).

The Funds, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Calculating NAV."

The NAV per share of a Fund is computed by dividing the value of the net assets of the Fund (I.E., the value of its total assets less total liabilities) by the total number of shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of per share for a Fund is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing a Fund's NAV, the Fund's securities holdings are valued based on their last quoted current price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an OTC market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Advisor in accordance with procedures adopted by the Board.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Shareholder Information."

GENERAL POLICIES. Dividends from net investment income, if any, are declared and paid at least annually by the Funds. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Funds. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a Regulated Investment Company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

DIVIDEND REINVESTMENT SERVICE. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.

FEDERAL INCOME TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

REGULATED INVESTMENT COMPANY (RIC) STATUS

The Funds will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year each Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund's net investment income for such year (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that a Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, foreign currencies and net income from an interest in a qualified publicly traded partnership (the "90% Test"). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year:
(a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the "Asset Test").

In the event of a failure by a Fund to qualify as a RIC, the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders and as qualified dividend income for individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had a Fund qualified as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's NAV.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. The Funds intend to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax, but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. A Fund's shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Shareholders who have not held Fund shares for a full year should be aware that the Funds may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Funds.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales and redemptions of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

All or a portion of any loss realized upon the sale or redemption of Fund shares will be disallowed to the extent that others shares in a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

OPTIONS AND OTHER COMPLEX SECURITIES

The Funds may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by a Fund. The Funds may be subject to foreign withholding taxes on income they may earn from investing in foreign securities, which may reduce the return on such investments.

A Fund's transactions in options, under some circumstances, could preclude the Fund's qualifying for the special tax treatment available to investment companies meeting the requirements to be treated as a RIC under Subchapter M of the Code. However, it is the intention of each Fund's portfolio management to limit gains from such investments to less than 10% of the gross income of the Fund during any fiscal year in order to maintain this qualification.

BACK-UP WITHHOLDING

In certain cases a Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

OTHER ISSUES

The Funds may be subject to tax or taxes in certain states where the Funds do business. Furthermore, in those states which have income tax laws, the tax treatment of the Funds and of Fund shareholders with respect to distributions by the Funds may differ from federal tax treatment.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

The Trust currently is comprised of [ninety-two] Funds. The Board may designate additional Funds. Each share issued by a Fund has a pro rata interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Funds, and in the net distributable assets of the Funds on liquidation.

PORTFOLIO HOLDINGS

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Funds' Advisor, principal underwriter, or any affiliated person of the Funds, the Advisor, or the principal underwriter.

Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of a Fund in the secondary market. This information typically reflects a Fund's anticipated holdings on the following business day. Daily access to information concerning a Fund's portfolio holdings also is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) to other personnel of the Advisor and other service providers, such as the Fund's administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of the Funds' current registration statement. As of [January 1], 2007, the Funds had not yet commenced operations and therefore, did not disclose portfolio holdings information to any individual or entity. Once the Funds commence operations they expect to disclose portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes: [__________________________, and financial printers].

From time to time, information concerning Fund portfolio holdings, other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may also be provided to other entities that provide additional services to the Funds, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Funds in the ordinary course of business after it has been disseminated to the NSCC.

The Funds' Chief Compliance  Officer,  or a Compliance Manager designated by the
Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where a Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about a Fund's portfolio holdings.

The Board exercises continuing oversight of the disclosure of each Fund's portfolio holdings by (1) overseeing the implementation and enforcement of Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds' Chief Compliance Officer and the Fund, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (E.G., stocks and bonds) held by a Fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by a Fund, which are not disclosed.

In addition to the permitted disclosures described above, each Fund must disclose its complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.

VOTING RIGHTS

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. You receive one vote for every full Fund share owned. Each Fund or class of a Fund, if applicable, will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

SHAREHOLDER INQUIRIES

Shareholders may visit the Trust's web site at  www.rydexinvestments.com or call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

INDEX PUBLISHERS

[STANDARD & POOR'S ("S&P")

The Rydex Dynamic S&P 500 ETF, Rydex Inverse S&P 500 ETF, Rydex Dynamic Inverse S&P 500 ETF, Rydex Dynamic S&P 500 Growth ETF, Rydex Inverse S&P 500 Growth ETF, Rydex Dynamic Inverse S&P 500 Growth ETF, Rydex Dynamic S&P 500 Value ETF, Rydex Inverse S&P 500 Value ETF, Rydex Dynamic Inverse S&P 500 Value ETF, Rydex Dynamic S&P MidCap 400 ETF, Rydex Inverse S&P MidCap 400 ETF, Rydex Dynamic
Inverse S&P MidCap 400 ETF, Rydex Dynamic S&P MidCap 400 Growth ETF, Rydex Inverse S&P MidCap 400 Growth ETF, Rydex Dynamic Inverse S&P MidCap 400 Growth ETF, Rydex Dynamic S&P MidCap 400 Value ETF, Rydex Inverse S&P MidCap 400 Value ETF, Rydex Dynamic Inverse S&P MidCap 400 Value ETF, Rydex Dynamic S&P SmallCap 600 ETF, Rydex Inverse S&P SmallCap 600 ETF, Rydex Dynamic Inverse S&P SmallCap 600 ETF, Rydex Dynamic S&P SmallCap 600 Growth ETF, Rydex Inverse S&P SmallCap 600 Growth ETF, Rydex Dynamic Inverse S&P SmallCap 600 Growth ETF, Rydex Inverse S&P SmallCap 600 Value ETF, Rydex Inverse S&P SmallCap 600 Value ETF, and Rydex Dynamic Inverse S&P SmallCap 600 Value ETF are not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation, condition, warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of [ANY Index to track general stock market performance.] Standard & Poor's only relationship to Rydex INVESTMENTS is the licensing of certain trademarks and trade names of Standard & Poor's and of the Indices which are determined, composed and calculated by Standard & Poor's without regard to Rydex INVESTMENTS or the Funds. Standard & Poor's has no obligation to take the needs of Rydex INVESTMENTS or the owners of the Funds into consideration in determining, composing or calculating the Indices. Standard & Poor's is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the NAV of the Funds. Standard & Poor's has no obligation or liability in connection with the administration, marketing or trading of the Funds.

STANDARD & POOR'S DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY INDEX OR ANY DATA INCLUDED THEREIN AND STANDARD & POOR'S SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. STANDARD & POOR'S MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RYDEX INVESTMENTS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF ANY INDEX OR ANY DATA INCLUDED THEREIN. STANDARD & POOR'S MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ANY INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL STANDARD & POOR'S HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS RESULTING FROM THE USE OF

ANY INDEX OR ANY DATA INCLUDED THEREIN), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. [TO BE UPDATED BASED ON LICENSING AGREEMENT]

[NASDAQ [INSERT FULL NAME] ("NASDAQ") ]

[TO BE PROVIDED BASED ON LICENSING AGREEMENT]

[FRANK RUSSELL COMPANY ("RUSSELL")

The Rydex Dynamic Russell 1000(R) ETF, Rydex Inverse Russell 1000(R) ETF, Rydex Dynamic Inverse Russell 1000(R) ETF, Rydex Dynamic Russell 1000(R) Growth ETF, Rydex Inverse Russell 1000(R) Growth ETF, Rydex Dynamic Inverse Russell 1000(R) Growth ETF, Rydex Dynamic Russell 1000(R) Value ETF, Rydex Inverse Russell 1000(R) Value ETF, Rydex Dynamic Inverse Russell 1000(R) Value ETF, Rydex Dynamic Russell MidCap(R) ETF, Rydex Inverse Russell MidCap(R) ETF, Rydex Dynamic Inverse Russell MidCap(R) ETF, Rydex Dynamic Russell MidCap(R) Growth ETF, Rydex Inverse Russell MidCap(R) Growth ETF, Rydex Dynamic Inverse Russell MidCap(R) Growth ETF, Rydex Dynamic Russell MidCap(R) Value ETF, Rydex Inverse Russell MidCap(R) Value ETF, Rydex Dynamic Inverse Russell MidCap(R) Value ETF, Rydex Dynamic Russell 2000(R) ETF, Rydex Inverse Russell 2000(R) ETF, Rydex Dynamic Inverse Russell 2000(R) ETF, Rydex Dynamic Russell 2000(R) Growth ETF, Rydex Inverse Russell 2000(R) Growth ETF, Rydex Dynamic Inverse Russell 2000(R) Growth ETF, Rydex Dynamic Russell 2000(R) Value ETF, Rydex Inverse Russell 2000(R) Value ETF, Rydex Dynamic Inverse Russell 2000(R) Value ETF, Rydex Dynamic Russell 3000(R) ETF, Rydex Inverse Russell 3000(R) ETF, Rydex Dynamic
Inverse Russell 3000(R) ETF, Rydex Dynamic Russell 3000(R) Growth ETF, Rydex Inverse Russell 3000(R) Growth ETF, Rydex Dynamic Inverse Russell 3000(R) Growth ETF, Rydex Dynamic Russell 3000(R) Value ETF, Rydex Inverse Russell 3000(R) Value ETF, and Rydex Dynamic Inverse Russell 3000(R) Value ETF are not
sponsored, endorsed, sold or promoted by Russell. Russell makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the applicable Russell Index to track general stock market performance or a segment of the same. Russell's publication of the Russell Indices in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the applicable Russell Index is based. Russell's only relationship to the Trust is the licensing of certain trademarks and trade names of Russell and of the Russell Indices which is determined, composed and calculated by Russell without regard to the Trust or the Funds. Russell is not responsible for and has not reviewed the Funds nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indices. Russell has no obligation or liability in connection with the administration, marketing or trading of the Funds.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, INVESTORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.]

[TO BE UPDATED BASED ON LICENSING AGREEMENT]

COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

______________________ is the independent registered public accounting firm to the Trust and the Funds.

CUSTODIAN

_____________________ (the "Custodian"), ___________________________,  serves as custodian for the Fund under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records.

                                   APPENDIX A

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES


I.       INTRODUCTION

         PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

         o Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

         o Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

         o Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.


II.      PROXY VOTING POLICIES AND PROCEDURES

         A.  Proxy Voting Policies

             Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

             The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III, below.

         B.  Proxy Voting Procedures

             Rydex Investments utilizes the services of an outside proxy voting firm, Institutional Shareholder Services ("ISS"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, ISS will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as SCHEDULE A hereto, as such Guidelines may be revised from time to time by Rydex Investments' portfolio management group (the "Committee"). Under its arrangement with ISS, Rydex Investments has agreed to:

         o Provide ISS with a copy of the Guidelines and to inform ISS promptly of any changes to the Guidelines;

         o Deliver to ISS, on a timely basis, all documents, information and materials necessary to enable ISS to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to ISS a power of attorney with respect to the services to be provided hereunder and providing ISS on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by ISS of its duties);

         o Provide ISS with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as CUSIP and/or SEDOL numbers) on a regular basis; and

         o Coordinate with ISS with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.


III.     RESOLVING POTENTIAL CONFLICTS OF INTEREST

         The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

         o   Managing  a  pension  plan  for  a  company  whose   management  is
             soliciting proxies;

         o Having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

         o   Rydex Investments, its employees or affiliates having a business or
             personal   relationship  with  participants  in  a  proxy  contest,
             corporate directors or candidates for directorships.

         To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct ISS to vote in accordance with the established Guidelines. In the absence of established Guidelines (I.E., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

         o REFER PROPOSAL TO THE CLIENT - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

         o OBTAIN CLIENT RATIFICATION - If Rydex Investments is in a position to disclose the conflict to the client (I.E., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

         o USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or a similar entity (or to have the third party vote such proxies).

         o USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as ISS) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV.      SECURITIES SUBJECT TO LENDING ARRANGEMENTS

         For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client's custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V.       SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

         Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI.      SHARES OF REGISTERED INVESTMENT COMPANIES (FUND OF FUNDS)

         Certain funds are structured as fund of funds and invest their assets primarily in other underlying funds (the "Funds of Funds"). The Funds of Funds will vote their shares in the underlying fund in the same proportion as the vote of all other shareholders in that underlying fund (also called "mirror" or "echo" voting).

VII.     ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

         Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or ISS as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

         (i)    The name of the issuer of the portfolio security;

         (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

         (iii)  The  Council  on  Uniform  Security  Identification   Procedures
                ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

         (iv)   The shareholder meeting date;

         (v)    A brief identification of the matter voted on;

         (vi) Whether the matter was proposed by the issuer or by a security holder;

         (vii) Whether Rydex Investments (or ISS as its agent) cast the client's vote on the matter;

         (viii) How Rydex Investments (or ISS as its agent) cast the client's vote (I.E., for or against proposal, or abstain; for or withhold regarding election of directors); and

         (ix) Whether Rydex Investments (or ISS as its agent) cast the client's vote for or against management.


VIII.    DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

         Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted.

Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

         Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

         If approved by the client, this policy and any requested records may be provided electronically.


IX.      RECORDKEEPING

         Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

         (i)    A copy of this Policy;

         (ii)   Proxy Statements received regarding client securities;

         (iii)  Records of votes cast on behalf of clients;

         (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

         (v)    Records of client requests for proxy voting information.

         With respect to Rydex Investments' Fund clients, each Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments' records.

         Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as ISS, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES


         Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (I.E., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.


BOARD OF DIRECTORS

A.  Director Nominees in Uncontested Elections                    Vote With Mgt.
B.  Chairman and CEO is the Same Person                           Vote With Mgt.
C.  Majority of Independent Directors                             Vote With Mgt.
D.  Stock Ownership Requirements                                  Vote With Mgt.
E.  Limit Tenure of Outside Directors                             Vote With Mgt.
F.  Director and Officer Indemnification and Liability Protection Vote With Mgt.
G.  Eliminate or Restrict Charitable Contributions                Vote With Mgt.

PROXY CONTESTS

A.  Voting for Director Nominees in Contested Election            Vote With Mgt.
B.  Reimburse Proxy Solicitation                                  Vote With Mgt.

AUDITORS

A.  Ratifying Auditors                                            Vote With Mgt.

PROXY CONTEST DEFENSES

A.  Board Structure - Classified Board                            Vote With Mgt.
B.  Cumulative Voting                                             Vote With Mgt.
C.  Shareholder Ability to Call Special Meetings                  Vote With Mgt.

TENDER OFFER DEFENSES

A.  Submit Poison Pill for shareholder ratification               Case-by-Case
B.  Fair Price Provisions                                         Vote With Mgt.
C.  Supermajority Shareholder Vote Requirement                    Vote With Mgt.
    To Amend the Charter or Bylaws
D.  Supermajority Shareholder Vote Requirement                    Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS

A.  Confidential Voting                                           Vote With Mgt.
B.  Equal Access                                                  Vote With Mgt.
C.  Bundled Proposals                                             Vote With Mgt.

CAPITAL STRUCTURE

A.  Common Stock Authorization                                    Vote With Mgt.
B.  Stock Splits                                                  Vote With Mgt.
C.  Reverse Stock Splits                                          Vote With Mgt.
D.  Preemptive Rights                                             Vote With Mgt.
E.  Share Repurchase Programs                                     Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION

A.  Shareholder Proposals to Limit Executive and                  Case-by-Case
    Directors Pay
B.  Shareholder Ratification of Golden and Tin Parachutes         Vote With Mgt.
C.  Employee Stock Ownership Plans                                Vote With Mgt.
D.  401(k) Employee Benefit Plans                                 Vote With Mgt.

STATE OF INCORPORATION

A.  Voting on State Takeover Plans                                Vote With Mgt.
B.  Voting on Reincorporation Proposals                           Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A.  Mergers and Acquisitions                                      Case-by-Case
B.  Corporate Restructuring                                       Vote With Mgt.
C.  Spin-Offs                                                     Vote With Mgt.
D.  Liquidations                                                  Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A.  Issues with Social/Moral Implications                         Vote With Mgt.

                            PART C: OTHER INFORMATION

ITEM 23.    EXHIBITS

(a)(1) Certificate of Trust dated November 22, 2002 of Rydex ETF Trust (the "Registrant" or the "Trust") is incorporated herein by reference to Exhibit (a)(2) of the Registrant's Initial Registration Statement on Form N-1A (File No. 333-101625), as filed with the U.S. Securities and Exchange Commission (the "SEC") on December 3, 2002.

(a)(2) Registrant's Agreement and Declaration of Trust dated November 22, 2002 is incorporated herein by reference to Exhibit (a)(1) of the Registrant's Initial Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on December 3, 2002.

(a)(3) Amendment dated November 21, 2005 to the Registrant's Agreement and Declaration of Trust dated November 22, 2002 is incorporated herein by reference to exhibit (a)(3) of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on February 28, 2006.

(b) Registrant's Amended and Restated By-Laws are incorporated herein by reference to exhibit (b) of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on February 28, 2006.

(c)         Not applicable.

(d)(1) Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors II, Inc. is incorporated herein by reference to exhibit (d)(2) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on February 25, 2005.

(d)(2) Amendment dated February 17, 2006 to the Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors II, Inc. is incorporated herein by reference to exhibit (d)(3) of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on February 28, 2006.

(d)(3) Amendment to the Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors II, Inc., with respect to the S&P Equal Weight ETFs, to be filed by amendment.

(d)(4) Form of Amendment to the Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors II, Inc., with respect to the Inverse and Leveraged ETFs, is filed herewith.

(d)(5) Form of Expense Limitation Agreement between the Registrant and PADCO Advisors II, Inc., with respect to the Inverse and Leveraged ETFS, is filed herewith.

(e)(1) Amended and Restated Distribution Agreement dated December 16, 2003 as amended and restated as of August 29, 2005 between the Registrant and Rydex Distributors, Inc., is incorporated herein by reference to exhibit (e)(1) of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on February 28, 2006.

(e)(2) Amendment dated February 17, 2006 to the Amended and Restated Distribution Agreement dated December 16, 2003 as amended and restated as of August 29, 2005 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to exhibit
            (e)(2) of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on February 28, 2006.

(e)(3) Revised Exhibit A to the Amended and Restated Distribution Agreement dated December 16, 2003 as amended and restated as of August 29, 2005 between the Registrant and Rydex Distributors, Inc., with respect to the S&P Equal Weight ETFs, to be filed by amendment.

(e)(4) Revised Exhibit A to the Amended and Restated Distribution Agreement dated December 16, 2003 as amended and restated as of August 29, 2005 between the Registrant and Rydex Distributors, Inc., with respect to the Inverse and Leveraged ETFs, to be filed by amendment.

(e)(5) Form of Participant Agreement dated May 2, 2005 between Rydex Distributors, Inc., State Street Bank and Trust Company, and Goldman Sachs Execution & Clearing, L.P. is incorporated herein by reference to exhibit (e)(3) of Post-Effective Amendment No. 6 to the
            Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on February 28, 2006.

(e)(6) Form of Participant Agreement dated May 2, 2005 between Rydex Distributors, Inc., State Street Bank and Trust Company, and Goldman Sachs & Co. is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on February 28, 2006.

(e)(7) Participation Agreement dated July 17, 2006 between the Registrant and WT Mutual Fund is filed herewith.

(f)         Not applicable.

(g)(1) Custodian Agreement dated May 3, 2005 between the Registrant and State Street Bank and Trust Company to be filed by amendment.

(g)(2) First Amendment dated May 3, 2005 to the Custodian Agreement dated May 3, 2005 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (g)(2) of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on February 28, 2006.

(g)(3) Amendment and Revised Appendix A dated March 1, 2006 to the Custodian Agreement dated May 3, 2005 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (g)(3) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on August 18, 2006.

(g)(4) Amendment and Revised Appendix A to the Custodian Agreement dated May 3, 2005 between the Registrant and State Street Bank and Trust Company, with respect to the S&P Equal Weight ETFs, to be filed by amendment.

(g)(5) Amendment and Revised Appendix A to the Custodian Agreement dated May 3, 2005 between the Registrant and State Street Bank and Trust Company, with respect to the Inverse and Leveraged ETFs, to be filed by amendment.

(g)(6) Custody Agreement dated February 15, 2006 between U.S. Bank National Association, Rydex Fund Services and the Registrant, Rydex Series Funds, Rydex Dynamic Funds and Rydex Variable Trust is filed herewith.

(h)(1) Sublicense Agreement dated April 11, 2003, between the Registrant and PADCO Advisors, Inc., is incorporated herein by reference to exhibit (h)(3) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on April 17, 2003.

(h)(2) Administration Agreement dated April 29, 2005 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(2) of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on February 28, 2006.

(h)(3) Amendment and Revised Exhibit A dated March 1, 2006 to the Administration Agreement dated April 29, 2005 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(3) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on August 18, 2006.

(h)(4) Amendment and Revised Exhibit A to the Administration Agreement dated April 29, 2005 between the Registrant and State Street Bank and Trust Company, with respect to the S&P Equal Weight ETFs, to be filed by amendment.

(h)(5) Amendment and Revised Exhibit A to the Administration Agreement dated April 29, 2005 between the Registrant and State Street Bank and Trust Company, with respect to the Inverse and Leveraged ETFs, to be filed by amendment.

(h)(6) Transfer Agency and Service Agreement dated May 3, 2005 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(5) of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on February 28, 2006.

(h)(7)      Amendment and Revised Schedule A dated March 1, 2006 to the Transfer
            Agency  and  Service   Agreement  dated  May  3,  2005  between  the
            Registrant and

            State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(5) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on August 18, 2006.

(h)(8) Amendment and Revised Schedule A to the Transfer Agency and Service Agreement dated May 2, 2005 between the Registrant and State Street Bank and Trust Company, with respect to the S&P Equal Weight ETFs, to be filed by amendment.

(h)(9) Amendment and Revised Schedule A to the Transfer Agency and Service Agreement dated May 2, 2005 between the Registrant and State Street Bank and Trust Company, with respect to the Inverse and Leveraged ETFS, to be filed by amendment.

(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.

(j)         Not applicable.

(k)         Not applicable.

(l)(1) Subscription Agreement dated April 11, 2003 between the Registrant and PADCO Advisors II, Inc., is incorporated herein by reference to exhibit (l)(1) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on April 17, 2003.

(l)(2) Form of Letter of Representations between the Registrant and Depository Trust Company is incorporated herein by reference to exhibit (l)(2) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on April 17, 2003.

(m)(1) Distribution Plan dated April 11, 2003 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to exhibit (m) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on April 17, 2003.

(m)(2) Amendment dated February 17, 2006 the Distribution Plan dated April 11, 2003 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to exhibit (m)(3) of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on February 28, 2006.

(m)(3) Revised Exhibit A to the Distribution Plan dated April 11, 2003 between the Registrant and Rydex Distributors, Inc., with respect to the S&P Equal Weight ETFs, to be filed by amendment.

(m)(4) Revised Exhibit A to the Distribution Plan dated April 11, 2003 between the Registrant and Rydex Distributors, Inc., with respect to the Inverse and Leveraged ETFs, to be filed by amendment.

(n)         Not applicable.

(o)         Not applicable.

(p) Combined Code of Ethics for the Registrant, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Rydex Capital Partners SPhinX Fund, PADCO Advisors, Inc. d/b/a Rydex Investments, PADCO Advisors II, Inc. d/b/a Rydex Investments, Rydex Capital Partners I, LLC, Rydex Capital Partners II, LLC, Rydex Distributors, Inc. and Rydex Fund Services, Inc. is incorporated herein by reference to exhibit (p) of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on February 28, 2006.

(q) Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust and Rydex Capital Partners SPhinX Fund Powers of Attorney for Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers are incorporated herein by reference to exhibit (q) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement, as filed with the SEC on December 15, 2005.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

Not Applicable.

ITEM 25. INDEMNIFICATION

The Registrant is organized as a Delaware statutory trust and is operated pursuant to an Agreement and Declaration of Trust, dated as of November 22, 2002, as amended (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

      (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

      (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

      (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

PADCO Advisors II, Inc., d/b/a Rydex Investments, (the "Advisor") is the investment adviser for the Trust. The principal address of the Advisor is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Advisor is an investment adviser registered under the Investment Advisers Act of 1940.

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Advisor is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

-----------------------------------------------------------------------------------------------
        NAME              POSITION WITH ADVISOR                     OTHER BUSINESS
-----------------------------------------------------------------------------------------------
Carl G. Verboncoeur      Chief Executive Officer          Director of ICI Mutual Insurance
                         (CEO) and Treasurer              Company
-----------------------------------------------------------------------------------------------
                                                          President, CEO and Treasurer of
                                                          Rydex Fund Services, Inc.
-----------------------------------------------------------------------------------------------
                                                          CEO and Treasurer of PADCO
                                                          Advisors, Inc.
-----------------------------------------------------------------------------------------------
                                                          Executive Vice President and
                                                          Treasurer of Rydex Capital
                                                          Partners I, LLC
-----------------------------------------------------------------------------------------------
                                                          Executive Vice President and
                                                          Treasurer of Rydex Capital
                                                          Partners II, LLC
-----------------------------------------------------------------------------------------------
                                                          President and Trustee of Rydex
                                                          Series Funds
-----------------------------------------------------------------------------------------------
                                                          President and Trustee of Rydex
                                                          Dynamic Funds
-----------------------------------------------------------------------------------------------
                                                          President and Trustee of Rydex
                                                          Variable Trust
-----------------------------------------------------------------------------------------------
                                                          President and Trustee of Rydex ETF
                                                          Trust
-----------------------------------------------------------------------------------------------
                                                          Vice President and Trustee of
                                                          Rydex Capital Partners SPhinX Fund
-----------------------------------------------------------------------------------------------
                                                          President, CEO and Treasurer of
                                                          Rydex Distributors, Inc.
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
        NAME              POSITION WITH ADVISOR                     OTHER BUSINESS
-----------------------------------------------------------------------------------------------
Michael P. Byrum         President and Secretary          Executive Vice President and
                                                          Secretary of Rydex Fund Services,
                                                          Inc.
-----------------------------------------------------------------------------------------------
                                                          President and Secretary of PADCO
                                                          Advisors, Inc.
-----------------------------------------------------------------------------------------------
                                                          President and Secretary of PADCO
                                                          Advisors II, Inc.
-----------------------------------------------------------------------------------------------
                                                          President and Secretary of Rydex
                                                          Capital Partners I, LLC
-----------------------------------------------------------------------------------------------
                                                          President and Secretary of Rydex
                                                          Capital Partners II, LLC
-----------------------------------------------------------------------------------------------
                                                          Trustee and Vice President of
                                                          Rydex Series Funds
-----------------------------------------------------------------------------------------------
                                                          Trustee and Vice President of
                                                          Rydex Dynamic Funds
-----------------------------------------------------------------------------------------------
                                                          Trustee and Vice President of
                                                          Rydex Variable Trust
-----------------------------------------------------------------------------------------------
                                                          Trustee and Vice President of
                                                          Rydex ETF Trust
-----------------------------------------------------------------------------------------------
                                                          Trustee and President of Rydex
                                                          Capital Partners SPhinX Fund
-----------------------------------------------------------------------------------------------
Joanna M. Haigney        Vice President of Compliance     Vice President of Compliance of
                                                          PADCO Advisors, Inc.
-----------------------------------------------------------------------------------------------
                                                          Chief Compliance Officer and
                                                          Secretary of Rydex Series Funds
-----------------------------------------------------------------------------------------------
                                                          Chief Compliance Officer and
                                                          Secretary of Rydex Dynamic Funds
-----------------------------------------------------------------------------------------------
                                                          Chief Compliance Officer and
                                                          Secretary of Rydex ETF Trust
-----------------------------------------------------------------------------------------------
                                                          Chief Compliance Officer and
                                                          Secretary of Rydex Variable Trust
-----------------------------------------------------------------------------------------------
                                                          Chief Compliance Officer and
                                                          Secretary of Rydex Capital
                                                          Partners
                                                          SPhinX Fund
-----------------------------------------------------------------------------------------------
                                                          Vice President of Rydex Fund
                                                          Services, Inc.
-----------------------------------------------------------------------------------------------
Jean M. Dahl             Director                         Director and Employee of Dynamic
                                                          Holdings, Inc.
-----------------------------------------------------------------------------------------------
                                                          Director of PADCO Advisors, Inc.
-----------------------------------------------------------------------------------------------
                                                          Director of PADCO Advisors II, Inc.
-----------------------------------------------------------------------------------------------
                                                          Director of Rydex Distributors,
                                                          Inc.
-----------------------------------------------------------------------------------------------
                                                          Director of Rydex Fund Services,
                                                          Inc.
-----------------------------------------------------------------------------------------------
                                                          Director of Viragh Family
                                                          Foundation, Inc.
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
        NAME              POSITION WITH ADVISOR                     OTHER BUSINESS
-----------------------------------------------------------------------------------------------
Katherine A. Viragh      Director                         Trustee of 1997/2002 Irrevocable
                                                          Trust for Family of Skip Viragh
-----------------------------------------------------------------------------------------------
                                                          Trustee of 2000/2002 Irrevocable
                                                          Trust for Family of Skip Viragh
-----------------------------------------------------------------------------------------------
                                                          Trustee of 2002 Irrevocable Trust
                                                          for Becky Alexander
-----------------------------------------------------------------------------------------------
                                                          Trustee of 2003 Dynamic
                                                          Irrevocable Trust
-----------------------------------------------------------------------------------------------
                                                          Trustee of 2003 Irrevocable Trust
                                                          for Family of Skip Viragh
-----------------------------------------------------------------------------------------------
                                                          Manager of Blonde Shelters, LLC
-----------------------------------------------------------------------------------------------
                                                          Director and Employee of Dynamic
                                                          Holdings, Inc.
-----------------------------------------------------------------------------------------------
                                                          Director of PADCO Advisors, Inc.
-----------------------------------------------------------------------------------------------
                                                          Director of PADCO Advisors II, Inc.
-----------------------------------------------------------------------------------------------
                                                          Limited Partner of PADCO Partners,
                                                          LLP
-----------------------------------------------------------------------------------------------
                                                          Director of Rydex Distributors,
                                                          Inc.
-----------------------------------------------------------------------------------------------
                                                          Director of Rydex Fund Services,
                                                          Inc.
-----------------------------------------------------------------------------------------------
                                                          Trustee of Spring Hill College
-----------------------------------------------------------------------------------------------
                                                          Director and Treasurer of Viragh
                                                          Family Foundation, Inc.
-----------------------------------------------------------------------------------------------
Mark S. Virgah           Director                         Director and Employee of Dynamic
                                                          Holdings, Inc.
-----------------------------------------------------------------------------------------------
                                                          Director of PADCO Advisors, Inc.
-----------------------------------------------------------------------------------------------
                                                          Director of PADCO Advisors II, Inc.
-----------------------------------------------------------------------------------------------
                                                          Director of Rydex Distributors,
                                                          Inc.
-----------------------------------------------------------------------------------------------
                                                          Director of Rydex Fund Services,
                                                          Inc.
-----------------------------------------------------------------------------------------------
                                                          President and Director of Virgah
                                                          Family Foundation, Inc.
-----------------------------------------------------------------------------------------------
                                                          Trustee of 1997/2002 Irrevocable
                                                          Trust for Family of Skip Viragh
-----------------------------------------------------------------------------------------------
                                                          Trustee of 2000/2002 Irrevocable
                                                          Trust for Family of Skip Virgah
-----------------------------------------------------------------------------------------------
                                                          Trustee of 2002 Irrevocable Trust
                                                          for Becky Alexander
-----------------------------------------------------------------------------------------------
                                                          Trustee of 2003 Dynamic Irrevocable
                                                          Trust
-----------------------------------------------------------------------------------------------
                                                          Trustee of 2003 Irrevocable Trust
                                                          for Family of Skip Virgah
-----------------------------------------------------------------------------------------------
Robert J. Viragh         Director                         Employee of Dynamic Holdings Inc.
-----------------------------------------------------------------------------------------------
                                                          Director of PADCO Advisors, Inc.
-----------------------------------------------------------------------------------------------
                                                          Director of PADCO Advisors II, Inc.
-----------------------------------------------------------------------------------------------
                                                          Director of Rydex Distributors, Inc.
-----------------------------------------------------------------------------------------------
                                                          Director of Rydex Fund Services,
                                                          Inc.
-----------------------------------------------------------------------------------------------
                                                          Director of Viragh Family
                                                          Foundation, Inc.
-----------------------------------------------------------------------------------------------

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust's Statement of Additional Information.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Rydex Distributors, Inc. (formerly, PADCO Financial Services, Inc.) serves as the principal underwriter for the Registrant, Rydex Series Funds, Rydex Dynamic Funds and Rydex Variable Trust.

(b) The following information is furnished with respect to the directors and officers of Rydex Distributors, Inc.

-----------------------------------------------------------------------------------------------------
             NAME AND                            POSITIONS AND                     POSITIONS AND
    PRINCIPAL BUSINESS ADDRESS             OFFICES WITH UNDERWRITER           OFFICES WITH REGISTRANT
-----------------------------------------------------------------------------------------------------
Carl G. Verboncoeur                     CEO, President and Treasurer            President and Trustee
-----------------------------------------------------------------------------------------------------
Kevin Farragher                     Senior Vice President and Secretary                 None
-----------------------------------------------------------------------------------------------------
Peter Brophy                                 Vice President and                         None
                                          Chief Financial Officer
-----------------------------------------------------------------------------------------------------
Jason Saul Rosenberg                      Chief Compliance Officer                      None
-----------------------------------------------------------------------------------------------------
Joseph Yoon                                 Assistant Secretary                         None
-----------------------------------------------------------------------------------------------------
Jean M. Dahl                                      Director                              None
-----------------------------------------------------------------------------------------------------
Katherine A. Viragh                               Director                              None
-----------------------------------------------------------------------------------------------------
Mark Stephen Viragh                                Director                             None
-----------------------------------------------------------------------------------------------------
Robert J. Viragh                                  Director                              None
-----------------------------------------------------------------------------------------------------

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts,  books,  and records  required to be  maintained  and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

ITEM 29. MANAGEMENT SERVICES

Not Applicable.

ITEM 30. UNDERTAKINGS

Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Trust has duly caused this Post-Effective Amendment No. 8 to Registration Statement 333-101625 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on the 8th day of November 2006.

                                                  RYDEX ETF TRUST

                                                  /s/ CARL G. VERBONCOEUR
                                                  ------------------------------
                                                  Carl G. Verboncoeur
                                                  President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 8 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                           TITLE                                            DATE
---------                           -----                                            ----


/s/ CARL G. VERBONCOEUR             President and Chief Executive Officer        November 8, 2006
---------------------------
Carl G. Verboncoeur


         *                          Member of the Board of Trustees              November 8, 2006
---------------------------
J.Kenneth Dalton


         *                          Member of the Board of Trustees              November 8, 2006
---------------------------
John O.  Demaret


         *                          Member of the Board of Trustees              November 8, 2006
---------------------------
Patrick T. McCarville


         *                          Member of the Board of Trustees              November 8, 2006
---------------------------
Roger Somers


         *                          Member of the Board of Trustees              November 8, 2006
---------------------------
Corey A. Colehour


/s/ MICHAEL P. BYRUM                Member of the Board of Trustees              November 8, 2006
---------------------------
Michael P. Byrum



         *                          Member of the Board of Trustees              November 8, 2006
---------------------------
Werner E. Keller


         *                          Member of the Board of Trustees              November 8, 2006
---------------------------
Thomas F. Lydon


/s/ NICK BONOS                      Vice President and Treasurer                 November 8, 2006
---------------------------
Nick Bonos


* /s/ CARL G. VERBONCOEUR
-------------------------
Carl G. Verboncoeur, Attorney-in-Fact

*     Pursuant to powers of attorney incorporated herein by reference to exhibit
      (q) of Post-Effective Amendment No. 5 to Registrant's Registration Statement, as filed with the SEC on December 15, 2005.

                                  EXHIBIT INDEX

EXHIBIT NUMBER    EXHIBIT:
--------------    --------

EX-99.D4 Form of Amendment to the Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors II, Inc., with respect to the Inverse and Leveraged ETFs

EX-99.D5 Form of Expense Limitation Agreement between the Registrant and PADCO Advisors II, Inc., with respect to the Inverse and Leveraged ETFS

EX-99.E7 Participation Agreement dated July 17, 2006 between the Registrant and WT Mutual Fund

EX-99.G6 Custody Agreement dated February 15, 2006 between U.S. Bank National Association, Rydex Fund Services and the Registrant, Rydex Series Funds, Rydex Dynamic Funds and Rydex Variable Trust

EX-99.I           Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP